united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17645 Wright Street Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Rich Malinowski, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110 Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 6/30

Date of reporting period: 12/31/18

Item 1. Reports to Stockholders.

altegris TRUSTED ALTERNATIVES. INTELLIGENT INVESTING.

December 31, 2018

The Altegris Mutual Funds

Each a Series of Northern Lights Fund Trust

Semi-Annual Report

Altegris Futures Evolution Strategy Fund

Altegris GSA Trend Strategy Fund

Altegris Managed Futures Strategy Fund

ADVISED BY

Altegris Advisors, L.L.C.

1200 Prospect Street
Suite 400
La Jolla, CA 92037

888.524.9441

www.altegris.com/mutualfunds

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website www.altegris.com and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

Altegris Futures Evolution Strategy Fund

PORTFOLIO REVIEW (Unaudited)

December 31, 2018

The Fund’s performance figures* for the period ended December 31, 2018, compared to its benchmark:

			Annualized
					Since Inception	Since Inception
	Six Months	One Year	Three Years	Five Years	February 16, 2012	October 31, 2011
Altegris Futures Evolution Strategy Fund - Class A	(3.66)%	(7.65)%	(0.39)%	5.12%	N/A	3.35%
Altegris Futures Evolution Strategy Fund - Class A with load **	(9.21)%	(12.96)%	(2.35)%	3.88%	N/A	2.50%
Altegris Futures Evolution Strategy Fund - Class C	(4.03)%	(8.46)%	(1.12)%	4.32%	2.50%	N/A
Altegris Futures Evolution Strategy Fund - Class I	(3.60)%	(7.48)%	(0.12)%	5.39%	N/A	3.62%
Altegris Futures Evolution Strategy Fund - Class N	(3.77)%	(7.75)%	(0.39)%	5.10%	N/A	3.34%
Bank of America Merrill Lynch 3-Month Treasury Bill Index ***	1.06%	1.88%	1.02%	0.63%	0.48%	0.46%
S&P 500 Total Return Index ^	(6.85)%	(4.38)%	9.26%	8.49%	11.65%	12.51%
SG Trend Index +	(3.11)%	(8.11)%	(4.12)%	1.09%	0.43%	0.84%

*	The Performance data quoted is historical. Past performance is no guarantee of future results . Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Redemptions made within 30 days of purchase may be assessed a redemption fee of 1.00%. The Fund’s total annual operating expense ratios, before any fee waivers, are 2.00%, 2.75%, 1.75%, and 2.00% for Class A, Class C, Class I, and Class N shares, respectively, per the Fund’s prospectus dated October 29, 2018. Class A shares are subject to a sales charge imposed on purchase of 5.75% and Class A and Class C Shares are subject to a maximum deferred sales charge of 1.00%. For performance information current to the most recent month-end, please call 1-877-772-5838.

**	Class A with load total return is calculated using the maximum sales charge of 5.75%.

***	Bank of America Merrill Lynch 3-Month Treasury Bill Index:Is an unmanaged index that measures the returns of three-month Treasury Bills.

^	S&P 500 Total Return Index is unmanaged and is generally representative of certain portions of the U.S. equity markets.

+	SG Trend Index calculates the net daily rate of return for a group of 10 trend following CTAs selected from the largest managers open to new investment.

Holdings by Type of Investment as of December 31, 2018	% of Net Assets
Bonds & Notes
Other ABS	17.3%
Commercial MBS	13.1%
Whole Loan Collateral	13.0%
U.S. Government Agency	8.4%
U.S. Treasuries	5.1%
Banks	3.8%
Oil&Gas	1.6%
Automobile ABS	1.3%
Other	12.2%
Purchased Options	21.7%
Common Stock	0.0%
Short Term Investments	0.1%
Other, Cash & Cash Equivalents	2.4%
100.0%

Please refer to the Consolidated Portfolio of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

Altegris GSA Trend Strategy Fund

PORTFOLIO REVIEW (Unaudited)

December 31, 2018

The Fund’s performance figures* for the period ended December 31, 2018, compared to its benchmark:

			Annualized
			Since Inception
	Six Months	One Year	March 17, 2017
Altegris GSA Trend Strategy Fund - Class A	1.96%	(8.67)%	(5.92)%
Altegris GSA Trend Strategy Fund - Class A with load **	(3.91)%	(13.91)%	(8.66)%
Altegris GSA Trend Strategy Fund - Class I	2.18%	(8.44)%	(5.65)%
Altegris GSA Trend Strategy Fund - Class N	1.96%	(8.67)%	(5.92)%
Bank of America Merrill Lynch 3-Month Treasury Bill Index ***	1.06%	1.88%	1.36%
SG Trend Index +	(3.11)%	(8.11)%	(3.09)%

*	The performance data quoted is historical. Past performance is no guarantee of future results . Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Redemptions made within 30 days of purchase may be assessed a redemption fee of 1.00%. The Fund’s total annual operating expense ratios, gross of fee waivers or expense reimbursements, are 2.39%, 2.11%, and 2.39% for Class A, Class I, and Class N shares, respectively, per the Fund’s prospectus dated October 29, 2018. Class A shares are subject to a maximum sales charge on purchases of 5.75% and Class A and C shares are subject to a maximum deferred sales charge of 1.00%. For performance information current to the most recent month-end, please call 1-877-772-5838.

**	Class A with load total return is calculated using the maximum sales charge of 5.75%.

***	Bank of America Merrill Lynch 3-Month Treasury Bill Index: Consists of U.S. Treasury Bills maturing in 90 days. Investors cannot invest directly in an index.

^	S&P 500 Total Return Index is unmanaged and is generally representative ov certain portions of the U.S. equity markets.

+	SG Trend Index calculates the net daily rate of return for a group of 20 CTAs selected from the largest managers open to new invesment.

Holdings by Type of Investment as of December 31, 2018	% of Net Assets
U.S. Treasury Bill	61.5%
Other, Assets Less Liabilities	38.5%
100.0%

Please refer to the Consolidated Portfolio of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

Altegris Managed Futures Strategy Fund

PORTFOLIO REVIEW (Unaudited)

December 31, 2018

The Fund’s performance figures* for the period ended December 31, 2018, compared to its benchmark:

			Annualized
					Since Inception	Since Inception	Since Inception
	Six Months	One Year	Three Year	Five Year	8/26/2010	2/1/2011	3/13/2013
Altegris Managed Futures Strategy Fund - Class A	(0.87)%	(5.77)%	(0.88)%	0.90%	(0.66)%	N/A	N/A
Altegris Managed Futures Strategy Fund - Class A with load **	(6.54)%	(11.20)%	(2.82)%	(0.29)%	(1.36)%	N/A	N/A
Altegris Managed Futures Strategy Fund - Class C	(1.30)%	(6.50)%	(1.62)%	0.11%	N/A	(2.12)%	N/A
Altegris Managed Futures Strategy Fund - Class I	(0.82)%	(5.65)%	(0.66)%	1.14%	(0.42)%	N/A	N/A
Altegris Managed Futures Strategy Fund - Class O	(0.87)%	(5.77)%	(0.84)%	0.90%	N/A	N/A	(0.16)%
Bank of America Merill Lynch 3 Month T- Bill Index ***	1.06%	1.88%	1.02%	0.63%	0.41%	0.43%	0.55%
MSCI World Index ****	(9.10)%	(8.71)%	6.30%	4.56%	9.11%	6.66%	6.94%
SG CTA Index *****	(1.21)%	(5.84)%	(2.13)%	1.63%	0.76%	0.19%	1.05%

*	The Performance data quoted is historical. Past performance is no guarantee of future results . Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Redemptions made within 30 days of purchase may be assessed a redemption fee of 1.00%. Per the fee table in the Fund’s October 29, 2018 prospectus, the total annual operating expense are 2.18%, 2.92%, 1.89%, and 2.18% for the Fund’s Class A, Class C, Class I, and Class O shares, respectively. Class A shares are subject to a maximum sales charge imposed on purchases of 5.75%, while Class A and Class C shares are subject to a maximum deferred sales charge of 1.00%. For performance information current to the most recent month-end, please call 1-877-772-5838.

**	Class A with load total return is calculated using the maximum sales charge of 5.75%.

***	Bank of America Merrill Lynch 3 Month T-Bill Index is an unmanaged index that measures returns of three-month treasury bills.

****	MSCI World Index is a stock market index of over 6,000 stocks from 24 developed countries around the globe. Investors cannot invest directly in an index.

*****	SG CTA Index calculates the net daily rate of return for a group of 20 CTAs selected from the largest managers open to new invesment.

Holdings by Type of Investment as of December 31, 2018	% of Net Assets
U.S. Treasury Securities	50.9%
Other Assets Less Liabilities	49.1%
100.0%

Please refer to the Consolidated Portfolio of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

Altegris Futures Evolution Strategy Fund

PORTFOLIO OF INVESTMENTS (Unaudited)

December 31, 2018

Shares					Value
	COMMON STOCK - 0.0%
10,554	Frontera Energy Corp.				$102,815
	TOTAL COMMON STOCK (Cost - $937,302)				102,815

Principal
Amount ($)		Spread	Yield	Maturity
	BONDS & NOTES - 75.8%
	ADVERTISING - 0.1%
125,000	Interpublic Group of Cos., Inc.		4.6500	10/1/2028	123,369
125,000	Interpublic Group of Cos., Inc.		5.4000	10/1/2048	118,375
472,000	Omnicom Group, Inc.		3.6250	5/1/2022	465,468
					707,212
	AEROSPACE / DEFENSE - 0.1%
195,000	Lockheed Martin Corp.		4.7000	5/15/2046	203,196
444,000	Northrop Grumman Corp.		2.0800	10/15/2020	435,430
40,000	Transdigm, Inc.		6.3750	6/15/2026	37,200
					675,826
	AGRICULTURE - 0.1%
655,000	BAT Capital Corp. (b)		2.2970	8/14/2020	639,698
125,000	BAT Capital Corp.(b,c)	3M Libor + 0.88	3.4961	8/15/2022	123,742
80,000	Reynolds American, Inc.		4.0000	6/12/2022	79,138
					842,578
	AIRLINES - 0.2%
340,000	Delta Airlines, Inc.		3.6250	3/15/2022	332,720
470,000	Delta Airlines, Inc.		3.4000	4/19/2021	466,078
348,819	Guanay Finance Limited		6.0000	12/15/2020	350,999
200,000	Latam Finance Ltd.		6.8750	4/11/2024	196,952
					1,346,749
	AUTO MANUFACTURERS - 0.3%
395,000	Daimler Finance North America LLC (b)		2.2500	3/2/2020	389,682
380,000	Daimler Finance North America LLC (b)		2.3000	2/12/2021	370,774
200,000	Ford Motor Co.		7.4500	7/16/2031	206,205
580,000	General Motors Co.		3.2000	7/6/2021	566,548
83,000	General Motors Financial Co., Inc.		2.6500	4/13/2020	81,614
225,000	General Motors Financial Co., Inc. (c)	3 Month LIBOR + 0.99	3.3982	1/5/2023	213,446
15,000	General Motors Financial Co., Inc.		3.9500	4/13/2024	14,246
					1,842,515
	AUTOMOBILE ABS - 1.3%
1,000,000	Flagship Credit Auto Trust 2016-4 (b)		2.4100	10/15/2021	993,425
100,000	GLS Auto Receivables Trust 2018-2 (b)		3.7100	3/15/2023	100,433
690,944	GLS Auto Receivables Trust 2018-3 (b)		3.3500	8/15/2022	690,123
2,500,000	Tesla Auto Lease Trust 2018-A (b)		2.7500	2/20/2020	2,500,607
1,000,000	Westlake Automobile Receivables Trust 2016-3 (b)		2.4600	1/18/2022	996,425
2,000,000	Westlake Automobile Receivables Trust 2017-1 (b)		2.7000	10/17/2022	1,989,935
500,000	Westlake Automobile Receivables Trust 2018-2 (b)		3.2000	1/16/2024	498,646
					7,769,594
	BANKS - 3.8%
200,000	Agromercantil Senior Trust (b)		6.2500	4/10/2019	200,048
400,000	Agromercantil Senior Trust		6.2500	4/10/2019	400,096
150,000	Banco de Reservas de la Republica Dominicana		7.0000	2/1/2023	150,000
300,000	Banco del Estado de Chile (b)		2.6680	1/8/2021	293,250
900,000	Banco del Estado de Chile		3.8750	2/8/2022	895,193
200,000	Banco do Brasil SA (c)	10 Year Treasury Note + 4.40	6.2500	10/15/2166	171,500
300,000	Banco Internatcional del Peru SAA/Panama		3.3750	1/18/2023	286,203
150,000	Banco Macro SA (c)	5 Year Swap Rate + 5.46	6.7500	11/4/2026	121,125
800,000	Banco Mercantil del Norte SA (c)	5 Year Treasury Note + 5.04	6.8750	10/6/2166	774,000
200,000	Banco Mercantil del Norte SA (c)	10 Year Treasury Note + 5.35	7.6250	10/6/2166	193,500
400,000	Banco Nacional de Costa Rica (c)	5 Year Treasury Note + 3.00	3.8000	8/11/2026	382,004
200,000	Banco Santander Chile (b)		2.5000	12/15/2020	194,954
300,000	Banco Santander Chile		3.8750	9/20/2022	298,589
700,000	Banco Santander Mexico SA (c)	10 Year Treasury Note + 3.00	5.9500	10/1/2028	702,625
1,090,000	Banistmo SA		3.6500	9/19/2022	1,035,500
445,000	Bank of America Corp. (c)	3 Month LIBOR + 0.79	3.5413	3/5/2024	432,364
90,000	Bank of Montreal (c)	5 Year Swap Rate + 1.43	3.8030	12/15/2032	83,340
700,000	BBVA Banco Continental SA		5.0000	8/26/2022	710,507
100,000	BBVA Bancomer SA		7.2500	4/22/2020	103,550
600,000	BBVA Bancomer SA		6.7500	9/30/2022	632,250
200,000	BBVA Bancomer SA (c)	5 Year Treasury + 2.65	5.1250	1/18/2033	173,500
500,000	BDO Unibank, Inc.		2.6250	10/24/2021	480,150
850,000	BDO Unibank, Inc.		2.9500	3/6/2023	803,420
230,000	Citigroup, Inc. (c)	3 Month LIBOR + 1.10	3.7400	5/17/2024	224,390
675,000	Citigroup, Inc. (c)	3 Month LIBOR + 1.02	3.7611	6/1/2024	661,173

See accompanying notes to consolidated financial statements.

Altegris Futures Evolution Strategy Fund

PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)

December 31, 2018

Principal
Amount ($)		Spread	Yield	Maturity	Value
	BANKS - 3.8% (Continued)
1,100,000	DBS Group Holdings Ltd. (c)	5 Year Swap + 2.39	3.6000	12/29/2049	$1,050,500
200,000	Global Bank Corp. (b)		5.1250	10/30/2019	200,100
200,000	Global Bank Corp.		5.1250	10/30/2019	200,100
300,000	Global Bank Corp.		4.5000	10/20/2021	290,910
480,000	Goldman Sachs Group, Inc.		2.3000	12/13/2019	475,117
900,000	Grupo Aval Ltd.		4.7500	9/26/2022	840,375
200,000	Itau Unibanco Holding SA Island		6.2000	12/21/2021	208,000
200,000	Itau Unibanco Holding SA Island (c)	5 Year Treasury + 3.86	6.5000	3/19/2166	189,250
1,100,000	Malayan Banking Bhd (c)	5 Year Swap 2.54	3.9050	10/29/2026	1,086,096
330,000	Mitsubishi UFJ Financial Group, Inc. (c)	3 Month LIBOR + 0.74	3.4781	3/2/2023	324,532
670,000	Morgan Stanley (c)	3 Month LIBOR + 0.93	3.3990	7/22/2022	660,596
230,000	Morgan Stanley (c)	3 Month LIBOR + 0.85	3.7370	4/24/2024	228,041
400,000	Multibank, Inc.		4.3750	11/9/2022	387,500
1,100,000	Oversea-Chinese Banking, Corp, Ltd. (c)	5 Year Swap + 2.20	4.0000	10/15/2024	1,103,354
640,000	PNC Financial Services Group, Inc.		4.3750	8/11/2020	651,760
425,000	Royal Bank of Canada		3.2000	4/30/2021	424,956
225,000	Royal Bank of Scotland Group PLC (c)	3 Month LIBOR + 1.48	3.4980	5/15/2023	216,364
200,000	Santander Holdings USA, Inc.		3.4000	1/18/2023	191,930
675,000	Sumitomo Mitsui Financial Group, Inc.		2.0580	7/14/2021	653,712
425,000	Toronto-Dominion Bank (The)		3.2500	6/11/2021	426,741
1,300,000	Union Bank of the Philippines		3.3690	11/29/2022	1,236,950
200,000	United Overseas Bank Ltd. (c)	5 Year Swap + 1.65	2.8800	3/8/2027	192,500
645,000	Westpac Banking Corp.		1.6000	8/19/2019	639,262
15,000	Westpac Banking Corp.		2.6500	1/25/2021	14,848
					22,296,725
	BEVERAGES - 0.0% *
125,000	Anheuser-Bush InBev Finance, Inc.		4.9000	2/1/2046	115,923

	BIOTECHNOLOGY - 0.1%
655,000	Celgene Corp.		2.8750	8/15/2020	650,424

	BUILDING MATERIALS - 0.0% *
40,000	Builders FirstSource, Inc. (b)		5.6250	9/1/2024	37,100
135,000	Owens Corning		4.4000	1/30/2048	102,046
					139,146
	CHEMICALS - 0.4%
40,000	Ashland LLC		4.7500	8/15/2022	39,400
1,000,000	Braskem Netherlands Finance BV		3.5000	1/10/2023	948,010
170,000	DowDuPont, Inc.		3.7660	11/15/2020	171,630
25,000	Hexion, Inc.		6.6250	4/15/2020	19,938
25,000	Hexion, Inc. (b)		10.3750	2/1/2022	19,938
235,000	Mosaic Co. (The)		4.0500	11/15/2027	222,881
255,000	Sherwin-Williams Co. (The)		2.2500	5/15/2020	251,096
700,000	UPL Corp. Ltd.		3.2500	10/13/2021	676,808
					2,349,701
	COAL - 0.0% *
35,000	Peabody Energy Corp. (b)		6.0000	3/31/2022	33,950
60,000	SunCoke Energy Partners LP / SunCoke Energy Partners Finance Corp. (b)		7.5000	6/15/2025	56,850
					90,800
	COMMERCIAL MBS - 13.1%
722,894	Ashford Hospitality Trust 2018-ASHF (b,c)	1 Month LIBOR + 0.90	3.3551	4/15/2035	717,412
1,229,000	Atrium Hotel Portfolio Trust 2017-ATRM E (b,c)	1 Month LIBOR + 3.05	5.5051	11/15/2019	1,201,797
780,000	Atrium Hotel Portfolio Trust 2018-ATRM A (b,c)	1 Month LIBOR + 0.95	3.4051	6/15/2035	775,517
195,000	Atrium Hotel Portfolio Trust 2018-ATRM E (b,c)	1 Month LIBOR + 3.40	5.8551	6/15/2035	193,300
898,021	Bancorp Commercial Mortgage 2018 CRE4 Trust (b,c)	1 Month LIBOR + 0.90	3.3551	9/15/2035	896,400
3,701,539	BANK 2018-BNK10 XA (b)		0.7481	2/15/2061	197,979
101,000	BBCMS 2017-DELC Mortgage Trust C (b,c)	1 Month LIBOR + 1.20	3.6551	8/15/2036	99,113
115,000	BBCMS 2017-DELC Mortgage Trust D (b,c)	1 Month LIBOR + 1.70	4.1551	8/15/2036	113,333
231,000	BBCMS 2017-DELC Mortgage Trust E (b,c)	1 Month LIBOR + 2.50	4.9551	8/15/2036	228,164
230,000	BBCMS 2017-DELC Mortgage Trust F (b,c)	1 Month LIBOR + 3.50	5.9551	8/15/2036	228,861
485,000	BBCMS 2018-TALL Mortgage Trust A (b,c)	1 Month LIBOR + 0.72	3.1771	3/15/2037	476,464
7,806,327	BBCMS Mortgage Trust 2017-C1 XA (b)		1.5132	2/15/2050	703,943
450,000	BBCMS Trust 2018-BXH (b,c)	1 Month LIBOR + 1.00	3.4551	10/15/2037	446,451
298,000	BBCMS Trust 2018-CBM (b,c)	1 Month LIBOR + 3.15	5.6051	7/15/2037	295,024
32,734,000	BB-UBS Trust 2012-SHOW XA (b,c)		0.5958	11/5/2024	1,085,630
18,022,000	BB-UBS Trust 2012-SHOW XB (b,c)		0.1438	11/5/2024	186,621
784,000	BHMS 2018-ATLS (b,c)	1 Month LIBOR 1.25	3.7051	7/15/2035	780,124
124,000	BSPRT 2017 FL2 Issuer Ltd. AS (b,c)	1 Month LIBOR + 1.10	3.5551	10/1/2034	123,834
124,000	BSPRT 2017 FL2 Issuer Ltd. B (b,c)	1 Month LIBOR + 1.40	3.8551	10/1/2034	123,778
307,000	BX Commercial Mortgage Trust 2018-BIOA D (b,c)	1 Month LIBOR + 1.32	3.7762	3/15/2037	300,886

See accompanying notes to consolidated financial statements.

Altegris Futures Evolution Strategy Fund

PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)

December 31, 2018

Principal
Amount ($)		Spread	Yield	Maturity	Value
	COMMERCIAL MBS - 13.1% (Continued)
734,000	BX Commercial Mortgage Trust 2018-BIOA E (b,c)	1 Month LIBOR + 1.95	4.4062	3/15/2037	$715,180
207,000	BX Trust 2017-IMC D (b,c)	1 Month LIBOR + 2.25	4.7051	10/15/2032	203,909
334,000	BX Trust 2017-IMC E (b,c)	1 Month LIBOR + 3.25	5.7051	10/15/2032	333,830
169,150	BX Trust 2017-SLCT D (b,c)	1 Month LIBOR + 2.05	4.5051	7/15/2034	166,664
286,450	BX Trust 2017-SLCT E (b,c)	1 Month LIBOR + 3.15	5.6051	7/15/2034	281,013
1,836,000	BX Trust 2018-BILT A (b,c)	1 Month LIBOR + 0.80	3.2551	5/15/2035	1,822,490
450,000	BX Trust 2018-EXCL (b,c)	1 Month LIBOR + 1.09	3.5428	9/15/2020	447,525
714,000	BX Trust 2018-GW A (b,c)	1 Month LIBOR + 0.80	3.2551	5/15/2035	698,560
100,000	BX Trust 2018-GW D (b,c)	1 Month LIBOR + 1.77	4.2251	5/15/2035	98,003
419,000	BX Trust 2018-MCSF F (b,c)	1 Month LIBOR + 2.65	5.0467	4/15/2035	409,968
599,000	BXMT 2017-FL1 Ltd. C (b,c)	1 Month LIBOR + 1.95	4.4051	6/15/2035	599,069
1,750,164	CD 2017-CD3 Mortgage Trust XA (c)		1.0343	2/10/2050	110,986
2,893,432	CD 2017-CD4 Mortgage Trust XA (c)		1.3196	5/10/2050	224,783
6,324,902	CFCRE 2017-C8 XA		1.6612	6/15/2050	608,421
2,302,000	CFCRE 2017-C8 XB		0.9546	6/15/2050	154,800
1,081,000	CFCRE Commercial Mortgage Trust 2018-TAN B (b)		4.6900	2/15/2033	1,105,728
1,081,000	CFCRE Commercial Mortgage Trust 2018-TAN C (b)		5.2948	2/15/2033	1,105,763
649,000	CFCRE Commercial Mortgage Trust 2018-TAN D (b)		6.0994	2/15/2033	666,277
725,000	CGGS Commercial Mortgage Trust 2018-WSS D (b,c)	1 Month LIBOR + 2.30	4.7551	2/15/2020	710,915
391,000	CHT 2017-COSMO Mortgage Trust E (b,c)	1 Month LIBOR + 3.00	5.4551	11/15/2034	384,830
209,000	CHT 2017-COSMO Mortgage Trust F (b,c)	1 Month LIBOR + 3.74	6.1963	11/15/2034	208,337
90,000	Citigroup Commercial Mortgage Trust		3.7200	11/10/2026	91,177
679,043	Citigroup Commercial Mortgage Trust 2012-GC8 XA (b,c)		2.0531	9/10/2045	33,947
7,407,901	Citigroup Commercial Mortgage Trust 2014-GC21 XA (c)		1.1917	5/10/2047	355,435
4,500,835	Citigroup Commercial Mortgage Trust 2014-GC25 XA (c)		1.0540	10/10/2047	216,064
131,000	Citigroup Commercial Mortgage Trust 2015-GC27 D (b,c)		4.4277	2/10/2048	128,837
552,600	Citigroup Commercial Mortgage Trust 2015-GC27 (b,c)		4.5770	2/10/2048	491,077
1,976,331	Citigroup Commercial Mortgage Trust 2016-GC36 D (b)		1.2998	2/10/2049	137,179
354,000	Citigroup Commercial Mortgage Trust 2016-GC36 XA (c)		2.8500	2/10/2049	277,661
4,644,791	Citigroup Commercial Mortgage Trust 2016-P3 XA (c)		1.7028	4/15/2049	404,132
1,066,626	Citigroup Commercial Mortgage Trust 2016-P5 (c)		1.5384	10/10/2049	86,740
150,000	Citigroup Commercial Mortgage Trust 2018-C5 C (c)		4.7212	6/10/2051	150,218
796,000	Citigroup Commercial Mortgage Trust 2018-TBR D (b,c)	1 Month LIBOR + 1.80	4.2551	12/15/2019	784,154
414,000	CLNS Trust 2017-IKPR D (b,c)	1 Month LIBOR + 2.05	4.4502	6/11/2032	413,044
414,000	CLNS Trust 2017-IKPR E (b,c)	1 Month LIBOR + 3.50	5.9002	6/11/2032	412,343
38,000	CLNS Trust 2017-IKPR F (b,c)	1 Month LIBOR + 4.50	6.9002	6/11/2032	37,797
338,000	Cold Storage Trust 2017-ICE3 A (b,c)	1 Month LIBOR + 1.00	3.4551	4/15/2024	331,957
412,000	Cold Storage Trust 2017-ICE3 C (b,c)	1 Month LIBOR + 1.35	3.8051	4/15/2024	402,157
798,035	COMM 2012-CCRE3 Mortgage Trust XA (c)		2.0686	10/15/2045	45,771
152,000	COMM 2012-CR4 D (b,c)		4.5727	11/15/2022	79,185
711,804	COMM 2012-LC4 Mortgage XA Trust (b,c)		2.1079	12/10/2044	37,733
8,544,326	COMM 2013-CCRE12 Mortgage Trust XA (c)		1.1809	10/10/2046	374,686
100,000	COMM 2014-CCRE20 Mortgage Trust C (c)		4.6576	11/10/2047	99,022
344,000	COMM 2014-LC15 Mortgage Trust (b,c)		4.9427	4/10/2047	311,791
563,625	COMM 2014-UBS4 E Mortgage Trust (b)		3.7500	8/10/2047	389,436
644,150	COMM 2014-UBS4 F Mortgage Trust (b)		3.7500	8/10/2047	350,303
1,207,795	COMM 2014-UBS4 G Mortgage Trust (b)		3.7500	8/10/2047	331,833
20,866,768	COMM 2015-CCRE22 Mortgage Trust XA (c)		0.9700	3/10/2048	815,834
973,480	COMM 2016-DC2 XA Mortgage Trust (c)		1.0383	2/10/2049	53,414
53,000	COMM 2016-DC2 Mortgage Trust (c)		4.6407	2/10/2049	52,071
111,000	COMM 2016-GCT Mortgage E Trust (b,c)		3.4614	8/10/2021	108,781
1,226,000	COMM 2018-HCLV Mortgage Trust (b,c)	1M LIBOR + 1.00	3.4551	9/15/2033	1,220,288
132,000	COMM 2018-HCLV Mortgage Trust (b,c)	1M LIBOR + 1.70	4.1551	9/15/2033	131,311
396,000	COMM 2018-HCLV Mortgage Trust (b,c)	1 M LIBOR + 2.18	4.6317	9/15/2033	392,500
7,517,551	Commercial Mortgage Trust		1.3596	1/10/2023	335,756
88,000	Commercial Mortgage Pass Through Certificates C (c)		4.6470	2/10/2049	89,151
176,270	Commercial Mortgage Trust 2006-GG7 AM (c)		6.0208	7/10/2038	176,712
1,587,770	Credit Suisse Commercial Mortgage Trust (c)		4.5000	3/25/2021	1,589,654
1,934,472	CSAIL 2015-C1 Commercial Mortgage Trust XA (c)		0.9510	4/15/2050	77,601
7,935,818	CSAIL 2017-C8 Commercial Mortgage Trust XA (c)		1.2510	6/15/2050	553,960
10,023,584	CSAIL 2017-CX9 Commercial Mortgage Trust XA (c)		0.8948	9/15/2050	446,200
10,537,303	CSAIL 2017-CX10 Commercial Mortgage Trust (c)		0.7275	11/15/2027	515,096
11,171,390	CSAIL 2017-CX12 Commercial Mortgage Trust (c)		0.6242	8/15/2051	515,439
623,000	CSMC Trust 2017-CHOP D (b,c)	1 Month LIBOR + 1.90	4.3551	7/15/2032	616,741
57,000	CSMC Trust 2017-CHOP E (b,c)	1 Month LIBOR + 3.30	5.7551	7/15/2032	56,457
171,000	CSMC Trust 2017-LSTK C (b)		3.2294	4/5/2021	168,706
204,000	CSMC Trust 2017-LSTK D (b,c)		3.3305	4/5/2021	200,036
1,210,000	CSWF 2018-TOP (b,c)	1M LIBOR + 1.00	3.4551	8/15/2035	1,196,041
109,947	GE Commercial Mortgage Corp. Series 2007-C1 Trust AM (c)		5.6060	12/10/2049	102,521
776,000	GPMT 2018-FL1 Ltd. A (b,c)	1 Month LIBOR + 0.90	3.3794	12/19/2035	772,372

See accompanying notes to consolidated financial statements.

Altegris Futures Evolution Strategy Fund

PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)

December 31, 2018

Principal
Amount ($)		Spread	Yield	Maturity	Value
	COMMERCIAL MBS - 13.1% (Continued)
784,000	GPT 2018-GPP Mortgage Trust (b,c)	1 Month LIBOR + 1.28	3.7351	6/15/2035	$781,872
160,000	Great Wolf Trust 2017 D (b,c)	1 Month LIBOR + 2.10	4.7051	9/15/2034	157,111
249,000	Great Wolf Trust 2017 E (b,c)	1 Month LIBOR + 3.10	5.7051	9/15/2034	244,680
132,000	Great Wolf Trust 2017 F (b,c)	1 Month LIBOR + 4.07	6.6751	9/15/2034	129,788
255,000	GS Mortgage Securities Corp. Trust 2017-500K E (b,c)	1 Month LIBOR + 1.50	3.9551	7/15/2032	251,036
175,000	GS Mortgage Securities Corp. Trust 2017-500K F (b,c)	1 Month LIBOR + 1.80	4.2551	7/15/2032	172,294
1,055,000	GS Mortgage Securities Corp Trust 2018-3PCK (b,c)	1 Month LIBOR + 1.45	3.9051	9/15/2021	1,054,498
146,000	GS Mortgage Securities Corp Trust 2018-FBLU (b,c)	1 Month LIBOR + 3.25	5.7051	11/15/2035	144,898
290,000	GS Mortgage Securities Corp Trust 2018-TWR (b,c)	1 Month LIBOR + 3.93	6.3798	7/15/2031	284,908
634,000	GS Mortgage Securities Trust 2014-GC26 D (b,c)		4.5104	11/10/2047	544,864
8,029,817	GS Mortgage Securities Trust 2015-GC28 XA (c)		1.1037	2/10/2048	338,083
147,000	GS Mortgage Securities Trust 2015-GC34		2.9790	10/10/2048	116,168
117,000	GS Mortgage Securities Trust 2017-GS8 C (c)		4.3376	11/10/2027	114,838
511,000	Hilton Orlando Trust 2018-ORL B (b,c)	1 Month LIBOR + 1.05	3.5051	12/15/2034	505,994
2,000,000	Jamestown CLO Ltd. (b)		3.9690	10/20/2028	2,001,884
30,666	JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP8 X (c)		0.4197	5/15/2045	38
185,880	JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP9 AM		5.3720	5/15/2047	185,882
638,000	JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP9 AMS		5.3370	5/15/2047	637,892
3,778	JP Morgan Chase Commercial Mortgage Securities Trust 2007-CIBC18 AM (c)		5.4660	6/12/2047	3,777
92,176	JP Morgan Chase Commercial Mortgage Securities Trust 2007-LDP10 AM (c)		5.4640	1/15/2049	92,231
650,000	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C3 (c)		5.6604	2/15/2046	640,191
659,202	JP Morgan Chase Commercial Mortgage Securities Trust 2012-C6 XA (c)		1.5828	5/15/2045	28,668
1,510,040	JP Morgan Chase Commercial Mortgage Securities Trust 2012-C8 XA (c)		1.8209	10/15/2045	78,275
580,234	JP Morgan Chase Commercial Mortgage Securities Trust 2012-CIBX XA (c)		1.6533	6/15/2045	20,315
34,000	JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP2 B		3.4595	8/15/2049	32,298
26,000	JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP2 C (c)		3.7919	8/15/2049	24,340
119,000	JP Morgan Chase Commercial Mortgage Securities Trust 2016-WIKI E (b,c)		4.0090	10/5/2021	114,437
167,000	JP Morgan Chase Commercial Mortgage Securities Trust 2017-MAUI C (b,c)	1 Month LIBOR + 1.25	3.6369	7/15/2034	164,774
129,000	JP Morgan Chase Commercial Mortgage Securities Trust 2017-MAUI D (b,c)	1 Month LIBOR + 1.95	4.3369	7/15/2034	126,678
115,000	JP Morgan Chase Commercial Mortgage Securities Trust 2017-MAUI E (b,c)	1 Month LIBOR + 2.95	5.3369	7/15/2034	112,435
161,000	JP Morgan Chase Commercial Mortgage Securities Trust 2017-MAUI F (b,c)	1 Month LIBOR + 3.75	6.1369	7/15/2034	157,031
1,064,000	J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-ASH8 A (b,c)	1 Month LIBOR + 0.80	3.2551	2/15/2035	1,049,454
1,109,000	J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-ASH8 B(b,c)	1 Month LIBOR + 1.10	3.5551	2/15/2035	1,098,238
144,000	J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-ASH8 C (b,c)	1 Month LIBOR + 1.30	3.7551	2/15/2035	142,217
784,000	JP Morgan Chase Commercial Mortgage Securities Trust 2018-LAQ A (b,c)	1 Month LIBOR + 1.00	3.4551	6/15/2032	768,310
786,000	J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-WPT (b,c)	1 Month LIBOR + 2.60	4.9789	7/5/2023	784,145
1,000,000	J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-WPT (b)		5.5422	7/5/2023	977,239
1,727,711	JPMBB Commercial Mortgage Securities Trust 2014-C21 XA (c)		1.0193	8/15/2047	77,026
9,633,633	JPMBB Commercial Mortgage Securities Trust 2014-C25 XA (c)		0.9905	11/15/2047	365,777
887,396	JPMBB Commercial Mortgage Securities Trust 2014-C26 C (c)		1.1628	1/15/2048	35,295
115,000	JPMBB Commercial Mortgage Securities Trust 2014-C26 XA (c)		4.4266	1/15/2048	112,656
127,500	JPMBB Commercial Mortgage Securities Trust 2015-C27 D (b,c)		3.8451	2/15/2048	114,547
174,000	JPMBB Commercial Mortgage Securities Trust 2015-C29 (c)		4.1701	5/15/2048	166,860
105,000	JPMBB Commercial Mortgage Securities Trust 2015-C32 C (c)		4.6669	11/15/2048	103,820
87,000	JPMBB Commercial Mortgage Securities Trust 2015-C33 C (c)		4.6170	12/15/2048	85,874
86,000	JPMBB Commercial Mortgage Securities Trust 2016-C1 C (c)		4.9049	3/15/2049	85,517
13,064,065	JPMDB Commercial Mortgage Securities Trust 2017-C5 XA (c)		0.9947	3/15/2050	787,166
139,209	LB-UBS Commercial Mortgage Trust 2006-C7 XCL (b,c)		0.6823	11/15/2038	33
116,008	LB-UBS Commercial Mortgage Trust 2006-C7 XW (b,c)		0.6823	11/15/2038	27
542,000	LCCM Mortgage Trust 2014-PKMD MRC (b,c)		2.8568	11/14/2027	537,748
789,000	Loancore 2018-CRE1 Issuer (b)		3.5851	5/15/2028	788,125
784,000	MACRE 2018-FL1 A (c)		3.6051	6/15/2028	770,968
18,507	Merrill Lynch Mortgage Trust 2006-C1 AJ (c)		5.8618	5/12/2039	18,764
1,577	Merrill Lynch Mortgage Trust 2007-C1 AM (c)		5.7915	6/12/2050	1,581
1,209,000	Monarch Beach Resort Trust 2018-MBR (b,c)	1 Month LIBOR + 0.92	3.3751	7/15/2035	1,203,781
500,000	Monarch Beach Resort Trust 2018-MBR MZ (b,c)	1 Month LIBOR + 4.96	7.4151	7/15/2025	487,519
681,808	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5 XA (b,c)		1.5245	8/15/2045	28,117
125,000	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18 C (c)		4.4893	10/15/2047	123,744
125,000	Morgan Stanley Bank of America Merrill Lynch Trust 2014 C19 C		4.0000	12/15/2047	119,820
72,000	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C25 C (c)		4.6798	10/15/2048	72,423
60,000	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C26 D (b)		3.0600	11/15/2048	50,991
91,000	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C29 C (c)		4.7508	4/15/2026	92,199
16,132,500	Morgan Stanley Bank of America Merrill Lynch Trust 2017-C34 XB (c)		0.1681	11/15/2052	243,881
309,605	Morgan Stanley Capital I Trust 2011-C1 XA (b,c)		0.4261	9/15/2047	2,046
961,534	Morgan Stanley Capital I Trust 2016-UB11 XA (c)		1.6425	8/15/2049	81,072
165,000	Morgan Stanley Capital I Trust 2017-ASHF D (b,c)	1 Month LIBOR + 2.20	4.6551	11/15/2034	163,619
247,000	Morgan Stanley Capital I Trust 2017-ASHF E (b,c)	1 Month LIBOR + 3.15	5.6051	11/15/2034	244,921
187,000	Morgan Stanley Capital I Trust 2017-ASHF F (b,c)	1 Month LIBOR + 4.35	6.8051	11/15/2034	185,434
569,000	Morgan Stanley Capital I Trust 2017-CLS E (b,c)	1 Month LIBOR + 1.95	4.4051	11/15/2034	559,870
632,000	Morgan Stanley Capital I Trust 2017-CLS F (b,c)	1 Month LIBOR + 2.60	5.0551	11/15/2034	621,324

See accompanying notes to consolidated financial statements.

Altegris Futures Evolution Strategy Fund

PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)

December 31, 2018

Principal
Amount ($)		Spread	Yield	Maturity	Value
	COMMERCIAL MBS - 13.1% (Continued)
786,000	Morgan Stanley Capital I Trust 2018-SUN (b,c)	1 Month LIBOR + 0.90	3.3551	7/15/2035	$780,458
150,000	Morgan Stanley Capital I Trust 2018-SUN (b,c)	1 Month LIBOR + 3.05	5.5051	7/15/2035	147,429
95,200	MSCCG 2016-SNR C (b)		5.2050	11/13/2021	94,155
922,000	MSCG Trust 2018-SELF (b,c)	1 Month LIBOR + 0.90	3.3551	10/15/2028	910,470
378,000	MSCG Trust 2018-SELF (b,c)	1 Month LIBOR + 3.05	5.5051	10/15/2028	372,890
884,000	Natixis Commercial Mortgage Securities Trust 2018-FL1 A (b,c)	1 Month LIBOR + 0.95	3.2565	6/15/2035	873,079
100,000	Natixis Commercial Mortgage Securities Trust 2018-FL1 C (b,c)	1 Month LIBOR + 2.20	4.5065	6/15/2035	98,048
20,000	PFP 2017-3 Ltd. B (b,c)	1 Month LIBOR + 1.75	4.2051	11/14/2019	19,933
34,000	PFP 2017-3 Ltd. AS (b,c)	1 Month LIBOR + 1.30	3.7551	1/14/2035	34,002
21,000	PFP 2017-3 Ltd. C (b,c)	1 Month LIBOR + 2.50	4.9551	1/14/2035	20,927
25,000	RAIT 2017-FL7 Trust AS (b,c)	1 Month LIBOR + 1.30	3.7551	6/15/2037	25,009
283,000	Rosslyn Portfolio Trust 2017-ROSS A (b,c)	1 Month LIBOR + 0.95	3.4051	6/15/2033	281,821
283,000	Rosslyn Portfolio Trust 2017-ROSS B (b,c)	1 Month LIBOR + 1.25	3.7051	6/15/2033	281,479
753,197	SG Commercial Mortgage Securities Trust 2016-C5 XA (c)		2.0004	10/10/2048	76,010
916,805	SLIDE 2018-FUN (b,c)	1 Month LIBOR + 0.90	3.3551	6/15/2031	911,889
488,698	SLIDE 2018-FUN (b,c)	1 Month LIBOR + 3.00	5.4551	6/15/2031	481,748
307,519	Sofi Consumer Loan Program (b)		3.0500	12/26/2025	306,852
1,534,000	STWD 2018-URB Mortgage Trust (b,c)	1 Month LIBOR + 1.00	3.4551	5/15/2035	1,527,728
247,000	STWD 2018-URB Mortgage Trust (b,c)	1 Month LIBOR + 3.15	5.6051	5/15/2035	243,170
109,063	Tharaldson Hotel Portfolio Trust 2018-THPT E (b,c)	1 Month LIBOR + 3.18	5.5632	11/11/2034	107,168
737,704	TPG Real Estate Finance 2018-FL-1 Issuer LTD A (b,c)	1 Month LIBOR + 0.75	3.2051	4/15/2035	734,391
1,443,000	TPG Real Estate Finance 2018-FL-1 Issuer LTD AS (b,c)	1 Month LIBOR + 0.95	3.4051	4/15/2035	1,439,766
608,000	TPG Real Estate Finance 2018-FL-1 Issuer LTD B (b,c)	1 Month LIBOR + 1.30	3.7551	4/15/2035	606,624
754,664	UBS-Barclays Commercial Mortgage Trust 2012-C3 XA (b,c)		2.1740	8/10/2049	42,303
4,256,252	UBS Commercial Mortgage Trust 2012-C1 XA (b,c)		2.0675	5/10/2045	231,919
117,000	UBS Commercial Mortgage Trust 2017-C6 C (c)		4.4527	12/15/2050	114,090
11,137,806	UBS Commercial Mortgage Trust 2018-C8 XA (c)		0.8904	2/15/2051	691,049
129,000	UBS Commercial Mortgage Trust 2018-C8 C (c)		4.7044	2/15/2051	127,182
1,808,852	UBS Commercial Mortgage Trust 2018-C9 XA (c)		0.9000	3/15/2051	120,945
128,000	UBS Commercial Mortgage Trust 2018-C11 C (c)		4.8975	7/15/2051	128,276
957,029	Velocity Commercial Capital Loan Trust 2016-2 AFX (c)		2.9969	10/25/2046	952,964
840,477	Velocity Commercial Capital Loan Trust 2017-1 AFX (b,c)		3.0000	5/25/2047	829,985
822,334	Velocity Commercial Capital Loan Trust 2017-2 AFX (b,c)		3.0700	11/25/2047	818,914
140,000	Wells Fargo Commercial Mortgage Trust 2014-LC16 D (b)		3.9380	8/15/2050	114,998
5,249,536	Wells Fargo Commercial Mortgage Trust 2015-C26 XA (c)		1.2989	2/15/2048	303,589
75,000	Wells Fargo Commercial Mortgage Trust 2015-C31 C (c)		4.6074	11/15/2048	74,517
1,024,644	Wells Fargo Commercial Mortgage Trust 2015-LC20 XA (c)		1.3547	4/15/2050	57,766
60,000	Wells Fargo Commercial Mortgage Trust 2015-LC22 C (c)		4.5425	9/15/2058	59,721
100,000	Wells Fargo Commercial Mortgage Trust 2015-NXS3 C (c)		4.6382	9/15/2057	98,115
872,820	Wells Fargo Commercial Mortgage Trust 2016-BNK1 XA (c)		1.7821	8/15/2049	90,595
61,000	Wells Fargo Commercial Mortgage Trust 2016-C32 C (c)		4.7207	1/15/2059	60,453
148,000	Wells Fargo Commercial Mortgage Trust 2016-C33 (c)		3.1230	3/15/2059	121,244
89,000	Wells Fargo Commercial Mortgage Trust 2016-C34 C (c)		5.0289	6/15/2049	90,453
1,037,942	Wells Fargo Commercial Mortgage Trust 2016-NSX6 (c)		1.6424	11/15/2049	86,629
126,000	Wells Fargo Commercial Mortgage Trust 2018-BXI D (b,c)	1 Month LIBOR + 1.56	4.0116	12/15/2036	124,363
128,000	Wells Fargo Commercial Mortgage Trust 2018-C45 C		4.7270	6/15/2051	126,821
9,683,606	Wells Fargo Commercial Mortgage Trust 2018-C46 (c)		0.9499	8/15/2051	618,928
130,000	Wells Fargo Commercial Mortgage Trust 2018-C46		5.1456	8/15/2051	129,948
690,520	WFRBS Commercial Mortgage Trust 2012-C8 XA (b,c)		1.9079	8/15/2045	36,675
788,655	WFRBS Commercial Mortgage Trust 2012-C9 XA (b,c)		2.0761	11/15/2045	46,359
927,309	WFRBS Commercial Mortgage Trust 2014-C21 XA (c)		1.0707	8/15/2047	39,462
					76,319,638
	COMMERCIAL SERVICES - 0.3%
600,000	Adani Ports & Special Economic Zone Ltd.		3.9500	1/19/2022	590,138
798,895	ENA Norte Trust		4.9500	4/25/2028	800,493
50,000	Garda World Security Corp. (b)		8.7500	5/15/2025	45,500
60,000	Prime Security Services Borrower LLC / Prime Finance, Inc. (b)		9.2500	5/15/2023	61,875
30,000	Refinitiv US Holdings, Inc. (b)		6.2500	5/15/2026	28,950
50,000	United Rentals North America, Inc.		6.5000	12/15/2026	49,250
58,000	Verscend Escrow Corp. (b)		9.7500	8/15/2026	54,520
					1,630,726
	COMMUNICATIONS EQUIPMENT - 0.1% *
800,000	AXIATA SPV2 BHD		3.4660	11/19/2020	798,600

	DIVERSIFIED FINANCIAL SERVICES - 0.9%
695,000	Air Lease Corp.		2.5000	3/1/2021	677,529
160,000	Air Lease Corp.		3.2500	3/1/2025	147,002
150,000	Ally Financial, Inc.		4.1250	3/30/2020	148,313
420,000	American Express Co.		3.7000	11/5/2021	423,773
45,000	ASP AMC Merger Sub, Inc. (b)		8.0000	5/15/2025	23,850
665,000	Capital One Financial Corp.		2.4000	10/30/2020	651,047

See accompanying notes to consolidated financial statements.

Altegris Futures Evolution Strategy Fund

PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)

December 31, 2018

Principal
Amount ($)		Spread	Yield	Maturity	Value
	DIVERSIFIED FINANCIAL SERVICES - 1.0%
90,000	Capital One Financial Corp. (c)	3 Month LIBOR + 0.72	3.2404	1/30/2023	$87,550
500,000	Credito Real SAB de CV SOFOM ER		7.2500	7/20/2023	483,755
200,000	Credito Real SAB de CV SOFOM ER (c)	5 Year Treasury + 7.03	9.1250	5/29/2167	187,752
240,000	Discover Financial Services		4.1000	2/9/2027	224,056
150,000	Fondo Mivivienda SA		3.5000	1/31/2023	144,227
40,000	Nationstar Mortgage Holdings, Inc. (b)		8.1250	7/15/2023	39,000
60,000	NFP Corp. (b)		6.8750	7/15/2025	53,700
854,163	SPARC EM SPC Panama Metro Line 2 SP **		—	12/5/2022	774,094
320,000	Synchrony Financial		3.9500	12/1/2027	269,529
40,000	Tempo Acquisition LLC (b)		6.7500	6/1/2025	37,000
800,000	Unifin Financiera SAB de CV SOFOM ENR		7.2500	9/27/2023	736,392
200,000	Unifin Financiera SAB de CV SOFOM ENR (c)	5 Year Treasury + 6.31	8.8750	7/29/2066	165,000
					5,273,569
	ELECTRIC - 0.7%
200,000	AES Andres BV (b)		7.9500	5/11/2026	202,000
200,000	AES Gener SA		5.0000	7/14/2025	192,315
250,000	Arrow Electronics, Inc.		3.8750	1/12/2028	227,729
197,400	Cometa Energia SA de CV		6.3750	4/24/2035	182,595
400,000	Comision Federal de Electricidad		4.8750	5/26/2021	402,500
690,000	Consolidated Edison, Inc.		2.0000	3/15/2020	680,831
55,000	Edison International		4.1250	3/15/2028	52,055
182,600	Empresa Electrica Angamos SA		4.8750	5/25/2029	174,601
200,000	Engie Energia Chile SA		5.6250	1/15/2021	204,504
200,000	Inkia Energy Ltd.		5.8750	11/9/2027	185,252
200,000	Israel Electric Corp Ltd.		6.8750	6/21/2023	217,847
150,000	Pampa Energia SA		7.5000	1/24/2027	125,655
350,000	Pampa Energia SA		7.3750	7/21/2023	314,370
445,000	PSEG Power LLC		3.8500	6/1/2023	445,363
345,000	Southern Co/The		1.8500	7/1/2019	343,310
50,000	Vistra Operations Co LLC (b)		5.5000	9/1/2026	48,125
					3,999,052
	ENGINEERING & CONSTRUCTION - 0.0% *
300,000	OAS Financial Ltd. (b,c,f) **	5 Year Treasury + 8.19	—	12/31/2049	3,000

	ENTERTAINMENT - 0.0% *
50,000	Caesars Resort Collection LLC / CRC Finco, Inc. (b)		5.2500	10/15/2025	43,000
65,000	Eldorado Resorts, Inc.		6.0000	4/1/2025	62,702
25,000	Eldorado Resorts, Inc. (b)		6.0000	9/15/2026	23,625
					129,327
	ENVIRONMENTAL CONTROL - 0.0% *
60,000	Tervita 2018 Escrow Corp. (b)		7.6250	12/1/2021	57,150

	FOOD - 0.5%
40,000	Albertsons Cos LLC		5.7500	3/15/2025	35,000
35,000	B&G Foods, Inc.		5.2500	4/1/2025	32,550
200,000	Grupo Bimbo SAB de CV		4.8750	6/30/2020	203,999
400,000	JBS Investments GmbH		6.2500	2/5/2023	396,004
70,000	JBS USA LLC / JBS USA Finance, Inc. (b)		6.7500	2/15/2028	68,250
415,000	Kroger Co.		6.1500	1/15/2020	426,787
700,000	Marfrig Holdings Europe BV		8.0000	6/8/2023	701,750
200,000	Minerva Luxembourg SA		6.5000	9/20/2026	186,250
415,000	Mondelez International, Inc.		3.0000	5/7/2020	413,462
60,000	Pilgrim’s Pride Corp. (b)		5.7500	3/15/2025	56,250
245,000	Smithfield Foods, Inc. (b)		4.2500	2/1/2027	228,383
					2,748,685
	FOOD SERVICE - 0.0% *
55,000	Aramark Services, Inc. (b)		5.0000	4/1/2025	53,762

	FOREIGN GOVERNMENT - 0.5%
300,000	Argentine Republic Government International Bond		5.6250	1/26/2022	253,125
200,000	Argentine Republic Government International Bond		6.8750	1/26/2027	152,500
200,000	Costa Rica Government International Bond		9.9950	8/1/2020	206,500
900,000	Dominican Republic International Bond		7.5000	5/6/2021	929,250
200,000	Indonesia Government International Bond		4.8750	5/5/2021	204,297
200,000	Indonesia Government International Bond		3.7000	1/8/2022	198,041
700,000	Israel Government International Bond		4.0000	6/30/2022	716,006
262,000	Mexico Government International Bond		4.1500	3/28/2027	253,330
					2,913,049
	FOREST PRODUCTS & PAPER - 0.2%
600,000	Celulosa Arauco y Constitucion SA		4.5000	8/1/2024	592,500
300,000	Inversiones CMPC SA/Cayman Islands Branch		4.3750	5/15/2023	297,167
					889,667

See accompanying notes to consolidated financial statements.

Altegris Futures Evolution Strategy Fund

PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)

December 31, 2018

Principal
Amount ($)		Spread	Yield	Maturity	Value
	HEALTHCARE - PRODUCTS - 0.2%
65,000	Avantor, Inc. (b)		9.0000	10/1/2025	$65,000
705,000	Thermo Fisher Scientific, Inc.		3.6000	8/15/2021	707,074
345,000	Zimmer Biomet Holdings, Inc.		2.7000	4/1/2020	341,708
					1,113,782
	HEALTHCARE - SERVICES - 0.2%
660,000	Anthem, Inc.		2.5000	11/21/2020	650,935
75,000	Centene Corp.		4.7500	1/15/2025	71,625
95,000	HCA Inc		5.3750	9/1/2026	92,387
35,000	MPH Acquisition Holdings LLC (b)		7.1250	6/1/2024	32,637
55,000	WellCare Health Plans, Inc. (b)		5.3750	8/15/2026	53,075
					900,659
	HOLDING COMPANIES - 0.1%
500,000	CK Hutchison International 17 Ltd.		2.8750	4/5/2022	490,695

	HOME EQUITY ABS - 0.8%
1,929,669	Accredited Mortgage Loan Trust 2005-4 (c)	1 Month LIBOR + 0.32	2.8262	12/25/2035	1,927,480
172,121	Bayview Financial Acquisition Trust 2007-A 1A5 (e)		6.1010	5/28/2037	175,881
1,775,521	GSAA Home Equity Trust 2006-18 AF6 (e)		5.6816	11/25/2036	1,274,216
145,134	GSAA Home Equity Trust 2007-10 A1A		6.0000	11/25/2037	161,236
1,074,564	Nomura Home Equity Loan Trust Series 2007-1 2A2 (c)	1 Month LIBOR + 0.08	2.5863	2/25/2037	1,203,453
					4,742,266
	HOME FURNISHINGS - 0.0% *
60,000	Tempur Sealy International, Inc.		5.5000	6/15/2026	54,750

	INSURANCE - 0.3%
65,000	Alliant Holdings Intermediate LLC (b)		8.2500	8/1/2023	64,025
235,000	Athene Global Funding (b)		3.0000	7/1/2022	229,558
335,000	AXA Equitable Holdings, Inc. (b)		3.9000	4/20/2023	330,849
100,000	Liberty Mutual Group, Inc. (b)		6.5000	5/1/2042	118,591
500,000	Prudential Financial, Inc.		7.3750	6/15/2019	509,070
230,000	Willis North America, Inc.		4.5000	9/15/2028	228,197
					1,480,290
	INTERNET - 0.1%
430,000	eBay, Inc.		2.7500	1/30/2023	413,398

	INVESTMENT COMPANIES - 0.0% *
250,000	Temasek Financial I Ltd.		2.3750	1/23/2023	242,104

	LEISURE TIME - 0.0% *
105,000	Royal Caribbean Cruises Ltd.		3.7000	3/15/2028	97,098
65,000	Viking Cruises Ltd. (b)		5.8750	9/15/2027	60,613
					157,711
	LODGING - 0.1%
120,000	Hilton Domestic Operating Co., Inc. (b)		5.1250	5/1/2026	115,200
200,000	Gohl Capital Ltd.		4.2500	1/24/2027	188,146
					303,346
	MACHINERY - CONSTRUCTION & MINING - 0.0% *
125,000	Roper Technologies, Inc.		4.2000	9/15/2028	123,755

	MEDIA - 0.4%
45,000	CCO Holdings, LLC / CCO Holdings Capital Corp. (b)		5.7500	2/15/2026	44,100
50,000	CCO Holdings, LLC / CCO Holdings Capital Corp. (b)		5.0000	2/1/2028	46,000
35,000	Cengage Learning, Inc. (b)		9.5000	6/15/2024	23,800
230,000	Charter Communications Operating LLC / Charter Communications Operating Capital		4.9080	7/23/2025	228,703
420,000	Comcast Corp		3.4500	10/1/2021	424,258
170,000	Comcast Corp		3.7000	4/15/2024	171,038
50,000	CSC Holdings LLC		5.2500	6/1/2024	45,813
600,000	Globo Comunicacao e Participacoes SA		4.8750	4/11/2022	593,406
65,000	Gray Escrow, Inc.		7.0000	5/15/2027	63,256
40,000	Sirius XM Radio, Inc. (b)		5.3750	7/15/2026	37,400
561,000	VTR Finance BV		6.8750	1/15/2024	561,000
					2,238,774
	MINING - 0.1%
600,000	Fresnillo PLC		5.5000	11/13/2023	609,756
200,000	Vedanta Resources PLC		6.1250	8/9/2024	165,797
					775,553
	MULTI - NATIONAL - 0.2%
1,000,000	Banco Latinoamericano de Comercio Exterior SA		3.2500	5/7/2020	988,750

See accompanying notes to consolidated financial statements.

Altegris Futures Evolution Strategy Fund

PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)

December 31, 2018

Principal
Amount ($)		Spread	Yield	Maturity	Value
	MUNICIPAL - 0.7%
5,400,000	Commonwealth of Puerto Rico (f)		8.0000	7/1/2035	$2,902,500
35,000	Missouri Highway & Transportation Commission		5.0630	5/1/2024	38,181
1,405,000	Puerto Rico Commonwealth Government Employees Retirement System (f)		6.2000	7/1/2040	468,919
2,500,000	Puerto Rico Commonwealth Government Employees Retirement System (f)		6.3000	7/1/2043	834,375
50,000	State of California		7.5500	4/1/2039	71,627
					4,315,602
	OIL & GAS - 1.6%
900,000	Bharat Petroleum Corp Ltd.		4.6250	10/25/2022	905,616
200,000	Canacol Energy Ltd. (b)		7.2500	5/3/2025	184,002
245,000	Canadian Natural Resources Ltd.		2.9500	1/15/2023	234,182
400,000	CNOOC Finance 2012 Ltd.		3.8750	5/2/2022	403,036
800,000	CNPC General Capital Ltd.		3.9500	4/19/2022	810,096
120,000	Continental Resources, Inc.		4.3750	1/15/2028	112,891
200,000	Cosan Luxembourg SA		7.0000	1/20/2027	201,250
480,000	Delek & Avner Tamar Bond Ltd. (b)		4.4350	12/30/2020	477,447
100,000	Delek & Avner Tamar Bond Ltd. (b)		5.4120	12/30/2025	99,872
300,000	Ecopetrol SA		5.8750	9/18/2023	312,753
45,000	EP Energy LLC / Everest Acquisition Finance, Inc. (b)		7.7500	5/15/2026	39,825
200,000	Geopark Ltd.		6.5000	9/21/2024	185,000
200,000	Gran Tierra Energy International Holdings Ltd.		—	2/15/2025	185,750
30,000	Gulfport Energy Corp.		6.3750	5/15/2025	26,550
40,000	Hilcorp Energy I LP / Hilcorp Finance Co. (b)		6.2500	11/1/2028	35,200
400,000	Indian Oil Corp Ltd.		5.6250	8/2/2021	417,010
400,000	Indian Oil Corp Ltd.		5.7500	8/1/2023	421,244
40,000	Indigo Natural Resources LLC (b)		6.8750	2/15/2026	34,400
115,000	Marathon Petroleum Corp. (b)		5.1250	12/15/2026	117,796
40,000	Nabors Industries, Inc. (b)		5.7500	2/1/2025	30,283
800,000	ONGC Videsh Vankorneft Pte Ltd.		3.7500	5/7/2023	780,552
200,000	ONGC Videsh Vankorneft Pte Ltd.		3.7500	7/27/2026	185,673
200,000	Pan American Energy LLC/Argentina		7.8750	5/7/2021	200,250
300,000	Petrobras Global Finance BV		4.3750	5/20/2023	286,161
100,000	Petroleos Mexicanos (b)		5.7500	2/1/2029	92,500
50,000	QEP Resources, Inc.		5.6250	3/1/2026	41,500
550,000	Reliance Holding USA, Inc.		4.5000	10/19/2020	556,335
650,000	Reliance Holding USA, Inc.		5.4000	2/14/2022	673,124
200,000	Sinopec Group Overseas Development 2015 Ltd.		3.0000	4/12/2022	195,768
400,000	Sinopec Group Overseas Development 2017 Ltd. (b)		3.7500	9/12/2023	399,120
45,000	Sunoco LP / Sunoco Finance Corp. (b)		5.5000	2/15/2026	42,638
25,000	Transocean Guardian Ltd. (b)		5.8750	1/15/2024	23,938
50,000	Transocean, Inc. (b)		7.2500	11/1/2025	43,625
500,000	YPF SA		8.5000	3/23/2021	493,750
100,000	YPF SA		8.5000	7/28/2025	89,750
					9,338,887
	OIL & GAS SERVICES - 0.0% *
45,000	USA Compression Partners LP / USA Compression Finance Corp.		6.8750	4/1/2026	43,200

	OTHER ABS - 17.3%
227,647	AASET 2018-1 US Ltd. A (b)		3.8440	1/16/2038	228,453
935,719	Adams Mill CLO Ltd. (b,c)	3 Month LIBOR +1.10	3.5363	7/15/2026	933,310
2,000,000	AIMCO CLO Series 2015-AA AR (b,c)	3 Month LIBOR + 0.85	3.2863	1/15/2028	1,971,000
1,358,849	Ajax Mortgage Loan Trust 2016-C A (b,e)		4.0000	10/25/2057	1,357,244
500,000	ALM VII R Ltd 2013-7RA CR (b,c)	3 Month LIBOR + 4.04	6.4763	10/15/2028	499,332
1,000,000	ALM XIX Ltd 2016-19A A1 (b,c)	3 Month LIBOR + 1.55	3.9863	7/15/2028	1,000,367
500,000	Anchorage Capital CLO 5 Ltd. 2014-5RA A (b,c)	3 Month LIBOR + 0.99	3.4263	1/15/2030	495,296
771,858	Apidos CLO XVI 2013-16A A1R (b,c)	3 Month LIBOR + 0.98	3.4296	1/19/2025	770,238
500,000	Apidos CLO XXI 2015-21A ER (b,c)	3 Month LIBOR + 8.25	10.6946	7/18/2027	471,720
500,000	Apidos CLO XXIV 2016-24A DR (b,c)	3 Month LIBOR + 5.80	8.2690	10/20/2030	445,285
68,056	Arcadia Receivables Credit Trust 2017-1 A (b)		3.2500	6/15/2023	67,800
500,000	Atrium XIII E (b,c)	3 Month LIBOR + 6.05	8.5272	11/21/2030	467,490
500,000	Atrium XIV 14A E (b,c)	3 Month LIBOR + 5.65	8.0069	8/23/2030	470,156
1,000,000	Avery Point VI CLO Ltd. 2015-6A AR (b,c)	3 Month LIBOR + 1.05	3.6315	8/5/2027	995,396
1,000,000	Avery Point VII CLO 2015-7A A1 Ltd. (b,c)	3 Month LIBOR + 1.50	3.9363	1/15/2028	1,000,617
500,000	Barings CLO Ltd 2018-III D (b,c)	3 Month LIBOR + 2.90	5.3690	7/20/2029	475,034
1,000,000	Battalion CLO VII Ltd. 2014-7A A1RR (b,c)	3 Month LIBOR + 1.04	3.4888	7/17/2028	987,072
417,094	Bayview Opportunity Master Fund IVa Trust 2018-RN1 A1 (b,e)		3.2775	1/29/2033	417,209
500,000	BlueMountain CLO 2013-1 Ltd. CR (b,c)	3 Month LIBOR + 4.15	6.6190	1/20/2029	496,915
1,000,000	California Street CLO IX LP 2012-9A AR	3 Month LIBOR + 1.45	3.8864	10/16/2028	1,000,412
500,000	Canyon Capital CLO 2016-1 Ltd ER (b,c)	3 Month LIBOR + 5.75	8.1863	7/15/2031	439,094
500,000	Canyon Capital CLO 2016-1 Ltd DR (b,c)	3 Month LIBOR + 2.80	5.2363	7/15/2031	470,107
500,000	Canyon Capital CLO 2017-1A D Ltd. (b,c)	3 Month LIBOR + 3.60	6.0363	7/15/2030	479,020
1,000,000	Carbone Clo Ltd. 2017-1A A1 (b,c)	3 Month LIBOR +1.14	3.6090	1/20/2031	988,107

See accompanying notes to consolidated financial statements.

Altegris Futures Evolution Strategy Fund

PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)

December 31, 2018

Principal
Amount ($)		Spread	Yield	Maturity	Value
	OTHER ABS - 17.3% (Continued)
500,000	Carlyle Global Market Strategies CLO 2014-2R (b,c)	3 Month LIBOR +5.35	7.9661	5/15/2031	$451,803
1,000,000	Carlyle Global Market Strategies CLO 2015-1 Ltd. (b,c)	3 Month LIBOR + 1.00	3.4690	4/20/2027	996,888
1,000,000	Carlyle US CLO 2017-1 Ltd. A1A (b,c)	3 Month LIBOR + 1.30	3.7690	4/20/2031	995,495
1,000,000	Cathedral Lake CLO 2013 Ltd. (b,c)	3 Month LIBOR + 1.20	3.6363	10/15/2029	990,177
2,000,000	Cathedral Lake V Ltd. 2018-5A (b,c)	3 Month LIBOR + 1.20	3.6413	10/21/2030	1,983,000
394,116	CENT CLO 19 Ltd. 2013-19A A1A (b,c)	3 Month LIBOR + 1.33	3.8392	10/29/2025	394,566
500,000	Chenango Park CLO Ltd. 2018-1A (b,c)	3 Month LIBOR + 5.80	8.2363	4/15/2030	452,772
2,000,000	CIM TRUST		8.2469	7/26/2055	2,000,713
847,440	Citicorp Residential Mortgage Trust Series 2007-2 A4 (e)		5.1275	6/25/2037	852,251
728,570	Consumer Loan Underlying Bond Credit Trust 2018-P1 A (b)		3.3900	7/15/2025	727,042
1,339,581	Consumer Loan Underlying Bond Credit Trust 2018-P2 A (b)		3.4700	10/15/2025	1,335,063
2,927	Countrywide Asset-Backed Certificates 2005-15 1AF6 (c)		4.4229	4/25/2036	2,947
1,364,311	CSMC 2018-RPL8 Trust (b,c)		4.1250	7/25/2058	1,362,388
500,000	Dorchester Park CLO Ltd 2015-1A DR (b,c)	3 Month LIBOR + 2.40	4.8690	4/20/2028	459,600
500,000	Dorchester Park CLO Ltd 2015-1A ER (b,c)	3 Month LIBOR + 5.00	7.4690	4/20/2028	449,811
282,500	Dryden 37 Senior Loan Fund 2015-37A ER (b,c)	3 Month LIBOR + 5.15	7.5863	1/15/2031	245,203
500,000	Dryden 40 Senior Loan Fund 2015-40A (b,c)	3 Month LIBOR + 5.75	8.3661	8/15/2031	453,144
500,000	Fillmore Park CLO Ltd 2018-1A D (b,c)	3 Month LIBOR + 2.90	5.1498	7/15/2030	469,429
500,000	Fillmore Park CLO Ltd 2018-1A E (b,c)	3 Month LIBOR + 5.40	7.6498	7/18/2030	457,026
264,250	GoldentTree Loan Management US CLO 1 Ltd X (b,c)	3 Month LIBOR + 0.80	3.2690	4/20/2029	264,236
2,500,000	GREYWOLF CLO VII Ltd. 2018-2A (b,c)	3 Month LIBOR +1.18	—	10/20/2031	2,469,781
250,000	Halcyon Loan Advisors Funding 2013-2 Ltd. C (b,c)	3 Month LIBOR + 2.70	5.2410	8/1/2025	249,983
182,888	Halcyon Loan Advisors Funding 2014-1 Ltd. A1 (b,c)	3 Month LIBOR + 1.13	3.5746	4/18/2026	182,647
2,000,000	Halcyon Loan Advisors Funding 2015-3 Ltd. A1R (b,c)	3 Month LIBOR + 0.90	3.3446	10/18/2027	1,981,985
1,500,000	Hayfin Kingsland VIII Ltd. 2018-8A (b,c)	3 Month LIBOR + 1.12	3.5890	4/20/2031	1,475,829
500,000	Highbridge Loan Management 8-2016 Ltd. DR (b,c)	3 Month LIBOR + 2.90	5.2475	7/20/2030	458,661
714,520	Hilton Grand Vacations Trust 2018-A (b)		3.5400	2/25/2032	716,861
500,000	HPS Loan Management 11-2017 Ltd. (b,c)	3 Month LIBOR + 1.26	3.8524	5/6/2030	497,279
979,102	Invitation Homes 2017-SFR2 Trust A (b,c)	1 Month LIBOR + 0.85	3.3051	12/17/2036	967,149
1,485,181	Invitation Homes 2018-SFR1 Trust A (b,c)	1 Month LIBOR + 0.70	3.1551	3/17/2037	1,454,141
255,000	Invitation Homes 2018-SFR1 Trust C (b,c)	1 Month LIBOR + 1.25	3.7051	3/17/2037	252,165
170,000	Invitation Homes 2018-SFR1 Trust D (b,c)	1 Month LIBOR + 1.45	3.9051	3/17/2037	168,308
1,243,439	Jamestown CLO IV Ltd. 2014-4A A1A (b,c)	3 Month LIBOR + 0.69	3.1263	7/15/2026	1,238,248
1,000,000	Jamestown CLO IX Ltd. 2016-9A A1A (b,c)	3 Month LIBOR + 1.57	4.0390	10/20/2028	1,000,603
1,500,000	Jamestown CLO VIII Ltd 2015-8A A1AR (b,c)	3 Month LIBOR + 0.87	3.3063	1/15/2028	1,480,507
1,050,000	Jamestown CLO VI-R Ltd 2018-6RA A1 (b,c)	3 Month LIBOR + 1.15	3.6399	4/25/2030	1,039,163
1,000,000	Jefferson Mill CLO Ltd. 2015-1A (c)	3 Month LIBOR + 1.18	3.6719	10/20/2031	988,699
987,500	Jimmy Johns Funding LLC 2017-1A (b)		3.6100	7/30/2047	984,705
1,577,531	JP Morgan Mortgage Acquisition Trust 2006-RM1 A5(c)	1 Month LIBOR + 0.24	2.7462	8/25/2036	842,154
440,104	Labrador Aviation Finance Ltd. 2016-1A (b)		5.6820	1/15/2042	445,380
500,000	LCM Loan Income Fund I Income Note Issuer Ltd. (b,c)	3 Month LIBOR + 5.60	8.0513	7/16/2031	454,789
500,000	LCM XIV LP DR (b,c)	3 Month LIBOR + 2.75	5.2190	7/20/2031	461,498
500,000	LCM XIV LP ER (b,c)	3 Month LIBOR + 5.50	7.9690	7/20/2031	442,839
500,000	LCM XVI LP AR (b,c)	3 Month LIBOR + 6.00	8.4265	10/15/2031	457,607
3,041,982	Legacy Mortgage Asset Trust 2018-GS1 (b)		4.0000	3/25/2058	3,031,727
2,000,000	Madison Park Funding XI Ltd. AR (b,c)	3 Month LIBOR + 1.16	3.6372	7/23/2029	1,993,266
121,886	Marlette Funding Trust 2017-2 A (b)		2.3900	7/15/2024	121,730
461,246	Marlette Funding Trust 2018-1 A (b)		2.6100	3/15/2028	459,789
750,758	Marlette Funding Trust 2018-3 A (b)		3.2000	9/15/2028	749,844
959,913	Mill City Mortgage Loan Trust 2017-1 A1 (b,c)		2.7500	11/25/2058	948,870
171,383	Mosaic Solar Loans 2017-1 LLC A (b)		4.4500	6/20/2042	172,653
1,000,000	MP CLO VIII Ltd 2015-2A AR (b,c)	3 Month LIBOR + 0.91	3.4193	10/28/2027	992,555
500,000	Myers Park CLO Ltd. 2018-1A (b,c)	3 Month LIBOR + 5.50	7.9194	10/20/2030	456,121
500,000	Neuberger Berman CLO XXIII Ltd. E (b,c)	3 Month LIBOR + 5.75	8.1988	10/17/2027	456,791
1,000,000	Ocean Trails CLO V 2014-5A (b,c)	3 Month LIBOR + 1.28	3.7880	10/13/2031	992,187
1,000,000	OCP CLO 2014-5 Ltd. A1R (b,c)	3 Month LIBOR + 1.08	3.5880	4/26/2031	977,956
500,000	Octagon Investment Partners 26 Ltd 2016-1A FR (b,c)	3 Month LIBOR + 8.09	10.5263	7/15/2030	459,712
500,000	Octagon Investment Partners 37 Ltd. 2018-2A C (b,c)	3 Month LIBOR + 2.85	5.2103	7/25/2030	467,167
500,000	Octagon Investment Partners XIV Ltd. 2012-1A CR (b,c)	3 Month LIBOR + 4.00	6.4363	7/15/2029	499,084
500,000	Octagon Investment Partners XVI Ltd 2013-1A ER (b,c)	3 Month LIBOR + 5.75	8.0860	7/17/2030	449,006
194,385	OneMain Financial Issuance Trust 2015-1A (b)		3.1900	3/18/2026	194,228
336,640	Palmer Square Loan Funding 2017-1 Ltd A1 (b,c)	3 Month LIBOR + 0.74	3.1763	10/15/2025	335,072
2,000,000	Park Avenue Institutional Advisers CLO Ltd 2016-1 (b,c)	3 Month LIBOR + 1.20	3.8769	8/23/2031	1,979,733
2,000,000	Park Avenue Institutional Advisers CLO Ltd 2018-1 (b,c)	3 Month LIBOR + 1.28	3.7716	10/20/2031	1,984,373
2,006,790	Pretium Mortgage Credit Partners I 2018-NPL2 LLC A1 (b,e)		3.7000	3/27/2033	1,979,712
1,560,097	Pretium Mortgage Credit Partners I 2018-NPL3 LLC A1 (b,e)		4.1250	8/27/2033	1,554,614
844,162	Prosper Marketplace Issuance Trust Series 2018-2 (b)		3.3500	10/15/2024	842,540
3,320,000	Race Point IX CLO 2015-9A A1AR Ltd. (b,c)	3 Month LIBOR + 1.21	3.6463	10/15/2030	3,295,634
1,000,000	Regatta XIV Funding Ltd. 2018-3A (b,c)	3 Month LIBOR + 1.19	3.4017	10/25/2031	987,593
1,000,000	Romark WM-R Ltd 2018-1A A1 (b,c)	3 Month LIBOR + 1.03	3.4990	4/20/2031	983,485

See accompanying notes to consolidated financial statements.

Altegris Futures Evolution Strategy Fund

PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)

December 31, 2018

Principal
Amount ($)		Spread	Yield	Maturity	Value
	OTHER ABS - 17.3% (Continued)
468,750	Sapphire Aviation Finance I Ltd. 2018-1A B (b)		6.0000	3/15/2040	$477,239
641,344	SCF Equipment Leasing 2017-2A A LLC (b)		3.4100	12/20/2023	640,133
2,000,000	Shackleton 2016-IX CLO Ltd. A (b,c)	3 Month LIBOR + 1.50	3.9690	10/20/2028	2,001,493
244,379	Sierra Timeshare 2016-2 Receivables Funding LLC (b)		2.3300	7/20/2033	237,697
592,840	Sierra Timeshare 2016-3 Receivables Funding LLC (b)		2.4300	10/20/2033	586,589
264,589	Sofi Consumer Loan Program 2017-5 A1 LLC (b)		2.1400	9/25/2026	263,269
227,012	Sofi Consumer Loan Program 2017-6 A1 LLC (b)		2.2000	11/25/2026	225,837
375,000	Sofi Consumer Loan Program 2017-6 A2 LLC (b)		2.8200	11/25/2026	371,908
426,936	Sofi Consumer Loan Program 2018-1 Trust A1 (b)		2.5500	2/25/2027	424,479
751,581	Sofi Consumer Loan Program 2018-3 Trust A1 (b)		3.2000	8/25/2027	750,011
1,185,477	SpringCastle America Funding LLC 2016-AA A (b)		3.0500	4/25/2029	1,174,890
976,723	Springleaf Funding Trust 2016-A (b)		2.9000	11/15/2029	971,045
1,000,000	Steele Creek Clo 2018-2 Ltd (b,c)	3 Month LIBOR + 1.20	3.4733	8/18/2031	990,151
2,000,000	TES 2017-1A B LLC (b)		7.7400	10/20/2047	2,052,748
500,000	THL Credit Wind River 2014-1 CLO Ltd. DRR (b,c)	3 Month LIBOR + 3.00	5.4446	7/18/2031	472,363
500,000	THL Credit Wind River 2018-2 Clo Ltd. A (b,c)	3 Month LIBOR + 5.75	7.8611	7/15/2030	467,382
226,998	Upstart Securitization Trust 2017-2 A (b)		2.5080	3/20/2025	226,437
1,000,000	Vibrant CLO V Ltd. 2016-5A (b,c)	3 Month LIBOR + 1.55	4.0190	1/20/2029	1,001,059
840,531	VOLT LX LLC 2017-NPL7 A1 (b,e)		3.2500	4/25/2059	836,454
1,000,000	VOLT LXIII LLC 2017-NP9 A1 (b,e)		4.4583	10/25/2048	1,000,254
500,000	Voya CLO 2018-2 Ltd. D (b,c)	3 Month LIBOR + 2.75	5.1240	7/15/2031	469,168
500,000	Voya CLO 2018-2 Ltd. E (b,c)	3 Month LIBOR + 5.25	7.6240	7/15/2031	462,630
500,000	Webster Park CLO Ltd. 2015-1A DR (b,c)	3 Month LIBOR + 5.50	7.9690	7/20/2030	446,751
2,000,000	Wellfleet CLO 2016-1 Ltd. AR (b,c)	3 Month LIBOR + 0.91	3.3790	4/20/2028	1,990,046
1,000,000	Zais CLO 2 Ltd. 2014-2A A1AR (b,c)	3 Month LIBOR + 1.20	3.6899	7/25/2026	996,454
1,000,000	Zais CLO 5 Ltd. 2016-2A A1 (b,c)	3 Month LIBOR + 1.53	3.9663	10/15/2028	1,000,955
					100,884,093
	PACKAGING & CONTAINERS - 0.1%
79,000	Crown Americas LLC		4.7500	2/1/2026	74,458
50,000	Flex Acquisition Co., Inc. (b)		6.8750	1/15/2025	44,500
645,000	Packaging Corp. of America		2.4500	12/15/2020	633,297
100,000	WestRock Co. (b)		3.7500	3/15/2025	98,124
					850,379
	PHARMACEUTICALS - 0.5%
104,000	AbbVie, Inc.		4.7000	5/14/2045	94,579
650,000	AstraZeneca PLC		2.3750	11/16/2020	638,671
30,000	Bausch Health Cos., Inc.		7.0000	3/15/2024	30,300
541,000	Cardinal Health, Inc.		1.9480	6/14/2019	538,215
420,000	Cigna Corp. (b)		3.4000	9/17/2021	419,045
335,000	Cigna Corp. (b,c)		3.3263	7/15/2023	329,895
450,000	CVS Health Corp.		2.8000	7/20/2020	445,940
115,000	CVS Health Corp.		5.0500	3/25/2048	111,850
130,000	Teva Pharmaceutical Finance Netherlands III BV		2.8000	7/21/2023	111,962
30,000	Valeant Pharmaceuticals International		9.2500	4/1/2026	30,000
					2,750,457
	PIPELINES - 0.3%
60,000	Cheniere Energy Partners LP (b)		5.2500	10/1/2025	55,950
235,000	Energy Transfer LP		4.7500	1/15/2026	228,340
20,000	Energy Transfer LP		4.2000	4/15/2027	18,639
225,000	EQT Midstream Partners LP		4.7500	7/15/2023	224,516
310,000	Kinder Morgan Energy Partners LP		6.9500	1/15/2038	345,758
900,000	Oleoducto Central SA		4.0000	5/7/2021	884,259
240,000	Sabine Pass Liquefaction LLC		5.0000	3/15/2027	240,802
					1,998,264
	REGIONAL - 0.0% *
150,000	Provincia de Buenos Aires/Argentina		7.8750	6/15/2027	108,000

	REITS - 0.1%
150,000	Crown Castle International Corp.		3.6500	9/1/2027	139,056
100,000	Crown Castle International Corp.		3.8000	2/15/2028	94,629
60,000	ESH Hospitality, Inc. (b)		5.2500	5/1/2025	55,800
70,000	GLP Capital LP / GLP Financing II, Inc.		5.7500	6/1/2028	70,700
50,000	GLP Capital LP / GLP Financing II, Inc.		5.3000	1/15/2029	48,902
80,000	MPT Operating Partnership LP / MPT Finance Corp.		5.2500	8/1/2026	75,400
115,000	Welltower, Inc.		3.9500	9/1/2023	115,287
					599,774

See accompanying notes to consolidated financial statements.

Altegris Futures Evolution Strategy Fund

PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)

December 31, 2018

Principal
Amount ($)		Spread	Yield	Maturity	Value
	RETAIL - 0.2%
40,000	1011778 BC ULC / New Red Finance, Inc. (b)		5.0000	10/15/2025	$36,800
65,000	Beacon Roofing Supply, Inc. (b)		4.8750	11/1/2025	57,119
360,000	Dollar Tree Inc		4.0000	5/15/2025	346,087
50,000	Golden Nugget, Inc. (b)		6.7500	10/15/2024	47,125
45,000	PetSmart, Inc. (b)		7.1250	3/15/2023	26,213
10,000	PetSmart, Inc. (b)		5.8750	6/1/2025	7,225
500,000	SACI Falabella		3.7500	4/30/2023	485,069
					1,005,638
	SEMICONDUCTORS - 0.2%
430,000	Analog Devices Inc		2.9500	1/12/2021	426,228
470,000	Microchip Technology, Inc.		3.9220	6/1/2021	466,234
245,000	Microchip Technology, Inc.		4.3330	6/1/2023	238,977
					1,131,439
	SOFTWARE - 0.0% *
55,000	Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/Greeneden US Ho (b)		10.0000	11/30/2024	57,613
60,000	Informatica LLC (b)		7.1250	7/15/2023	58,433
20,000	Solera LLC / Solera Finance, Inc. (b)		10.5000	3/1/2024	21,300
73,000	Sophia LP / Sophia Finance, Inc. (b)		9.0000	9/30/2023	73,000
					210,346
	STUDENT LOAN ABS - 1.0%
655,209	AccessLex Institute 2007-A B 3 Month LIBOR + 0.55 (c)		3.2393	2/25/2037	635,539
746,744	Commonbond Student Loan Trust 2017-BGS C (b)		2.6800	9/25/2042	722,619
1,000,000	Commonbond Student Loan Trust 2017-B-GS (b)		4.4400	9/25/2042	1,005,729
12,000	Earnest Student Loan Program 2016-D LLC (b)		-	1/25/2041	505,440
290,393	Earnest Student Loan Program 2017-A LLC (b)		2.6500	1/25/2041	288,015
300,000	SMB Private Education Loan Trust 2018-B A2B 1 Month LIBOR + 0.72 (b,c)		3.1751	1/15/2037	297,946
356,812	Sofi Professional Loan Program 2017-B LLC (b)		1.8300	5/25/2040	354,591
1,416,508	Sofi Professional Loan Program 2018-D Trust (b)		3.1200	2/25/2048	1,416,432
313,725	Wachovia Student Loan Trust 2006-1 A5 3 Month LIBOR + 0.12 (b,c)		2.6099	7/26/2027	313,701
					5,540,012
	TELECOMMUNICATIONS - 0.6%
655,000	AT&T, Inc.		2.8000	2/17/2021	646,819
310,000	AT&T, Inc.		5.2500	3/1/2037	304,491
1,100,000	Bharti Airtel Inernational Netherlands BV		5.1250	3/11/2023	1,081,287
200,000	C&W Senior Financing DAC		6.8750	9/15/2027	183,500
200,000	Digicel Group Ltd.		7.1250	4/1/2022	93,000
65,000	GTT Communications, Inc. (b)		7.8750	12/31/2024	56,225
95,000	Level 3 Financing, Inc.		5.3750	1/15/2024	90,488
200,000	Millicom International Cellular SA		5.1250	1/15/2028	178,000
25,000	Sprint Capital Corp.		6.8750	11/15/2028	23,625
45,000	Sprint Corp.		7.1250	6/15/2024	44,565
400,000	Telefonica Celular del Paraguay S.A.		6.7500	12/13/2022	403,400
45,000	Telesat Canada / Telesat LLC (b)		8.8750	11/15/2024	46,800
430,000	Verizon Communications, Inc. (c)	3 Month LIBOR + 1.10	3.7161	5/15/2025	416,940
					3,569,140
	TEXTILES - 0.1%
710,000	Cintas Corp. No. 2		2.9000	4/1/2022	698,389

	TOYS/GAMES/HOBBIES - 0.0% *
130,000	Hasbro, Inc.		3.5000	9/15/2027	120,539

	TRANSPORTATION - 0.1%
110,000	CSX Corp.		3.8000	11/1/2046	96,886
420,000	Union Pacific Corp.		3.2000	6/8/2021	421,913
					518,799
	TRUCKING & LEASING - 0.1% *
77,000	Avolon Holdings Funding Ltd.		5.1250	10/1/2023	73,535
240,000	Penske Truck Leasing Co. Lp / PTL Finance Corp. (b)		4.2000	4/1/2027	234,704
					308,239
	U.S. GOVERNMENT AGENCY - 8.4%
284,705	Fannie Mae REMICS 2005-2S (c,d)	1 Month LIBOR + 6.60	6.4031	2/25/2035	40,418
1,195,587	Fannie Mae REMICS 2005-104 NI (c,d)	1 Month LIBOR + 6.70	6.5031	3/25/2035	43,243
501,251	Fannie Mae REMICS 2006-99 AS (c,d)	1 Month LIBOR + 6.58	6.3831	10/25/2036	81,063
286,819	Fannie Mae REMICS 2006-119 PS (c,d)	1 Month LIBOR + 6.70	6.5031	12/25/2036	40,553
539,308	Fannie Mae REMICS 2006-126 CS (c,d)	1 Month LIBOR + 6.70	6.5031	1/25/2037	79,278
323,878	Fannie Mae REMICS 2009-41 ZA (d)		4.5000	6/25/2039	332,311
269,704	Fannie Mae REMICS 2009-98 DZ (d)		4.5000	12/25/2039	275,863
460,490	Fannie Mae REMICS 2010-76 ZK (d)		4.5000	7/25/2040	480,595
300,210	Fannie Mae REMICS 2010-115 SE (c,d)	1 Month LIBOR + 6.00	5.8031	10/25/2040	45,180

See accompanying notes to consolidated financial statements.

Altegris Futures Evolution Strategy Fund

PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)

December 31, 2018

Principal
Amount ($)		Spread	Yield	Maturity	Value
	U.S. GOVERNMENT AGENCY - 8.4% (Continued)
148,082	Fannie Mae REMICS 2010-134 CS (c,d)	1 Month LIBOR + 6.68	6.4831	12/25/2025	$11,871
148,082	Fannie Mae REMICS 2010-134 SE (c,d)	1 Month LIBOR + 6.65	6.4531	12/25/2025	12,250
276,240	Fannie Mae REMICS 2010-142 SC (c,d)	1 Month LIBOR + 6.60	6.4031	12/25/2040	48,273
271,564	Fannie Mae REMICS 2011-18 UZ (d)		4.0000	3/25/2041	278,435
388,159	Fannie Mae REMICS 2011-74 KL (d)		5.0000	6/25/2040	406,617
638,483	Fannie Mae REMICS 2011-93 ES (c,d)	1 Month LIBOR + 6.50	6.3031	9/25/2041	89,862
569,588	Fannie Mae REMICS 2011-111 EZ (d)		5.0000	11/25/2041	627,103
907,744	Fannie Mae REMICS 2012-3 DS (c,d)	1 Month LIBOR + 5.95	5.7531	2/25/2042	111,744
1,309,391	Fannie Mae REMICS 2012-15 PZ (d)		4.0000	3/25/2042	1,385,546
2,893,880	Fannie Mae REMICS 2012-20 SA (c,d)	1 Month LIBOR + 6.45	3.9437	3/25/2042	442,768
985,186	Fannie Mae REMICS 2012-56 FK (c,d)	1 Month LIBOR + 0.45	2.9563	6/25/2042	986,480
1,402,573	Fannie Mae REMICS 2012-103 ZP (d)		3.0000	9/25/2042	1,260,832
1,361,869	Fannie Mae REMICS 2013-74 YS (c,d)	1 Month LIBOR + 6.00	2.2406	7/25/2043	1,061,228
601,482	Fannie Mae REMICS 2013-122 DS (c,d)	1 Month LIBOR + 5.40	2.3925	7/25/2043	477,706
940,344	Fannie Mae REMICS 2014-73 PS (c,d)	1 Month LIBOR + 6.20	6.0031	11/25/2044	140,087
1,528,575	Fannie Mae REMICS 2015-95 AP (d)		3.0000	8/25/2042	1,511,025
2,139,480	Fannie Mae REMICS 2016-73 DZ (d) **		—	10/25/2046	1,939,772
823,851	Fannie Mae REMICS 2016-81 JF (d)		3.0000	2/25/2044	815,665
1,399,184	Fannie Mae REMICS 2018-15 JF (c,d)	1 Month LIBOR + 0.30	2.8063	3/25/2048	1,392,973
948,126	Fannie Mae REMICS 2018-21 PO (d) **		—	4/24/2048	756,312
924,440	Fannie Mae REMICS 2018-27 JA (d)		3.0000	12/25/2047	900,721
941,036	Fannie Mae REMICS 2018-36 A (d)		3.0000	6/25/2048	924,277
945,037	Fannie Mae REMICS 2018-49 FB (c,d)	1 Month LIBOR + 0.30	2.8063	7/25/2048	941,852
1,164,252	Fannie Mae REMICS 2018-55 FA (c,d)	1 Month LIBOR + 0.30	2.8063	8/25/2048	1,162,665
1,479,141	Fannie Mae REMICS 2018-64 FA (c,d)	1 Month LIBOR + 0.35	2.8563	9/25/2048	1,478,301
982,284	Fannie Mae REMICS 2018-71 FA (c,d)	1 Month LIBOR + 0.30	2.8063	9/25/2048	981,070
10,313,144	Freddie Mac Multifamily Structured Pass Through Certificates K722 X1 (c,d)		1.4387	3/25/2023	454,310
230,624	Freddie Mac REMICS 2663 ZP (d)		5.0000	8/15/2033	244,231
101,693	Freddie Mac REMICS 2909 Z (d)		5.0000	12/15/2034	107,451
206,606	Freddie Mac REMICS 3257 SI (c,d)	1 Month LIBOR + 6.32	6.1243	12/15/2036	29,508
845,286	Freddie Mac REMICS 3404 SA (c,d)	1 Month LIBOR + 6.00	5.8043	1/15/2038	109,168
787,291	Freddie Mac REMICS 3753 SB (c,d)	1 Month LIBOR + 6.00	5.8043	11/15/2040	119,651
154,321	Freddie Mac REMICS 3770 SP (c,d)	1 Month LIBOR + 6.50	6.3043	11/15/2040	11,672
903,021	Freddie Mac REMICS 3792 SE (c,d)	1 Month LIBOR + 9.86	4.9497	1/15/2041	935,969
50,128	Freddie Mac REMICS 3818 JA (d)		4.5000	1/15/2040	50,251
478,067	Freddie Mac REMICS 3926 FS (c,d)	1 Month LIBOR + 6.58	6.3843	9/15/2041	95,166
441,064	Freddie Mac REMICS 3957 DZ (d)		3.5000	11/15/2041	439,403
421,964	Freddie Mac REMICS 3957 HZ (d)		4.0000	11/15/2041	443,659
874,867	Freddie Mac REMICS 3984 DS (c,d)	1 Month LIBOR + 5.95	5.7543	1/15/2042	122,748
1,313,741	Freddie Mac REMICS 3998 AZ (d)		4.0000	2/15/2042	1,377,074
1,953,769	Freddie Mac REMICS 4089 SH (c,d)	1 Month LIBOR + 6.00	3.5449	8/15/2042	271,401
1,009,903	Freddie Mac REMICS 4096 MS (c,d)	1 Month LIBOR + 2.57	1.2290	8/15/2042	740,799
456,999	Freddie Mac REMICS 4229 MS (c,d)	1 Month LIBOR + 7.70	3.4035	7/15/2043	411,726
2,735,816	Freddie Mac REMICS 4255 GS (c,d)	1 Month LIBOR + 6.15	5.9543	9/15/2043	425,367
629,637	Freddie Mac REMICS 4291 MS (c,d)	1 Month LIBOR + 5.90	5.7043	1/15/2054	96,874
1,907,209	Freddie Mac REMICS 4314 MS (c,d)	1 Month LIBOR + 6.10	5.9043	7/15/2043	215,396
1,018,699	Freddie Mac REMICS 4391 MA (d)		3.0000	7/15/2040	1,013,777
2,000,000	Freddie Mac REMICS 4435 SA (c,d)	1 Month LIBOR 9.90	4.9897	1/15/2041	2,132,627
5,670,595	Freddie Mac REMICS 4440 ZD (d)		2.5000	2/15/2045	4,941,439
3,251,068	Freddie Mac REMICS 4703 FA (c,d)	1 Month LIBOR 0.35	2.8051	7/15/2047	3,244,350
914,764	Freddie Mac REMICS 4734 A (d)		3.0000	7/15/2042	912,594
907,036	Freddie Mac REMICS 4768 CA (d)		3.5000	3/15/2044	915,897
932,276	Freddie Mac REMICS 4768 FG (c,d)	1 Month LIBOR 0.30	2.7551	3/15/2048	928,339
1,449,044	Freddie Mac REMICS 4818 FC (c,d)	1 Month LIBOR 0.30	2.7551	4/15/2048	1,447,286
1,774,962	Government National Mortgage Association 2010-35 DS (c,d)	1 Month LIBOR + 5.68	5.4858	3/20/2040	211,830
2,738,209	Government National Mortgage Association 2010-121 SE (c,d)	1 Month LIBOR + 6.00	5.8058	9/20/2040	385,094
1,608,717	Government National Mortgage Association 2011-69 SC (c,d)	1 Month LIBOR + 5.38	5.1858	5/20/2041	177,550
1,554,069	Government National Mortgage Association 2013-102 BS (c,d)	1 Month LIBOR + 6.15	5.9558	3/20/2043	176,946
2,340,716	Government National Mortgage Association 2013-119 TZ (d)		3.0000	8/20/2043	2,225,205
186,580	Government National Mortgage Association 2013-120 GS (c,d)	1 Month LIBOR + 5.40	2.4358	8/20/2043	148,569
373,781	Government National Mortgage Association 2013-148 DS (c,d)	1 Month LIBOR + 5.68	5.4810	10/16/2043	47,633
1,546,111	Government National Mortgage Association 2013-186 SG (c,d)	1 Month LIBOR + 6.25	6.0510	2/16/2043	207,412
1,010,684	Government National Mortgage Association 2013-188 MS (c,d)	1 Month LIBOR + 5.55	5.3510	12/16/2043	122,182
1,916,108	Government National Mortgage Association 2014-5 SA (c,d)	1 Month LIBOR + 5.55	5.3558	1/20/2044	230,892
2,310,315	Government National Mortgage Association 2014-58 SG (c,d)	1 Month LIBOR + 5.60	5.4010	4/16/2044	275,732
1,935,844	Government National Mortgage Association 2014-76 SA (c,d)	1 Month LIBOR + 5.60	5.4058	1/20/2040	257,170
832,765	Government National Mortgage Association 2014-95 CS (c,d)	1 Month LIBOR + 6.25	6.0510	6/16/2044	111,217
1,776,427	Government National Mortgage Association 2014-145 CS (c,d)	1 Month LIBOR + 5.60	5.4010	5/16/2044	251,422
1,072,616	Government National Mortgage Association 2014-156 PS (c,d)	1 Month LIBOR + 6.25	6.0558	10/20/2044	143,455
					48,774,381

See accompanying notes to consolidated financial statements.

Altegris Futures Evolution Strategy Fund

PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)

December 31, 2018

Principal
Amount ($)		Spread	Yield	Maturity	Value
	WHOLE LOAN COLLATERAL - 13.0%
399,389	Adjustable Rate Mortgage Trust 2005-2 6M2 (c)	1 Month LIBOR + 0.98	3.4863	6/25/2035	$388,071
898,041	Alternative Loan Trust 2006-14CB A8		6.0000	6/25/2036	709,184
1,608,556	Alternative Loan Trust 2006-41CB 1A9		6.0000	1/25/2037	1,322,397
1,528,904	Alternative Loan Trust 2006-41CB 2A15		5.7500	1/25/2037	1,266,901
2,568,136	Alternative Loan Trust 2007-22 2A16		6.5000	9/25/2037	1,735,629
241,220	Alternative Loan Trust 2007-J2 2A1		6.0000	7/25/2037	233,872
2,230,378	American Home Mortgage Investment Trust 2006-1 2A1 1 Month LIBOR + 1.75 (c)		4.6352	12/25/2035	992,189
286,202	Angel Oak Mortgage Trust I LLC 2018-3 (b,c)		3.6490	9/25/2048	286,498
333,902	Angel Oak Mortgage Trust I LLC 2018-3 (b,c)		3.7510	9/25/2048	333,843
333,902	Angel Oak Mortgage Trust I LLC 2018-3 (b,c)		3.8530	9/25/2048	333,841
881,348	Arroyo Mortgage Trust 2018-1 A3 (b,c)		4.2180	4/25/2048	887,038
4,500,000	Bank of America Funding 2005-B 3M1 Trust (c)	1 Month LIBOR + 0.68	3.1451	4/20/2035	4,402,162
255,194	Bank of America Funding 2006-3A1 Trust		5.7500	3/25/2036	255,944
1,102,082	Bank of America Funding 2007-1 Trust TA3B (e)		5.9426	1/25/2037	1,028,858
410,367	Bank of America Mortgage 2007-1 Trust 2A17		6.0000	1/25/2037	375,228
1,832,724	BCAP LLC 2010-RR6 Trust 1716 (b,c)		6.0000	7/26/2036	1,423,484
73,133	Bear Stearns Asset Backed Securities I Trust 2004-AC2 2A		5.0000	5/25/2034	72,378
286,487	CHL Mortgage Pass-Through Trust 2004-HYB9 1A1 (c)		4.2251	2/20/2035	287,942
447,132	CHL Mortgage Pass-Through Trust 2007-5 A51		5.7500	5/25/2037	370,381
2,151,457	CHL Mortgage Pass-Through Trust 2007-8 1A24		6.0000	1/25/2038	1,675,298
478,065	CHL Mortgage Pass-Through Trust 2007-12 A9		5.7500	8/25/2037	413,724
2,000,000	CIM Trust 2016-2RR B2 (b,c)		8.0318	2/27/2056	2,028,647
2,000,000	CIM Trust 2016-3RR B2 (b,c)		7.9107	2/27/2056	2,023,337
2,452,955	CIM Trust 2017-8 A1 (b,c)		3.0000	12/25/2065	2,412,706
1,473	Citicorp Mortgage Securities Trust Series 2007-2 3A1		5.5000	2/25/2037	1,465
1,178,077	Citigroup Mortgage Loan Trust 2011-12 1A2 (b,c)		3.7900	4/25/2036	979,298
2,965,654	Citigroup Mortgage Loan Trust 2018-A (b,c)		4.0000	1/25/2068	2,968,482
139,817	CitiMortgage Alternative Loan Trust Series 2007-A1 2A1		5.5000	1/25/2022	137,621
784,490	Civic Mortgage LLC 2018-1 A1 (b,e)		3.8915	6/25/2022	783,445
1,654,467	COLT 2018-1 Mortgage Loan Trust A1 (b,c)		2.9300	2/25/2048	1,635,518
1,220,417	COLT 2018-3 Mortgage Loan Trust (b,c)		3.6920	10/26/2048	1,219,113
844,904	COLT 2018-3 Mortgage Loan Trust (b,c)		3.7630	10/26/2048	849,578
751,026	COLT 2018-3 Mortgage Loan Trust (b,c)		3.8650	10/26/2048	755,181
744,156	Credit Suisse First Boston Mortgage Securities Corp. 2002-AR28 2A1 (c)		4.1391	11/25/2032	729,448
145,832	Credit Suisse First Boston Mortgage Securities Corp. 2005-8 1A3		5.2500	9/25/2035	131,898
855,346	CSFB Mortgage-Backed Pass-Through Certificates Series 2005-9 5A12		5.5000	10/25/2035	731,412
151,504	CSMC Mortgage-Backed Trust 2006-7 1A3		5.0000	8/25/2036	128,495
341,063	CSMC Mortgage-Backed Trust 2006-9 2A1		5.5000	11/25/2036	284,090
390,921	CSMC Mortgage-Backed Trust 2007-1 5A14		6.0000	2/25/2037	334,510
262,672	CSMC Series 2010-4R 3A17 (b,c)		6.0000	6/26/2037	247,483
748,965	CSMC Series 2011-5R 6A9 (b,c)		3.9962	11/27/2037	755,922
1,000,000	CSMC Series 2011-12R 3A5 (b,c)		4.0719	7/27/2036	966,626
173,465	CSMC Trust 2013-3R 1A1 (b,c)		3.4451	4/27/2035	172,719
925,006	Deephaven Residential Mortgage Trust 2018-3 (b,c)		3.8910	8/25/2058	926,857
661,785	Ellington Financial Mortgage Trust 2017-1 A1 (b,c)		2.6870	10/25/2047	656,250
661,785	Ellington Financial Mortgage Trust 2017-1 A2 (b,c)		2.7390	10/25/2047	656,395
496,339	Ellington Financial Mortgage Trust 2017-1 A3 (b,c)		2.8410	10/25/2047	489,861
192,638	First Horizon Alternative Mortgage Securities Trust 2005-AA4 1A1 (c)		3.9474	5/25/2035	154,116
327,119	GSR Mortgage Loan Trust 2005-AR7 3A1 (c)		4.6215	11/25/2035	312,052
743,905	GSR Mortgage Loan Trust 2006-AR1 3A1 (c)		4.6684	1/25/2036	726,893
455,991	GSR Mortgage Loan Trust 2007-1F 2A2		5.5000	1/25/2037	518,301
217,533	HomeBanc Mortgage Trust 2005-3 A1 1 Month LIBOR + 0.24 (c)		2.7462	7/25/2035	214,720
794,739	Homeward Opportunities Fund I Trust 2018-1 A1 (b,c)		3.7660	6/25/2048	793,915
1,059,652	Homeward Opportunities Fund I Trust 2018-1 A2 (b,c)		3.8970	6/25/2048	1,061,895
1,214,184	Homeward Opportunities Fund I Trust 2018-1 A3 (b,c)		3.9990	6/25/2048	1,219,664
1,644,722	HSI Asset Loan Obligation Trust 2007-AR1 (c)		4.3835	1/25/2037	1,388,696
1,506,457	IndyMac IMSC Mortgage Loan Trust 2007-F2 1A4		6.0000	7/25/2037	1,433,883
24,304	JP Morgan Mortgage Trust 2007-S1 1A1		5.0000	3/25/2022	23,375
2,389,553	JP Morgan Mortgage Trust 2007-S2 1A11		6.7500	6/25/2037	1,952,653
849,454	JP Morgan Mortgage Trust 2007-S2 1A15		6.0000	6/25/2037	651,667
921,959	Lehman Mortgage Trust 2005-1 2A4		5.5000	11/25/2035	856,777
420,333	Lehman Mortgage Trust 2006-1 1A3		5.5000	2/25/2036	346,305
374,883	Lehman Mortgage Trust 2006-2 2A3		5.7500	4/25/2036	370,666
275,370	MASTR Adjustable Rate Mortgages Trust 2006-2 2A1 (c)		4.5225	4/25/2036	245,873
611,633	Merrill Lynch Mortgage Investors Trust Series 2006-AF2		6.2500	10/25/2036	500,744
754,120	Morgan Stanley Mortgage Loan Trust 2005-9AR 2A (c)		4.2337	12/25/2035	703,920
180,857	Morgan Stanley Mortgage Loan Trust 2006-7 3A (c)		5.0404	6/25/2036	152,403
986,727	Morgan Stanley Mortgage Loan Trust 2007-12 3A4		6.2500	8/25/2037	773,667
299,314	Morgan Stanley Reremic Trust 2012-R3 2A (b,c)	1 Month LIBOR + 0.23	2.5449	2/26/2037	296,460
1,191,015	Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2007-1 11A1A (e)		5.9950	3/25/2047	1,052,125
10,079	Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates 2005-5 2AN (c)		5.6750	12/25/2035	10,087

See accompanying notes to consolidated financial statements.

Altegris Futures Evolution Strategy Fund

PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)

December 31, 2018

Principal
Amount ($)		Spread	Yield	Maturity	Value
	WHOLE LOAN COLLATERAL - 13.0% (Continued)
191,974	PHH Alternative Mortgage Trust Series 2007-2 3A1		6.0000	5/25/2037	$172,383
299,611	RALI Series 2006-QA1 1A21 Trust (c)		4.7529	1/25/2036	266,420
1,037,449	RALI Series 2006-QO10 Trust A1 (c)	1 Month LIBOR + 0.16	2.6663	1/25/2037	962,268
271,493	RALI Series 2006-QS10 Trust A9		6.5000	8/25/2036	251,301
500,430	RALI Series 2006-QS12 2A3 Trust		6.0000	9/25/2036	466,014
1,544,118	RALI Series 2007-QH5 AI1 Trust (c)	1 Month LIBOR + 0.21	2.7163	6/25/2037	1,342,077
363,250	RALI Series 2007-QS6 A6 Trust		6.2500	4/25/2037	338,185
437,282	Residential Asset Securitization Trust 2004-A9		5.7500	12/25/2034	440,487
398,386	Residential Asset Securitization Trust 2006-A2 A3		6.0000	1/25/2046	281,593
251,097	Residential Asset Securitization Trust 2006-A6 2A11		6.0000	7/25/2036	208,003
398,782	Residential Asset Securitization Trust 2006-A11 1A4		6.2500	10/25/2036	394,128
559,862	Residential Asset Securitization Trust 2007-A1 A8		6.0000	3/25/2037	349,948
416,070	Residential Asset Securitization Trust 2007-A3 1A1 (c)	1 Month LIBOR + 0.45	2.9563	4/25/2037	225,313
54,270	Residential Asset Securitization Trust 2007-A3 1A2 (c)	1 Month LIBOR + 46.38	27.1688	4/25/2037	100,245
179,139	RFMSI Series 2006-S3 Trust A7		5.5000	3/25/2036	164,940
302,243	RFMSI Series 2006-S7 Trust A3		6.2500	8/25/2036	282,098
119,442	RFMSI Series 2006-S7 Trust A7		6.2500	8/25/2036	111,481
1,175,721	RFMSI Series 2006-S12 Trust 2A6		6.0000	12/25/2036	1,111,609
555,117	RFMSI Series 2007-S1 A5 Trust		6.0000	1/25/2037	517,876
198,511	RFMSI Series 2007-S2 A4 Trust		6.0000	2/25/2037	182,502
493,728	RFMSI Series 2007-S6 Trust 1A11		6.0000	6/25/2037	455,757
1,155,516	Sequoia Mortgage Trust 2013-1 2A1 (c)		1.8550	2/25/2043	1,040,696
1,746,242	Starwood Mortgage Residential Trust 2018-IMC1 (b,c)		3.8950	3/25/2048	1,749,457
8,848	Structured Asset Securities Corp Mortgage Pass-through Certificates 2004-11XS 2A2 (e)		5.4000	6/25/2034	26,244
1,982,520	Verus Securitization Trust 2018-1 A1 (b,c)		2.9290	2/25/2048	1,962,640
550,791	WaMu Mortgage Pass-Through Certificates Series 2005-AR14 Trust 2A1 (c)		4.0620	12/25/2035	529,039
905,296	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-10 Trust 2A8		6.0000	11/25/2035	815,295
1,306,983	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2007-2 Trust 1A2		6.0000	4/25/2037	1,111,960
479,048	Wells Fargo Alternative Loan 2007-PA3 Trust 1A4		5.7500	7/25/2037	438,451
213,810	Wells Fargo Mortgage Backed Securities 2006-2 Trust 3A1		5.7500	3/25/2036	206,578
159,812	Wells Fargo Mortgage Backed Securities 2007-3 Trust 1A4		6.0000	4/25/2037	156,365
134,412	Wells Fargo Mortgage Backed Securities 2007-7 Trust A38		6.0000	6/25/2037	132,609
766,847	Wells Fargo Mortgage Backed Securities 2007-10 Trust 1A5		6.0000	7/25/2037	752,758
65,968	Wells Fargo Mortgage Backed Securities 2007-13 Trust A6		6.0000	9/25/2037	65,109
					75,173,905
	U.S. GOVERNMENT AGENCY OBLIGATIONS - 1.1%
125,439	Fannie Mae Pool AL4292 (d)		4.5000	4/1/2026	129,133
535,307	Fannie Mae Pool AS4281 (d)		3.0000	1/1/2035	532,532
961,231	Fannie Mae Pool AS4360 (d)		3.0000	1/1/2035	956,248
682,225	Fannie Mae Pool AS4645 (d)		3.0000	3/1/2045	668,465
819,433	Fannie Mae Pool AS7661 (d)		3.0000	8/1/2046	797,267
48,254	Fannie Mae Pool MA1050 (d)		4.5000	3/1/2042	49,382
897,402	Freddie Mac Gold Pool G08622 (d)		3.0000	1/1/2045	879,428
690,974	Freddie Mac Gold Pool G61645 (d)		4.0000	10/1/2048	704,558
174,108	Freddie Mac Gold Pool N70081 (d)		5.5000	7/1/2038	191,342
268,999	Freddie Mac Gold Pool Q13637 (d)		3.0000	11/1/2042	264,469
279,842	Freddie Mac Gold Pool Q13638 (d)		3.0000	11/1/2042	275,127
828,068	Freddie Mac Gold Pool V83144 (d)		4.0000	4/1/2047	845,052
					6,293,003
	TREASURY SECURITIES - 5.1%
120,000	United States Treasury Bond		2.7500	11/15/2042	114,736
870,000	United States Treasury Bond		3.1250	2/15/2043	887,434
1,000,000	United States Treasury Bond		3.0000	5/15/2047	995,703
1,260,000	United States Treasury Bond		2.1250	9/30/2024	1,231,256
1,020,000	United States Treasury Bond		2.6250	2/28/2023	1,025,180
1,220,000	United States Treasury Bond		2.5000	3/31/2023	1,220,143
3,010,000	United States Treasury Inflation Indexed Note		0.1250	4/15/2019	3,202,208
105,000	United States Treasury Note		1.1250	1/31/2019	104,899
970,000	United States Treasury Note		2.2500	3/31/2020	966,021
1,980,000	United States Treasury Note		1.5000	8/15/2020	1,947,593
990,000	United States Treasury Note		1.7500	10/31/2020	976,465
750,000	United States Treasury Note		1.6250	11/30/2020	737,637
1,270,000	United States Treasury Note		1.1250	2/28/2021	1,233,339
1,220,000	United States Treasury Note		2.0000	5/31/2021	1,206,466
1,180,000	United States Treasury Note		2.7500	8/15/2021	1,187,974
1,000,000	United States Treasury Note		2.0000	8/31/2021	987,578
1,200,000	United States Treasury Note		2.7500	9/15/2021	1,208,344
180,000	United States Treasury Note		1.8750	1/31/2022	176,794
1,200,000	United States Treasury Note		2.7500	4/30/2023	1,212,328
1,260,000	United States Treasury Note		1.8750	8/31/2024	1,215,949
1,465,000	United States Treasury Note		2.2500	10/31/2024	1,440,564
810,000	United States Treasury Note		3.0000	9/30/2025	830,788

See accompanying notes to consolidated financial statements.

Altegris Futures Evolution Strategy Fund

PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)

December 31, 2018

Principal
Amount ($)			Yield	Maturity	Value
	TREASURY SECURITIES - 5.1% (Continued)
1,365,000	United States Treasury Note		2.2500	8/15/2027	$1,321,011
1,170,000	United States Treasury Note		2.2500	11/15/2027	1,130,192
900,000	United States Treasury Note		3.6250	8/15/2043	996,223
910,000	United States Treasury Note		3.7500	11/15/2043	1,027,767
710,000	United States Treasury Note		2.7500	11/15/2047	671,810
410,000	United States Treasury Note		3.0000	8/15/2048	408,062
					29,664,464

	TOTAL BONDS & NOTES (Cost - $450,571,692)				441,566,201

	SHORT-TERM INVESTMENTS - 0.1%
	U.S. TREASURY BILLS - 0.1%
710,000	United States Treasury Bill **		-	8/15/2019	698,834
	TOTAL SHORT-TERM INVESTMENTS (Cost - $699,456)				698,834

Contracts		Counterparty
	PURCHASED OPTIONS (a) - 21.7%
1,190,821	ISAM, August 2019, Call @ 0.001	Nomura			37,843,626
499,222	WNTN, August 2019, Call @ 0.001	Nomura			88,739,464
	TOTAL PURCHASED OPTIONS (Cost - $131,789,179)				126,583,090

	TOTAL INVESTMENTS - 97.6% (Cost - $583,997,629)				$568,950,940
	OTHER ASSETS LESS LIABILITIES - 2.4%				13,815,275
	TOTAL NET ASSETS - 100.0%				$582,766,215

MBS - Mortgage Backed Security

ABS - Asset Backed Security

LIBOR - London Interbank Offered Rate

REIT - Real Estate Investment Trust

REMICS - Real Estate Mortgage Investment Conduits

*	Represents a percentage less than 0.05%

**	Zero coupon security. Payment received at maturity. Rate shown represents rate at date of purchase.

(a)	The value of these securities have been determined in good faith under the policies of the Board of Trustees as of December 31, 2018.

(b)	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At December 31, 2018, these securities amounted to $207,687,420 or 35.6% of net assets.

(c)	Variable rate security; the rate shown represents the rate as of December 31, 2018.

(d)	Issuers operate under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government. The Federal Home Loan Mortgage Corp., Federal National Mortgage Association, Freddie Mac and Fannie Mae currently operate under a federal conservatorship.

(e)	Step-Up Bond; the interest rate shown is the rate in effect as of December 31, 2018.

(f)	Security in default.

See accompanying notes to consolidated financial statements.

Altegris Futures Evolution Strategy Fund

PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)

December 31, 2018

Winton Top 50 Holdings ^

FUTURES CONTRACTS

				Unrealized
Number of		Expiration	Notional Value at	Appreciation/
Contracts	Description	Date	December 31, 2018	(Depreciation)
Short Contracts
72	90-Day Bank Bill Future	Mar-19	49,803,723	$30,085
73	90Day Euro$ Future	Dec-20	17,799,225	(138,688)
82	90Day Euro$ Future	Jun-20	14,694,398	29,726
53	90Day Euro$ Future	Mar-20	12,925,375	(85,975)
70	90Day Euro$ Future	Mar-21	17,073,000	(128,075)
470	90Day Euro$ Future	Sep-20	13,818,000	(5,486,060)
690	Australian Dollar Future	Mar-19	47,762,614	164,014
469	BP Currency Future	Mar-19	71,269,561	184,882
81	Canadian Dollar Future	Mar-19	19,732,613	(127,963)
295	CHF Currency Future	Mar-19	84,801,690	62,882
81	E-Mini Russell 2000 Future	Mar-19	55,989,220	(3,856)
907	Euro FX Currency Future	Mar-19	130,636,344	(498,038)
68	Gold 100 Oz. Future	Feb-19	47,032,056	15,012
407	JPN/YEN Currency Future	Mar-19	116,875,076	238,528
81	New Zealand Dollar Future	Mar-19	19,755,900	(151,613)
73	Silver Future	Mar-19	11,497,788	5,446
333	US 2YR Note (CBT)	Mar-19	95,448,465	268,510
Long Contracts
317	3 Month Euro Euribor Future	Dec-19	40,617,210	$(1,534,510)
392	3 Month Euro Euribor Future	Dec-20	28,815,920	246,605
709	3 Month Euro Euribor Future	Dec-21	17,817,170	516,230
542	3 Month Euro Euribor Future	Jun-20	43,326,125	(399,700)
183	3 Month Euro Euribor Future	Jun-21	23,433,150	(190,313)
371	3 Month Euro Euribor Future	Mar-20	46,472,388	(869,685)
200	3 Month Euro Euribor Future	Mar-21	25,672,320	5,734
169	3 Month Euro Euribor Future	Sep-19	31,692,793	142,088
159	3 Month Euro Euribor Future	Sep-20	38,692,650	181,863
37	3 Month Euro Euribor Future	Sep-21	24,368,066	361
299	90 Day Bank Bill Future	Jun-19	85,638,681	253,062
198	90 Day Bank Bill Future	Sep-19	56,619,751	175,781
62	90 Day Bank Bill Future	Dec-19	86,186,161	261,738
29	90 Day Euro Future	Sep-19	19,101,244	4,216
270	Australian 3 Year Bond Future	Mar-19	77,274,544	222,654
77	Australian 10 Year Bond Future	Mar-19	53,240,604	11,104
100	Bank Accept Future	Mar-19	24,376,250	(176,738)
162	Bank Accept Future	Jun-19	11,154,450	148,445
380	Euro BOBL Future	Mar-19	108,996,415	286,632
318	Euro BTP Future	Mar-19	22,425,360	286,300
301	Euro Bund Future	Mar-19	63,906,063	(383,094)
366	Euro-Schatz Future	Mar-19	105,185,358	130,194
241	Euro Stoxx50 Future	Mar-19	18,725,700	(1,271,450)
82	FTSE 100 Index Future	Mar-19	12,919,898	5,476
410	Japanese 10 Year Bond (OSE)	Mar-19	117,671,918	276,985
95	LME Copper Future	Feb-19	23,166,938	(178,163)
93	Long Gilt Future	Mar-19	14,658,245	6,115
440	Mexican Peso Future	Mar-19	29,678,000	783,490
217	New Zealand 3 Month Bill Future	Mar-19	26,477,391	479,875
151	New Zealand 3 Month Bill Future	Jun-19	23,819,205	5,272
123	Nikki 225 (OSE) Future	Mar-19	19,391,614	5,000
399	S&P 500 E-Mini Future	Mar-19	114,634,969	195,899
661	US 10YR NOTE (CBT)	Mar-19	75,775,388	(2,250,831)

^	This investment is not a direct holding of the Fund. The top 50 holdings were determined based on the absolute notional values of the positions within the underlying basket.

See accompanying notes to consolidated financial statements.

Altegris Futures Evolution Strategy Fund

PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)

December 31, 2018

ISAM Top 50 Holdings ^

FUTURES CONTRACTS

				Unrealized
Number of		Expiration	Notional Value at	Appreciation/
Contracts	Description	Date	December 31, 2018	(Depreciation)
Short Contracts
63	90Day Euro$ Future	Dec-19	146,280,263	$325,788
254	Coffee ‘C’ Future	Mar-19	18,171,413	736,500
112	LME Nickel Future	Mar-19	17,437,550	340,510
258	LME PRI Aluminum Future	Mar-19	6,147,360	(345,130)
266	Platinum Future	Apr-19	12,951,270	316,740
Long Contracts
416	3 Month Euro Euribor Future	Dec-19	119,554,942	$126,796
215	3 Month Euro Euribor Future	Sep-19	61,804,622	46,083
524	90 Day Bank Bill Future	Sep-19	362,423,489	96,390
571	90 Day Sterling Future	Dec-19	90,021,233	(1,952)
1016	Australian 3 Yr Bond Future	Mar-19	70,328,719	276,911
248	Australian 10 Yr Bond Future	Mar-19	17,075,949	247,714
361	Bank Accept Future	Mar-20	64,704,425	79,022
213	Canadian 10 Year Bond Future	Mar-19	21,362,477	183,083
173	Euro BOBL Future	Mar-19	26,289,198	58,665
77	Euro BTP Future	Mar-19	11,285,982	196,040
79	Euro Bund Future	Mar-19	14,814,974	107,216
33	Euro Buxl Future	Mar-19	6,834,859	113,088
58	Euro CHF 3 Month ICE Future	Jun-19	14,853,946	1,170
43	Euro CHF 3 Month ICE Future	Mar-19	11,012,408	636
234	Euro-OAT Future	Mar-19	40,463,832	19,024
1051	Euro-Schatz Future	Mar-19	134,908,039	55,867
259	ICE ECX Emission Future	Dec-19	7,427,853	1,338,921
119	Japan 10 Year Bond (OSE) Future	Mar-19	165,421,825	594,129
1354	Korea 3 Year Bond Future	Mar-19	133,102,606	(50,542)
218	Live Cattle Future	Apr-19	11,009,000	130,470
176	Long Gilt Future	Mar-19	27,648,019	179,474
23	New Zealand 3 Month Bill Future	Jun-19	15,149,262	1,378
69	Pallidium Future	Mar-19	8,260,680	306,710
231	Short-Euro BTP Future	Mar-19	29,328,366	293,635
58	US 5 Yr Note Future	Mar-19	6,651,875	32,664
76	US 10 Yr Note Future	Mar-19	9,273,188	93,703
46	US Long Bond Future	Mar-19	6,716,000	95,656

FORWARD FOREIGN CURRENCY CONTRACTS

	Currency to					Unrealized
Settlement	Deliver/		In Exchange			Appreciation/
Date	Receive	Value	For	Value	U.S. Dollar Value	(Depreciation)
To Buy:
3/20/2019	CAD	11,800,000	NOK	8,816,960	$8,668,905	$(148,251)
3/20/2019	CNH	45,793,320	EUR	6,653,769	6,663,607	8,665
3/20/2019	EUR	6,200,000	NOK	7,051,880	7,157,403	105,523
3/20/2019	NZD	16,071,197	AUD	11,052,162	10,813,220	(238,941)
3/20/2019	SGD	14,466,229	EUR	10,563,241	10,633,903	69,985
3/20/2019	SGD	11,500,000	JPY	8,397,300	8,453,474	55,635
3/20/2019	USD	11,100,000	ILS	11,100,000	11,100,000	—
3/20/2019	USD	8,800,000	TWD	8,800,000	8,800,000	—
3/20/2019	USD	7,600,000	CNH	7,600,000	7,600,000	—

To Sell:
3/20/2019	AUD	15,300,000	NZD	11,052,720	$10,799,749	$252,413
3/20/2019	CNH	52,420,240	USD	7,600,935	7,627,922	(27,922)
3/20/2019	EUR	9,250,000	SGD	10,563,500	10,678,383	(114,465)
3/20/2019	EUR	5,800,000	CNH	6,654,920	6,695,635	(40,693)
3/20/2019	ILS	41,089,514	USD	11,098,278	11,058,567	41,433
3/20/2019	JPY	939,423,500	SGD	8,360,869	8,619,892	(222,054)
3/20/2019	NOK	74,961,117	CAD	8,815,427	8,705,688	111,468
3/20/2019	NOK	60,325,324	EUR	7,052,030	7,005,945	45,935
3/20/2019	TWD	269,099,600	USD	8,799,557	8,857,477	(57,477)

^	This investment is not a direct holding of the Fund. The top 50 holdings were determined based on the absolute notional values of the positions within the underlying basket.

See accompanying notes to consolidated financial statements.

Altegris GSA Trend Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

December 31, 2018

Principal
Amount ($)		Yield (b)	Maturity	Value
	SHORT-TERM INVESTMENT - 61.5%
	U.S. TREASURY BILL - 61.5%
22,500,000	U.S. Treasury Bill (a)	2.3000%	4/25/2019	$22,470,404
	TOTAL SHORT-TERM INVESTMENT (Cost - $22,469,094)			22,470,404

	TOTAL INVESTMENTS - 61.5% (Cost - $22,469,094)			$22,470,404
	OTHER ASSETS LESS LIABILITIES - 38.5%			14,078,763
	TOTAL NET ASSETS - 100.0%			$36,549,167

(a)	All or a portion of these investments is a holding of the consolidated AGSAT Fund Limited.

(b)	Represents annualized yield at date of purchase for discount securities, and coupon for coupon based securities.

					Unrealized
				Notional Value at	Appreciation/
Long Contracts	Description	Counterparty	Expiration	December 31, 2018	(Depreciation)
130	3 Month Euro EURIBOR Future	Bank of America Merrill Lynch	December-19	37,245,270	$21,944
44	90-Day Bank Bill Future	Bank of America Merrill Lynch	September-19	30,833,071	10,864
10	90 Day Sterling Future	Bank of America Merrill Lynch	December-19	1,574,330	204
49	Australian 3 Year Bond Future	Bank of America Merrill Lynch	March-19	3,870,880	14,078
26	Australian 10 Year Bond Future	Bank of America Merrill Lynch	March-19	2,428,483	24,818
44	Canadian 10 Year Bond Future	Bank of America Merrill Lynch	March-19	4,406,121	41,861
21	Dollar Index Future	Bank of America Merrill Lynch	March-19	2,010,435	(15,580)
44	Euro-BOBL Future	Bank of America Merrill Lynch	March-19	6,665,573	18,943
18	Euro-Bund Future	Bank of America Merrill Lynch	March-19	3,365,115	24,116
7	Euro BUXL 30 Year Bond Future	Bank of America Merrill Lynch	March-19	1,445,331	31,809
3	Euro BTP Future	Bank of America Merrill Lynch	March-19	438,352	2,577
61	Euro OAT Future	Bank of America Merrill Lynch	March-19	10,515,612	(2,183)
95	Euro-Schatz Future	Bank of America Merrill Lynch	March-19	12,156,605	6,495
13	Euro Swiss 3 Month ICE Future	Bank of America Merrill Lynch	September-19	3,320,222	328
13	Japan 10 Year Bond Future	Bank of America Merrill Lynch	March-19	18,067,174	61,839
123	Korea 3 Year Bond Future	Bank of America Merrill Lynch	March-19	12,038,744	(3,374)
47	Korea 10 Year Bond Future	Bank of America Merrill Lynch	March-19	5,366,795	17,452
24	Live Cattle Future (a)	Bank of America Merrill Lynch	February-19	1,189,200	32,970
30	Long Gilt Future	Bank of America Merrill Lynch	March-19	4,706,082	25,747
54	Mini BoveSpa Future	Bank of America Merrill Lynch	February-19	246,666	3,138
51	Natural Gas Future (a)	Bank of America Merrill Lynch	January-19	1,499,400	(313,440)
7	Palladium Future (a)	Bank of America Merrill Lynch	March-19	838,040	41,880
31	Russia Trading System Index Future	Bank of America Merrill Lynch	March-19	66,129	(2,008)
27	Short-Euro BTp Future	Bank of America Merrill Lynch	March-19	3,417,380	26,793
13	US 5 Year Note Future	Bank of America Merrill Lynch	March-19	1,490,938	7,203
10	US 10 Year Note Future	Bank of America Merrill Lynch	March-19	1,220,156	10,953
7	US 10 Year Ultra Future	Bank of America Merrill Lynch	March-19	910,547	6,250
6	US Long Bond Future	Bank of America Merrill Lynch	March-19	876,000	3,844
1	US Ultra Bond Future	Bank of America Merrill Lynch	March-19	160,656	531
2	White Sugar (ICE) Future (a)	Bank of America Merrill Lynch	February-19	33,250	(2,265)
1	WIG20 Index Future	Bank of America Merrill Lynch	March-19	12,128	(253)
					$97,534

					Unrealized
				Notional Value at	Appreciation/
Short Contracts	Description	Counterparty	Expiration	December 31, 2018	(Depreciation)
(1)	90-Day Euro$ Future	Bank of America Merrill Lynch	March-20	(243,613)	(1,337)
(6)	Amsterdamn Index Future	Bank of America Merrill Lynch	January-19	(669,045)	7,818
(47)	Australian Dollar Future	Bank of America Merrill Lynch	March-19	(3,314,440)	69,540
(4)	Bank Acceptance Future	Bank of America Merrill Lynch	December-19	(715,734)	(3,504)
(170)	BIST National 30 Index Future	Bank of America Merrill Lynch	February-19	(377,155)	3,629
(14)	British Pound Future	Bank of America Merrill Lynch	March-19	(1,119,125)	(8,400)
(23)	Brent Crude Oil Future (a)	Bank of America Merrill Lynch	January-19	(1,237,400)	39,840

See accompanying notes to consolidated financial statements.

Altegris GSA Trend Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

December 31, 2018

					Unrealized
				Notional Value at	Appreciation/
Short Contracts	Description	Counterparty	Expiration	December 31, 2018	(Depreciation)
(52)	Canadian Dollar Future	Bank of America Merrill Lynch	March-19	(3,822,520)	$74,585
(12)	CAC40 10 Euro Future	Bank of America Merrill Lynch	January-19	(648,646)	(4,144)
(27)	Canola Duture (a)	Bank of America Merrill Lynch	March-19	(191,439)	848
(1)	Cattle Feeder Future (a)	Bank of America Merrill Lynch	March-19	(73,375)	(537)
(13)	CHF Currency Future	Bank of America Merrill Lynch	March-19	(1,664,650)	(12,188)
(14)	Cocoa Future (a)	Bank of America Merrill Lynch	March-19	(314,885)	(12,566)
(12)	Cocoa Future (a)	Bank of America Merrill Lynch	March-19	(289,920)	(6,250)
(53)	Coffee Future (a)	Bank of America Merrill Lynch	March-19	(2,024,269)	124,706
(17)	Coffee Robusta Future (a)	Bank of America Merrill Lynch	March-19	(259,250)	4,820
(43)	Copper Future (a)	Bank of America Merrill Lynch	March-19	(2,828,325)	119,013
(102)	Corn Future (a)	Bank of America Merrill Lynch	March-19	(1,912,500)	(32,762)
(17)	Cotton Future (a)	Bank of America Merrill Lynch	March-19	(613,700)	39,475
(2)	DAX Index Future	Bank of America Merrill Lynch	March-19	(603,669)	11,096
(6)	Dija Mini E-CBOT Future	Bank of America Merrill Lynch	March-19	(698,040)	15,445
(10)	E-Mini Russell Futre	Bank of America Merrill Lynch	March-19	(674,500)	(635)
(12)	Euro FX Future	Bank of America Merrill Lynch	March-19	(1,728,375)	(9,156)
(21)	Euro Stoxx Future	Bank of America Merrill Lynch	March-19	(713,943)	13,389
(8)	FTSE 100 Index Future	Bank of America Merrill Lynch	March-19	(678,473)	(7,406)
(58)	FTSE China A50 Index Future	Bank of America Merrill Lynch	January-19	(603,925)	(370)
(18)	FTSE/JSE Top 40 Index Future	Bank of America Merrill Lynch	March-19	(588,838)	(20,098)
(8)	FTSE KLCI Index Future	Bank of America Merrill Lynch	January-19	(163,727)	(401)
(6)	FTSE/MIB Index Future	Bank of America Merrill Lynch	March-19	(624,366)	20,802
(25)	Gasoline Future (a)	Bank of America Merrill Lynch	January-19	(1,367,205)	155,526
(2)	Gold 100 Oz. Future (a)	Bank of America Merrill Lynch	February-19	(256,260)	(12,720)
(2)	Hang Seng Index Future	Bank of America Merrill Lynch	January-19	(330,219)	(4,744)
(5)	HSCEI Future	Bank of America Merrill Lynch	January-19	(322,568)	(1,475)
(7)	IBEX 35 Index Future	Bank of America Merrill Lynch	January-19	(681,543)	15,536
(25)	Japanese Yen Future	Bank of America Merrill Lynch	March-19	(2,865,938)	(83,750)
(34)	KC HRW Wheat Future (a)	Bank of America Merrill Lynch	March-19	(830,875)	38,963
(15)	KOSPI 200 Index Future	Bank of America Merrill Lynch	March-19	(880,534)	2,905
(1)	Lean Hogs Future (a)	Bank of America Merrill Lynch	February-19	(24,390)	30
(8)	LME Copper Future (a)	Bank of America Merrill Lynch	March-19	(1,193,950)	26,100
(4)	LME Lead Future (a)	Bank of America Merrill Lynch	March-19	(202,200)	(9,700)
(10)	LME Nickel Future (a)	Bank of America Merrill Lynch	March-19	(640,890)	20,415
(26)	LME PRI Aluminum Future (a)	Bank of America Merrill Lynch	March-19	(1,201,200)	48,133
(7)	LME Zinc Future (a)	Bank of America Merrill Lynch	March-19	(432,338)	8,881
(28)	Low Sulfer Gasoil (a)	Bank of America Merrill Lynch	February-19	(1,431,500)	33,300
(30)	Mexican Peso Future	Bank of America Merrill Lynch	March-19	(753,900)	(23,870)
(9)	MSCI EAFE Index Future	Bank of America Merrill Lynch	March-19	(772,200)	12,055
(12)	MSCI Emerging Market Index Future	Bank of America Merrill Lynch	March-19	(580,080)	(1,315)
(31)	MSCI Sing IX Future	Bank of America Merrill Lynch	January-19	(777,161)	(3,020)
(20)	MSCI Taiwan Future	Bank of America Merrill Lynch	January-19	(718,800)	(13,050)
(4)	NASDAQ 100 E-Mini Future	Bank of America Merrill Lynch	March-19	(506,660)	5,541
(1)	New Zealand Dollar Future	Bank of America Merrill Lynch	March-19	(67,200)	1,445
(3)	Nikki 225 (SGX) Future	Bank of America Merrill Lynch	March-19	(272,547)	13,405
(22)	NY Harbor Future (a)	Bank of America Merrill Lynch	January-19	(1,551,766)	69,413
(48)	OMXS30 Index Future	Bank of America Merrill Lynch	January-19	(762,431)	22,231
(26)	Platinum Future (a)	Bank of America Merrill Lynch	April-19	(1,040,780)	(3,220)
(60)	RTS Index Future	Bank of America Merrill Lynch	March-19	(127,992)	(490)
(5)	S&P Mid 400 E-Mini Future	Bank of America Merrill Lynch	March-19	(831,100)	17,560
(9)	S&P/TSX 60 Index Future	Bank of America Merrill Lynch	March-19	(1,129,843)	6,086
(5)	S&P 500 E-Mini Future	Bank of America Merrill Lynch	March-19	(626,300)	12,595
(29)	Set50 Future	Bank of America Merrill Lynch	March-19	(185,792)	337
(15)	SGX Nifty Future	Bank of America Merrill Lynch	January-19	(327,675)	(4,029)
(16)	Silver Future (a)	Bank of America Merrill Lynch	March-19	(1,243,200)	(90,560)
(13)	Soybean Future (a)	Bank of America Merrill Lynch	March-19	(581,750)	13,488
(23)	Soybean Meal Future (a)	Bank of America Merrill Lynch	March-19	(712,770)	11,980
(40)	Soybean Oil Future (a)	Bank of America Merrill Lynch	March-19	(668,400)	20,274
(7)	SPI 200 Future	Bank of America Merrill Lynch	March-19	(685,115)	(3,125)

See accompanying notes to consolidated financial statements.

Altegris GSA Trend Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

December 31, 2018

					Unrealized
				Notional Value at	Appreciation/
Short Contracts	Description	Counterparty	Expiration	December 31, 2018	(Depreciation)
(43)	Stoxx Europe 600 Future	Bank of America Merrill Lynch	March-19	(820,405)	$12,410
(2)	Topix Index Future	Bank of America Merrill Lynch	March-19	(272,251)	13,277
(16)	US 2 Year Note (CBT) Future	Bank of America Merrill Lynch	March-19	(3,397,000)	(20,750)
(18)	Wheat Future (a)	Bank of America Merrill Lynch	March-19	(452,925)	9,900
(9)	WIG20 Index Future	Bank of America Merrill Lynch	March-19	(109,148)	2,647
(29)	World Sugar #11 (a)	Bank of America Merrill Lynch	February-19	(390,734)	2,386
(27)	WTDi Cruide Oil Future (a)	Bank of America Merrill Lynch	January-19	(1,226,070)	147,110
					893,363

	TOTAL UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$990,897

(a)	All or a portion of these investments is a holding of the consolidated AGSAT Fund Limited.

See accompanying notes to consolidated financial statements.

Altegris GSA Trend Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

December 31, 2018

Schedule of Forward Foreign Currency Contracts

			Currency Amount	Cost of U.S. Dollar		Unrealized Appreciation/
Foreign Currency	Settlement Date	Counterparty	Purchased	Sold	Fair Value	(Depreciation)
To Buy:
Brazilian Real	1/3/2019	BAML	2,952,743	762,815	761,851	(963)
Brazilian Real	2/4/2019	BAML	9,602	2,465	2,472	7
Australian Dollar	3/20/2019	BAML	166,000	120,199	117,018	(3,181)
British Pound	3/20/2019	BAML	406,000	519,561	519,012	(549)
Canadian Dollar	3/20/2019	BAML	556,192	419,920	407,955	(11,965)
Chilean Peso	3/20/2019	BAML	17,369,625	25,400	25,049	(351)
Czech Koruna	3/20/2019	BAML	244,511	10,772	10,884	112
Euro	3/20/2019	BAML	750,000	861,129	862,920	1,791
Hong Kong Dollar	3/20/2019	BAML	597,315	76,597	76,464	(133)
Hungary Forint	3/20/2019	BAML	5,743,517	20,226	20,575	348
Indian Rupee	3/20/2019	BAML	149,248,952	2,082,830	2,120,104	37,274
Israeli Shekel	3/20/2019	BAML	91,595	24,576	24,657	83
Japanese Yen	3/20/2019	BAML	18,268,837	163,559	167,546	3,987
Norwegian Krone	3/20/2019	BAML	269,446	31,333	31,222	(112)
Philippine Peso	3/20/2019	BAML	31,130,450	585,878	588,314	2,436
Polish Zloty	3/20/2019	BAML	83,103	21,964	22,161	196
Russian Ruble	3/20/2019	BAML	1,340,984	19,546	19,134	(412)
Singapore Dollar	3/20/2019	BAML	96,602	70,663	70,999	336
South African Rand	3/20/2019	BAML	4,276,633	298,722	294,581	(4,142)
South Korean Won	3/20/2019	BAML	26,561,376	23,666	23,869	202
Swedish Krona	3/20/2019	BAML	1,143,652	127,359	129,791	2,433
Taiwan Dollar	3/20/2019	BAML	895,171	29,297	29,308	12
Turkish Lira New	3/20/2019	BAML	970,619	173,554	175,206	1,651
						29,060

			Currency Amount	Cost of U.S. Dollar		Unrealized Appreciation/
Foreign Currency	Settlement Date	Counterparty	Purchased	Sold	Fair Value	(Depreciation)
To Sell:
Brazilian Real	1/3/2019	BAML	(2,952,743)	(761,127)	(761,851)	(723)
Brazilian Real	2/4/2019	BAML	(1,423,192)	(367,348)	(366,366)	982
Australian Dollar	3/20/2019	BAML	(179,000)	(128,216)	(126,182)	2,034
British Pound	3/20/2019	BAML	(113,000)	(144,299)	(144,454)	(155)
Canadian Dollar	3/20/2019	BAML	(150,085)	(112,000)	(110,084)	1,916
Chilean Peso	3/20/2019	BAML	(799,076,423)	(1,175,178)	(1,152,368)	22,809
Czech Koruna	3/20/2019	BAML	(30,781,765)	(1,360,792)	(1,370,208)	(9,415)
Euro	3/20/2019	BAML	(710,000)	(815,144)	(816,897)	(1,753)
Hungary Forint	3/20/2019	BAML	(444,785,116)	(1,580,164)	(1,593,333)	(13,168)
Indian Rupee	3/20/2019	BAML	(327,556,024)	(4,581,459)	(4,652,982)	(71,523)
Israeli Shekel	3/20/2019	BAML	(5,988,457)	(1,617,175)	(1,612,065)	5,111
Japanese Yen	3/20/2019	BAML	(11,937,762)	(107,000)	(109,483)	(2,483)
Norwegian Krone	3/20/2019	BAML	(16,638,110)	(1,965,874)	(1,927,956)	37,918
Philippine Peso	3/20/2019	BAML	(53,888,251)	(1,015,610)	(1,018,400)	(2,790)
Polish Zloty	3/20/2019	BAML	(5,636,974)	(1,501,257)	(1,503,181)	(1,925)
Russian Ruble	3/20/2019	BAML	(90,801,796)	(1,339,674)	(1,295,592)	44,083
Singapore Dollar	3/20/2019	BAML	(3,182,568)	(2,328,805)	(2,339,061)	(10,255)
South African Rand	3/20/2019	BAML	(8,102,178)	(568,807)	(558,090)	10,717
South Korean Won	3/20/2019	BAML	(4,012,918,562)	(3,572,841)	(3,606,137)	(33,296)
Swedish Krona	3/20/2019	BAML	(19,004,310)	(2,118,324)	(2,156,771)	(38,446)
Taiwan Dollar	3/20/2019	BAML	(103,660,658)	(3,389,532)	(3,393,902)	(4,371)
Turkish Lira New	3/20/2019	BAML	(2,822,657)	(506,474)	(509,516)	(3,042)
						(67,775)

Net unrealized depreciation on forward foreign currency contracts						$(38,715)

See accompanying notes to consolidated financial statements.

Altegris Managed Futures Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

December 31, 2018

Principal
Amount ($)		Yield (a)	Maturity	Value
	SHORT-TERM INVESTMENTS - 50.9%
	U.S. TREASURY BILLS - 50.9%
43,000,000	U.S. Treasury Bill	2.2200	1/10/2019	42,978,464
	TOTAL SHORT-TERM INVESTMENTS (Cost - $42,975,857)			42,978,464

	TOTAL INVESTMENTS - 50.9% (Cost - $42,975,857)			$42,978,464
	OTHER ASSETS LESS LIABILITIES - 49.1%			41,389,767
	TOTAL NET ASSETS - 100.0%			$84,368,231

(a)	Represents annualized yield at date of purchase for discount securities, and coupon for coupon based securities.

					Unrealized
				Notional Value at	Appreciation/
Contracts		Counterparty	Expiration	December 31, 2018	(Depreciation)
	LONG FUTURES CONTRACTS
73	3MO Euro EURIBOR	Bank of America Merrill Lynch	December-19	18,295,625	$13,386
2	3MO Euro EURIBOR	Bank of America Merrill Lynch	December-20	500,275	2,107
2	3MO Euro EURIBOR	Bank of America Merrill Lynch	December-21	498,750	2,101
1	3MO Euro EURIBOR	Bank of America Merrill Lynch	March-21	249,963	555
24	90 - Day Bank Bill	Bank of America Merrill Lynch	September-19	23,889,258	5,908
1	90 - Day EURO$ Future	Bank of America Merrill Lynch	March-22	243,713	238
5	90 - Day Sterling Future	Bank of America Merrill Lynch	December-19	618,063	94
1	10 YR Mini JGB Future	Bank of America Merrill Lynch	March-19	15,263,000	36
39	Australian 3Y Bond Future	Bank of America Merrill Lynch	March-19	4,376,285	11,992
47	Australian 10Y Bond Future	Bank of America Merrill Lynch	March-19	6,235,723	48,144
39	Canadian 10YR Bond Future	Bank of America Merrill Lynch	March-19	5,334,030	26,945
1	Cattle Feeder Future (b)	Bank of America Merrill Lynch	January-19	74,425	(113)
1	CBOE VIX Future (b)	Bank of America Merrill Lynch	April-19	20,975	(275)
2	CBOE VIX Future (b)	Bank of America Merrill Lynch	February-19	44,550	(1,500)
2	CBOE VIX Future	Bank of America Merrill Lynch	February-19	44,550	(2,300)
5	CBOE VIX Future	Bank of America Merrill Lynch	January-19	120,875	(6,325)
1	CBOE VIX Future (b)	Bank of America Merrill Lynch	January-19	24,175	(775)
2	CHF Currency Future	Bank of America Merrill Lynch	March-19	256,100	275
1	Cocoa (ICE) Future (b)	Bank of America Merrill Lynch	March-19	17,660	13
1	Cocoa Future (b)	Bank of America Merrill Lynch	March-19	24,160	(170)
2	Cocoa Future (b)	Bank of America Merrill Lynch	May-19	48,980	380
2	Cocoa Future (b)	Bank of America Merrill Lynch	March-19	131,550	(3,425)
1	Corn Future (b)	Bank of America Merrill Lynch	March-19	18,750	(75)
13	Dollar Index Future	Bank of America Merrill Lynch	March-19	1,244,555	(9,984)
11	Euro BUXL 30Yr Bond	Bank of America Merrill Lynch	March-19	1,986,820	35,795
7	Euro CHF 3 Month ICE Future	Bank of America Merrill Lynch	September-19	1,762,425	177
1	Euro/GBP Future	Bank of America Merrill Lynch	March-19	112,613	(470)
160	Euro-BOBL Future	Bank of America Merrill Lynch	March-19	21,203,200	39,320
8	Euro BTP Future	Bank of America Merrill Lynch	March-19	1,022,560	13,046
70	Euro-Bund Future	Bank of America Merrill Lynch	March-19	11,447,800	51,976
78	Euro OAT Future	Bank of America Merrill Lynch	March-19	11,762,400	(11,134)
81	Euro SCHATZ Future	Bank of America Merrill Lynch	March-19	9,067,140	4,593
7	FTSE 100 Index	Bank of America Merrill Lynch	March-19	466,130	(2,473)
1	Hang Seng Index	Bank of America Merrill Lynch	January-19	1,292,700	338
2	HSCEI Future	Bank of America Merrill Lynch	January-19	1,010,200	(747)
1	IBEX 35 Index	Bank of America Merrill Lynch	January-19	85,171	(125)
2	ICE ECX Emission (b)	Bank of America Merrill Lynch	December-19	50,020	3,916
16	JPN 10YR Bond (OSE)	Bank of America Merrill Lynch	March-19	2,439,680,000	69,882
64	Korea 3 Year Bond Future	Bank of America Merrill Lynch	March-19	6,989,440,000	(1,862)
24	Korea 10 Year Bond Future	Bank of America Merrill Lynch	March-19	3,057,840,000	8,912
2	Live Cattle Future (b)	Bank of America Merrill Lynch	April-19	101,000	1,990
1	Live Cattle Future (b)	Bank of America Merrill Lynch	August-19	45,670	100
14	Live Cattle Future (b)	Bank of America Merrill Lynch	February-19	693,700	20,440
46	Long Gilt	Bank of America Merrill Lynch	March-19	5,665,820	14,639

See accompanying notes to consolidated financial statements.

Altegris Managed Futures Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

December 31, 2018

					Unrealized
				Notional Value at	Appreciation/
Contracts		Counterparty	Expiration	December 31, 2018	(Depreciation)
	LONG FUTURES CONTRACTS (Conintued)
2	Mexican Peso Future	Bank of America Merrill Lynch	March-19	50,260	$(10)
1	Mill Wheat Euro Future (b)	Bank of America Merrill Lynch	September-19	9,525	43
28	Mini BoveSpa Future	Bank of America Merrill Lynch	February-19	495,712	1,627
1	MSCI Sing IX Future	Bank of America Merrill Lynch	January-19	34,170	(157)
1	NASDAQ 100 E-Mini	Bank of America Merrill Lynch	March-19	126,665	(140)
27	Natural Gas Future (b)	Bank of America Merrill Lynch	January-19	793,800	(166,000)
3	Natural Gas Future (b)	Bank of America Merrill Lynch	April-19	80,160	(3,350)
3	Natural Gas Future (b)	Bank of America Merrill Lynch	March-19	80,490	(4,630)
1	Natural Gas Future (b)	Bank of America Merrill Lynch	February-19	28,510	(1,400)
1	NIKKEI 225 (OSE)	Bank of America Merrill Lynch	March-19	20,000,000	(1,084)
4	Palladium Future (b)	Bank of America Merrill Lynch	March-19	478,880	28,860
1	Platinum Future (b)	Bank of America Merrill Lynch	April-19	40,030	160
19	RTS Index Future	Bank of America Merrill Lynch	March-19	40,531	(1,231)
5	S&P 500 E-mini Future	Bank of America Merrill Lynch	March-19	626,300	1,025
2	SGX NIFTY 50	Bank of America Merrill Lynch	January-19	43,690	1,022
26	Short Euro-BTP Future	Bank of America Merrill Lynch	March-19	2,878,720	26,202
1	Soybean Future (b)	Bank of America Merrill Lynch	March-19	44,750	(275)
1	Soybean Oil Future (b)	Bank of America Merrill Lynch	March-19	16,710	(12)
1	SPI 200 Future	Bank of America Merrill Lynch	March-19	139,025	(1,302)
20	SX5E Dividend Future	Bank of America Merrill Lynch	December-23	193,600	843
7	US 5YR Note (CBT)	Bank of America Merrill Lynch	March-19	802,813	4,375
9	US 10YR Note (CBT)	Bank of America Merrill Lynch	March-19	1,098,141	7,250
5	US 10 Year Ultra Future	Bank of America Merrill Lynch	March-19	650,391	4,875
11	US Long Bond (CBT)	Bank of America Merrill Lynch	March-19	1,606,000	6,250
1	US Ultra Bond (CBT)	Bank of America Merrill Lynch	March-19	160,656	188
2	Vstoxx Future (b)	Bank of America Merrill Lynch	February-19	4,580	741
2	Vstoxx Future (b)	Bank of America Merrill Lynch	January-19	4,790	946
1	White Sugar (ICE) (b)	Bank of America Merrill Lynch	February-19	16,625	(1,245)
2	WIG 20 Index Future	Bank of America Merrill Lynch	March-19	91,120	(237)
1	XAE Energy	Bank of America Merrill Lynch	March-19	57,580	(190)
155	Yen Nikkei Future	Bank of America Merrill Lynch	March-19	1,535,662,500	(739,572)
					$(500,882)

					Unrealized
				Notional Value at	Appreciation/
Contracts		Counterparty	Expiration	December 31, 2018	(Depreciation)
	SHORT FUTURES CONTRACTS
(27)	90-Day Euro$ Future	Bank of America Merrill Lynch	December-19	(6,571,125)	(19,913)
(1)	90-Day Euro$ Future	Bank of America Merrill Lynch	December-21	(243,375)	250
(12)	90-Day Euro$ Future	Bank of America Merrill Lynch	June-19	(2,919,450)	(5,250)
(1)	90-Day Euro$ Future	Bank of America Merrill Lynch	March-20	(243,613)	(1,125)
(6)	90-Day Euro$ Future	Bank of America Merrill Lynch	March-21	(1,463,400)	(5,775)
(4)	90-Day Sterling Future	Bank of America Merrill Lynch	December-19	(494,450)	(58)
(4)	Amsterdam Index Future	Bank of America Merrill Lynch	January-19	(390,176)	2,393
(25)	AUD/USD Currency Future	Bank of America Merrill Lynch	March-19	(1,763,000)	35,120
(2)	Bank Acceptance Future	Bank of America Merrill Lynch	December-19	(488,775)	(1,752)
(88)	BIST National 30 Index	Bank of America Merrill Lynch	February-19	(1,038,620)	1,884
(8)	BP Currency Future	Bank of America Merrill Lynch	March-19	(639,500)	(4,544)
(2)	Brent Crude Future (b)	Bank of America Merrill Lynch	February-19	(108,040)	1,550
(2)	Brent Crude Future (b)	Bank of America Merrill Lynch	October-19	(110,280)	18,120
(32)	Brent Crude Future (b)	Bank of America Merrill Lynch	January-19	(1,721,600)	114,910
(1)	Brent Crude Future (b)	Bank of America Merrill Lynch	March-19	(54,310)	1,910
(2)	Brent Last Day Financial Future (b)	Bank of America Merrill Lynch	January-19	(107,600)	(3,060)
(27)	Canadian Dollar Future	Bank of America Merrill Lynch	March-19	(1,984,770)	39,495
(22)	CAC40 10 Euro Future	Bank of America Merrill Lynch	January-19	(1,040,270)	(8,207)
(15)	Canola Future (WCE) (b)	Bank of America Merrill Lynch	March-19	(145,260)	599
(1)	Cattle Feeder Future (b)	Bank of America Merrill Lynch	January-19	(74,425)	100
(1)	Cattle Feeder Future (b)	Bank of America Merrill Lynch	March-19	(73,375)	(525)

See accompanying notes to consolidated financial statements.

Altegris Managed Futures Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

December 31, 2018

					Unrealized
				Notional Value at	Appreciation/
Contracts		Counterparty	Expiration	December 31, 2018	(Depreciation)
	SHORT FUTURES CONTRACTS (Continued)
(1)	CBOE Volatility Index Future (b)	Bank of America Merrill Lynch	January-19	(24,175)	$25
(7)	CHF Currency Future	Bank of America Merrill Lynch	March-19	(896,350)	(6,563)
(7)	Cocoa Future (ICE) (b)	Bank of America Merrill Lynch	March-19	(123,620)	(6,139)
(7)	Cocoa Future (b)	Bank of America Merrill Lynch	March-19	(169,120)	(4,920)
(11)	Coffee Robusta Future (b)	Bank of America Merrill Lynch	March-19	(167,750)	3,040
(29)	Coffee Future (b)	Bank of America Merrill Lynch	March-19	(1,107,619)	54,338
(1)	Coffee Future (b)	Bank of America Merrill Lynch	May-19	(39,356)	3,938
(25)	Copper Future (b)	Bank of America Merrill Lynch	March-19	(1,644,375)	63,888
(9)	Corn Future (b)	Bank of America Merrill Lynch	December-19	(178,875)	2,238
(2)	Corn Future (b)	Bank of America Merrill Lynch	July-19	(39,075)	100
(79)	Corn Future (b)	Bank of America Merrill Lynch	March-19	(1,481,250)	(14,088)
(3)	Corn Future (b)	Bank of America Merrill Lynch	May-19	(57,450)	(675)
(9)	Cotton Future (b)	Bank of America Merrill Lynch	March-19	(324,900)	24,485
(5)	Crude Palm Oil Future (b)	Bank of America Merrill Lynch	March-19	(265,125)	161
(8)	DAX Index	Bank of America Merrill Lynch	March-19	(2,112,300)	4,342
(8)	DIJA Mini E-CBOT	Bank of America Merrill Lynch	March-19	(930,720)	(235)
(1)	E-Micro EUR/USD Future	Bank of America Merrill Lynch	March-19	(14,403)	(169)
(2)	E-Mini Cruide Oil Future (b)	Bank of America Merrill Lynch	January-19	(45,410)	7,115
(16)	E-Mini Russ 2000 Future	Bank of America Merrill Lynch	March-19	(1,079,200)	(3,463)
(6)	Euro FX Currency Future	Bank of America Merrill Lynch	March-19	(864,188)	(4,606)
(27)	Euro Stoxx 50 Future	Bank of America Merrill Lynch	March-19	(802,980)	5,608
(7)	FTSE 100 Index	Bank of America Merrill Lynch	March-19	(466,130)	(4,263)
(43)	FTSE CHINA A50	Bank of America Merrill Lynch	January-19	(447,738)	(1,328)
(7)	FTSE KLCI Future	Bank of America Merrill Lynch	January-19	(592,025)	(165)
(12)	FTSE/JSE Top 40 Index Future	Bank of America Merrill Lynch	March-19	(5,646,960)	(12,938)
(4)	FTSE/MIB index Future	Bank of America Merrill Lynch	March-19	(364,120)	12,346
(1)	Gasoline RBOB (b)	Bank of America Merrill Lynch	March-19	(62,643)	12,529
(31)	Gasoline RBOB (b)	Bank of America Merrill Lynch	January-19	(1,695,334)	152,716
(2)	Gasoline RBOB (b)	Bank of America Merrill Lynch	February-19	(110,208)	496
(2)	Gasoline RBOB (b)	Bank of America Merrill Lynch	April-19	(126,193)	378
(1)	Gold 100 Oz Future (b)	Bank of America Merrill Lynch	April-19	(128,770)	(100)
(11)	Gold 100 Oz Future (b)	Bank of America Merrill Lynch	February-19	(1,409,430)	(32,160)
(4)	Hang Seng Index	Bank of America Merrill Lynch	January-19	(5,170,800)	(3,290)
(16)	HSCEI Future	Bank of America Merrill Lynch	January-19	(8,081,600)	(7,543)
(10)	IBEX 35 Index	Bank of America Merrill Lynch	January-19	(851,710)	3,946
(16)	JPN YEN Currency Future	Bank of America Merrill Lynch	March-19	(1,834,200)	(46,344)
(20)	KC HRW Wheat Future (b)	Bank of America Merrill Lynch	March-19	(488,750)	21,763
(1)	KC HRW Wheat Future (b)	Bank of America Merrill Lynch	May-19	(25,038)	850
(8)	KOSPI2 Index	Bank of America Merrill Lynch	March-19	(524,000,000)	1,505
(1)	Lean Hogs (b)	Bank of America Merrill Lynch	April-19	(26,830)	(40)
(2)	Lean Hogs (b)	Bank of America Merrill Lynch	February-19	(48,780)	(220)
(4)	LME Copper (b)	Bank of America Merrill Lynch	March-19	(596,975)	13,050
(2)	LME Lead (b)	Bank of America Merrill Lynch	March-19	(101,100)	(4,850)
(5)	LME Nickel (b)	Bank of America Merrill Lynch	March-19	(320,445)	10,208
(14)	LME PRI Aluminum (b)	Bank of America Merrill Lynch	March-19	(646,800)	25,918
(4)	LME Zinc (b)	Bank of America Merrill Lynch	March-19	(247,050)	5,075
(36)	Low Sulfur Gasoil (b)	Bank of America Merrill Lynch	February-19	(1,840,500)	8,275
(15)	Mexican Peso Future	Bank of America Merrill Lynch	March-19	(376,950)	(11,930)
(1)	Mill Wheat Euro (b)	Bank of America Merrill Lynch	March-19	(10,163)	—
(4)	Mini FTSE/MIB Future	Bank of America Merrill Lynch	March-19	(72,824)	1,545
(3)	Mini H-Shares Index	Bank of America Merrill Lynch	January-19	(303,060)	340
(3)	Mini HSI Index	Bank of America Merrill Lynch	January-19	(775,620)	(741)
(5)	Mini TPX Index	Bank of America Merrill Lynch	March-19	(7,467,500)	554
(6)	MSCI EAFE Future	Bank of America Merrill Lynch	March-19	(514,800)	7,875
(7)	MSCI Emerging Markets	Bank of America Merrill Lynch	March-19	(338,380)	(1,080)
(20)	MSCI Sing Index	Bank of America Merrill Lynch	January-19	(683,400)	(2,873)
(16)	MSCI Taiwan Index	Bank of America Merrill Lynch	January-19	(575,040)	(12,340)
(6)	NASDAQ 100 E-Mini	Bank of America Merrill Lynch	March-19	(759,990)	4,765
(8)	Natural Gas Future (b)	Bank of America Merrill Lynch	January-19	(235,200)	32,280
(2)	New Zealand Future	Bank of America Merrill Lynch	March-19	(134,400)	1,455

See accompanying notes to consolidated financial statements.

Altegris Managed Futures Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

December 31, 2018

					Unrealized
				Notional Value at	Appreciation/
Contracts		Counterparty	Expiration	December 31, 2018	(Depreciation)
	SHORT FUTURES CONTRACTS (Continued)
(138)	NIKKEI 225 (CME)	Bank of America Merrill Lynch	March-19	(13,703,400)	$735,975
(4)	NIKKEI 225 (SGX)	Bank of America Merrill Lynch	March-19	(39,870,000)	5,451
(8)	NIKKEI 225 Mini	Bank of America Merrill Lynch	March-19	(16,000,000)	3,149
(1)	Nikki/Yen Index Future	Bank of America Merrill Lynch	March-19	(9,907,500)	(1,586)
(2)	NY Harbor ULSD Futures (b)	Bank of America Merrill Lynch	March-19	(139,112)	8,488
(1)	NY Harbor ULSD Futures (b)	Bank of America Merrill Lynch	November-19	(72,555)	7,396
(26)	NY Harbor ULSD Futures (b)	Bank of America Merrill Lynch	January-19	(1,833,905)	84,739
(1)	NY Harbor ULSD Futures (b)	Bank of America Merrill Lynch	February-19	(70,136)	5,099
(42)	OMXS 30 Index Future	Bank of America Merrill Lynch	January-19	(5,914,650)	13,445
(15)	Platinum Future (b)	Bank of America Merrill Lynch	April-19	(600,450)	(2,035)
(34)	RTS Index Future	Bank of America Merrill Lynch	March-19	(72,529)	(307)
(2)	S&P Mis 400 E-Mini Future	Bank of America Merrill Lynch	March-19	(332,440)	7,045
(7)	S&P/TSX 60 Index Future	Bank of America Merrill Lynch	March-19	(1,200,220)	4,751
(7)	S&P 500 E-Mini Future	Bank of America Merrill Lynch	March-19	(876,820)	(2,160)
(15)	Set 50 Future	Bank of America Merrill Lynch	March-19	(3,129,000)	318
(9)	SGX Nifty 50	Bank of America Merrill Lynch	January-19	(196,605)	(2,675)
(19)	Silver Future (b)	Bank of America Merrill Lynch	March-19	(1,476,300)	(88,230)
(1)	Silver Future (b)	Bank of America Merrill Lynch	May-19	(78,130)	(580)
(1)	Soybean Future (b)	Bank of America Merrill Lynch	July-19	(46,013)	(50)
(14)	Soybean Future (b)	Bank of America Merrill Lynch	March-19	(626,500)	7,788
(1)	Soybean Future (b)	Bank of America Merrill Lynch	May-19	(45,388)	(538)
(15)	Soybean Meal Future (b)	Bank of America Merrill Lynch	March-19	(464,850)	6,150
(4)	Soybean Oil Future (b)	Bank of America Merrill Lynch	December-19	(69,600)	(264)
(26)	Soybean Oil Future (b)	Bank of America Merrill Lynch	March-19	(434,460)	11,118
(2)	Soybean Oil Future (b)	Bank of America Merrill Lynch	May-19	(33,744)	372
(6)	SPI 200 Future	Bank of America Merrill Lynch	March-19	(834,150)	(4,006)
(2)	STOXX 600 Bank	Bank of America Merrill Lynch	March-19	(13,050)	205
(28)	STOXX EUROPE 600	Bank of America Merrill Lynch	March-19	(467,320)	6,488
(1)	SX5E Dividend Future	Bank of America Merrill Lynch	December-19	(11,920)	(90)
(20)	SX5E Dividend Future	Bank of America Merrill Lynch	December-21	(216,000)	(1,789)
(4)	TOPIX Index Future	Bank of America Merrill Lynch	March-19	(59,740,000)	6,004
(28)	US 10YR Note (CBT)	Bank of America Merrill Lynch	March-19	(3,416,438)	(29,453)
(8)	US 10 Year Ultra Future	Bank of America Merrill Lynch	March-19	(1,040,625)	(13,250)
(34)	US 2YR Note (CBT) Future	Bank of America Merrill Lynch	March-19	(7,218,625)	(36,781)
(31)	US 5YR Note (CBT) Future	Bank of America Merrill Lynch	March-19	(3,555,313)	(36,211)
(1)	US Long Bond (CBT)	Bank of America Merrill Lynch	March-19	(146,000)	(531)
(4)	US Ultra Bond (CBT) Future	Bank of America Merrill Lynch	March-19	(642,625)	(12,281)
(1)	Wheat (CBT) Future (b)	Bank of America Merrill Lynch	December-19	(27,125)	350
(14)	Wheat (CBT) Future (b)	Bank of America Merrill Lynch	March-19	(352,275)	6,163
(3)	Wheat (CBT) Future (b)	Bank of America Merrill Lynch	May-19	(76,575)	1,338
(1)	White Sugar (ICE) (b)	Bank of America Merrill Lynch	February-19	(16,625)	260
(6)	WIG20 Index Future	Bank of America Merrill Lynch	March-19	(273,360)	1,765
(33)	World Sugar #11 (b)	Bank of America Merrill Lynch	February-19	(444,629)	10,058
(1)	World Sugar #11 (b)	Bank of America Merrill Lynch	April-19	(13,552)	414
(1)	World Sugar #11 (b)	Bank of America Merrill Lynch	September-19	(14,034)	67
(3)	WTI Crude Future (b)	Bank of America Merrill Lynch	February-19	(137,160)	14,490
(4)	WTI Crude Future (b)	Bank of America Merrill Lynch	March-19	(184,320)	6,890
(3)	WTI Crude Future (b)	Bank of America Merrill Lynch	November-19	(145,140)	9,890
(41)	WTI Crude Future (b)	Bank of America Merrill Lynch	January-19	(1,861,810)	230,910
(3)	WTI Crude Future (b)	Bank of America Merrill Lynch	January-19	(136,230)	14,760
(1)	WTI Crude Future (b)	Bank of America Merrill Lynch	February-19	(45,720)	60
(1)	WTI Crude Future (b)	Bank of America Merrill Lynch	April-19	(46,510)	6,800
(1)	XAK Technology	Bank of America Merrill Lynch	March-19	(62,210)	140
(1)	XAY Consumer Discretionary	Bank of America Merrill Lynch	March-19	(99,760)	200
					$1,455,921

	TOTAL UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$955,039

(b)	All or a portion of these investments is a holding of the consolidated AMFS Fund Limited.

See accompanying notes to consolidated financial statements.

Altegris Managed Futures Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

December 31, 2018

Schedule of Forward Foreign Currency Contracts

						Unrealized
	Settlement		Currency Amount			Appreciation/
Foreign Currency	Date	Counterparty	Purchased	Cost of USD Sold	Fair Value	(Depreciation)
To Buy:
Australian Dollar	1/2/2019	BAML	560,000	$394,572	$394,240	$(332)
British Pound	1/2/2019	BAML	160,000	203,048	203,776	728
Canadian Dollar	1/2/2019	BAML	810,000	594,025	593,060	(965)
Chinese Yen	1/2/2019	BAML	1,376,598	200,000	200,368	368
Euro	1/2/2019	BAML	160,000	182,992	182,904	(88)
Israeli Shekel	1/2/2019	BAML	1,130,940	300,000	302,653	2,653
Malaysian Ringgit	1/2/2019	BAML	21,197	5,105	5,130	26
Mexican Peso	1/2/2019	BAML	2,380,000	120,983	120,856	(127)
Norwegian Krone	1/2/2019	BAML	1,610,000	184,577	185,930	1,353
Polish Zloty	1/2/2019	BAML	70,410	18,771	18,742	(29)
South African Rand	1/2/2019	BAML	810,000	56,035	56,309	274
Swedish Krona	1/2/2019	BAML	1,220,000	135,354	137,607	2,253
Turkish Lira New	1/2/2019	BAML	1,127,810	213,235	211,998	(1,237)
Australian Dollar	1/3/2019	BAML	510,000	359,731	359,040	(691)
Brazilian Real	1/3/2019	BAML	1,845,376	476,738	476,133	(605)
British Pound	1/3/2019	BAML	155,000	196,930	197,408	478
Chinese Yen	1/3/2019	BAML	4,130,012	600,000	601,135	1,135
Euro	1/3/2019	BAML	285,000	325,849	325,799	(50)
Hungary Forint	1/3/2019	BAML	28,104,150	100,000	100,147	147
Mexican Peso	1/3/2019	BAML	4,220,000	214,727	214,283	(444)
New Zealand Dollar	1/3/2019	BAML	40,000	26,822	26,824	2
Norwegian Krone	1/3/2019	BAML	869,147	100,000	100,373	373
Polish Zloty	1/3/2019	BAML	376,399	100,000	100,193	193
Singapore Dollar	1/3/2019	BAML	409,630	300,000	300,536	536
South African Rand	1/3/2019	BAML	1,588,472	110,422	110,426	4
South Korean Won	1/3/2019	BAML	112,101,897	100,000	100,468	468
Swedish Krona	1/3/2019	BAML	4,345,251	484,928	490,117	5,189
Swiss Franc	1/3/2019	BAML	100,000	101,772	101,440	(332)
Japanese Yen	1/4/2019	BAML	50,000,000	450,364	455,764	5,400
New Zealand Dollar	1/4/2019	BAML	350,000	234,884	234,702	(182)
South Korean Won	1/4/2019	BAML	111,040,000	100,000	99,519	(481)
Swiss Franc	1/4/2019	BAML	435,000	441,171	441,309	138
Chilean Peso	1/7/2019	BAML	68,132,000	100,000	98,185	(1,815)
Indian Rupee	1/7/2019	BAML	172,827,120	2,400,000	2,474,324	74,324
Japanese Yen	1/7/2019	BAML	121,000,000	1,097,239	1,103,234	5,995
South Korean Won	1/7/2019	BAML	2,030,328,000	1,800,000	1,819,856	19,856
Taiwan Dollar	1/7/2019	BAML	27,726,300	900,000	902,426	2,426
Colombian Peso	1/8/2019	BAML	956,553,000	300,000	294,491	(5,509)
Russian Ruble	1/9/2019	BAML	6,910,297	100,000	99,521	(479)
Chilean Peso	1/10/2019	BAML	67,737,396	100,000	97,626	(2,374)
Australian Dollar	1/11/2019	BAML	1,500,000	1,063,330	1,056,186	(7,144)
British Pound	1/11/2019	BAML	687,500	870,246	875,971	5,725
Canadian Dollar	1/11/2019	BAML	2,300,000	1,698,245	1,684,364	(13,881)
Chilean Peso	1/11/2019	BAML	136,266,000	200,000	196,398	(3,602)
Chinese Yen	1/11/2019	BAML	8,980,036	1,300,000	1,307,033	7,033
Euro	1/11/2019	BAML	4,750,000	5,425,677	5,433,840	8,163
Israeli Shekel	1/11/2019	BAML	3,758,694	1,000,000	1,006,554	6,554
Japanese Yen	1/11/2019	BAML	650,000,000	5,795,439	5,928,319	132,880
Mexican Peso	1/11/2019	BAML	11,000,000	551,047	557,819	6,772
New Zealand Dollar	1/11/2019	BAML	1,900,000	1,286,379	1,274,242	(12,137)
Polish Zloty	1/11/2019	BAML	2,632,317	700,000	700,797	797
Russian Ruble	1/11/2019	BAML	27,455,280	400,001	395,288	(4,713)
Singapore Dollar	1/11/2019	BAML	1,646,540	1,200,000	1,208,247	8,247
South African Rand	1/11/2019	BAML	1,457,145	100,000	101,193	1,193
Swiss Franc	1/11/2019	BAML	1,500,000	1,513,681	1,522,800	9,119

See accompanying notes to consolidated financial statements.

Altegris Managed Futures Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

December 31, 2018

						Unrealized
	Settlement		Currency Amount			Appreciation/
Foreign Currency	Date	Counterparty	Purchased	Cost of USD Sold	Fair Value	(Depreciation)
To Buy (Continued):
Turkish Lira New	1/11/2019	BAML	1,597,681	$300,000	$298,887	$(1,113)
Chilean Peso	1/14/2019	BAML	137,840,000	200,000	198,685	(1,315)
Colombian Peso	1/14/2019	BAML	962,766,000	300,000	296,332	(3,668)
Indian Rupee	1/14/2019	BAML	170,868,000	2,400,000	2,444,238	44,238
South Korean Won	1/14/2019	BAML	2,244,062,049	2,000,000	2,011,897	11,897
Taiwan Dollar	1/14/2019	BAML	30,649,195	1,000,000	998,289	(1,711)
Australian Dollar	1/16/2019	BAML	1,660,000	1,191,672	1,168,974	(22,698)
Brazilian Real	1/16/2019	BAML	2,630,000	678,181	677,939	(242)
British Pound	1/16/2019	BAML	1,750,000	2,218,599	2,230,328	11,729
Canadian Dollar	1/16/2019	BAML	950,000	709,915	695,811	(14,104)
Euro	1/16/2019	BAML	920,000	1,050,367	1,052,919	2,552
Japanese Yen	1/16/2019	BAML	273,000,000	2,446,480	2,490,912	44,432
Mexican Peso	1/16/2019	BAML	16,440,000	820,609	833,000	12,391
New Zealand Dollar	1/16/2019	BAML	1,250,000	848,811	838,397	(10,414)
Norwegian Krone	1/16/2019	BAML	3,930,000	451,507	454,142	2,635
Polish Zloty	1/16/2019	BAML	1,350,000	358,650	359,442	792
Russian Ruble	1/16/2019	BAML	33,540,000	499,718	482,537	(17,181)
South African Rand	1/16/2019	BAML	7,060,000	495,553	489,977	(5,576)
Swedish Krona	1/16/2019	BAML	9,840,000	1,092,549	1,111,119	18,570
Swiss Franc	1/16/2019	BAML	920,000	931,011	934,442	3,431
Turkish Lira New	1/16/2019	BAML	1,860,000	341,924	346,915	4,991
Chilean Peso	1/22/2019	BAML	138,712,000	200,000	199,992	(8)
Colombian Peso	1/22/2019	BAML	1,638,153,195	500,000	504,048	4,048
Indian Rupee	1/22/2019	BAML	168,355,200	2,400,000	2,405,998	5,998
South Korean Won	1/22/2019	BAML	2,248,112,000	2,000,000	2,016,057	16,057
Taiwan Dollar	1/22/2019	BAML	30,697,300	1,000,000	1,000,690	690
Chilean Peso	1/28/2019	BAML	138,296,123	200,000	199,430	(570)
Colombian Peso	1/28/2019	BAML	986,804,298	300,000	303,558	3,558
Indian Rupee	1/28/2019	BAML	98,553,009	1,400,000	1,407,433	7,433
South Korean Won	1/28/2019	BAML	1,009,708,197	900,000	905,661	5,661
Taiwan Dollar	1/28/2019	BAML	18,375,300	600,000	599,384	(616)
Brazilian Real	2/4/2019	BAML	159,354	40,578	41,022	444
Indian Rupee	2/4/2019	BAML	14,011,976	200,000	199,944	(56)
South Korean Won	2/7/2019	BAML	221,909,993	200,000	199,110	(890)
Australian Dollar	3/20/2019	BAML	104,000	75,306	73,313	(1,993)
British Pound	3/20/2019	BAML	248,000	317,375	317,032	(343)
Canadian Dollar	3/20/2019	BAML	304,996	230,269	223,708	(6,561)
Chilean Peso	3/20/2019	BAML	95,392,608	137,318	137,568	250
Czech Koruna	3/20/2019	BAML	3,459,595	152,763	153,999	1,236
Euro	3/20/2019	BAML	455,000	522,385	523,505	1,120
Hong Kong Dollar	3/20/2019	BAML	351,966	45,134	45,056	(78)
Hungary Forint	3/20/2019	BAML	51,079,950	181,802	182,981	1,179
Indian Rupee	3/20/2019	BAML	112,735,730	1,576,246	1,601,428	25,182
Israeli Shekel	3/20/2019	BAML	688,792	183,906	185,420	1,514
Japanese Yen	3/20/2019	BAML	10,952,999	98,061	100,451	2,390
Norwegian Krone	3/20/2019	BAML	1,965,794	225,680	227,789	2,109
Philippine Peso	3/20/2019	BAML	21,916,208	412,580	414,180	1,600
Polish Zloty	3/20/2019	BAML	661,325	175,408	176,352	944
Russian Ruble	3/20/2019	BAML	10,677,090	152,714	152,345	(369)
Singapore Dollar	3/20/2019	BAML	399,691	291,717	293,757	2,040
South African Rand	3/20/2019	BAML	3,062,004	213,255	210,916	(2,339)
South Korean Won	3/20/2019	BAML	274,707,685	245,776	246,861	1,085
Swedish Krona	3/20/2019	BAML	2,650,243	297,280	300,772	3,492
Taiwan Dollar	3/20/2019	BAML	11,737,087	384,376	384,277	(99)
Turkish Lira New	3/20/2019	BAML	805,482	144,499	145,396	897
						408,226

See accompanying notes to consolidated financial statements.

Altegris Managed Futures Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

December 31, 2018

						Unrealized
	Settlement		Currency Amount			Appreciation/
Foreign Currency	Date	Counterparty	Purchased	Cost of USD Sold	Fair Value	(Depreciation)
To Sell:
Australian Dollar	1/2/2019	BAML	(460,000)	$(324,125)	$(323,840)	$285
British Pound	1/2/2019	BAML	(160,000)	(202,667)	(203,776)	(1,109)
Euro	1/2/2019	BAML	(160,000)	(183,238)	(182,904)	334
Malaysian Ringgit	1/2/2019	BAML	(1,397)	(336)	(338)	(2)
Mexican Peso	1/2/2019	BAML	(2,380,000)	(120,883)	(120,851)	32
Norwegian Krone	1/2/2019	BAML	(1,610,000)	(184,192)	(185,930)	(1,739)
Polish Zloty	1/2/2019	BAML	(70,000)	(18,594)	(18,633)	(39)
South African Rand	1/2/2019	BAML	(810,000)	(56,289)	(56,309)	(19)
Swedish Krona	1/2/2019	BAML	(1,220,000)	(134,997)	(137,607)	(2,610)
Turkish Lira New	1/2/2019	BAML	(925,108)	(175,000)	(173,896)	1,104
Australian Dollar	1/3/2019	BAML	(210,000)	(148,130)	(147,840)	290
Brazilian Real	1/3/2019	BAML	(1,845,375)	(475,677)	(476,134)	(457)
British Pound	1/3/2019	BAML	(30,000)	(38,392)	(38,208)	184
Canadian Dollar	1/3/2019	BAML	(810,000)	(594,256)	(593,059)	1,197
Chilean Peso	1/3/2019	BAML	(66,915,000)	(100,000)	(96,431)	3,569
Chinese Yen	1/3/2019	BAML	(840)	(122)	(122)	—
Euro	1/3/2019	BAML	(410,000)	(469,424)	(468,692)	733
Indian Rupee	1/3/2019	BAML	(170,128,800)	(2,400,000)	(2,435,692)	(35,692)
Israeli Shekel	1/3/2019	BAML	(1,130,940)	(302,442)	(302,653)	(211)
Japanese Yen	1/3/2019	BAML	(80,000,000)	(723,388)	(729,289)	(5,901)
Mexican Peso	1/3/2019	BAML	(3,720,000)	(189,275)	(188,892)	383
New Zealand Dollar	1/3/2019	BAML	(490,000)	(328,642)	(328,575)	66
South African Rand	1/3/2019	BAML	(150,000)	(10,427)	(10,428)	(1)
South Korean Won	1/3/2019	BAML	(2,222,914,100)	(2,000,916)	(1,992,455)	8,461
Swedish Krona	1/3/2019	BAML	(2,558,387)	(285,668)	(288,566)	(2,899)
Swiss Franc	1/3/2019	BAML	(410,000)	(416,255)	(415,937)	318
Taiwan Dollar	1/3/2019	BAML	(27,603,000)	(900,000)	(898,413)	1,587
Turkish Lira New	1/3/2019	BAML	(202,702)	(38,325)	(38,103)	222
Australian Dollar	1/4/2019	BAML	(2,600,000)	(1,878,702)	(1,830,723)	47,979
British Pound	1/4/2019	BAML	(1,250,000)	(1,583,613)	(1,592,673)	(9,060)
Canadian Dollar	1/4/2019	BAML	(2,900,000)	(2,167,340)	(2,123,762)	43,578
Chilean Peso	1/4/2019	BAML	(202,809,200)	(300,000)	(292,302)	7,698
Chinese Yen	1/4/2019	BAML	(18,577,485)	(2,700,000)	(2,703,930)	(3,930)
Colombian Peso	1/4/2019	BAML	(959,163,748)	(300,000)	(295,295)	4,705
Euro	1/4/2019	BAML	(3,750,000)	(4,271,851)	(4,289,874)	(18,023)
Hungary Forint	1/4/2019	BAML	(396,863,180)	(1,400,000)	(1,415,004)	(15,004)
Israeli Shekel	1/4/2019	BAML	(5,620,655)	(1,500,000)	(1,505,174)	(5,174)
Japanese Yen	1/4/2019	BAML	(366,000,000)	(3,245,828)	(3,337,977)	(92,150)
Mexican Peso	1/4/2019	BAML	(17,000,000)	(837,835)	(862,084)	(24,249)
New Zealand Dollar	1/4/2019	BAML	(2,700,000)	(1,851,975)	(1,810,765)	41,211
Norwegian Krone	1/4/2019	BAML	(18,794,789)	(2,200,000)	(2,171,357)	28,643
Polish Zloty	1/4/2019	BAML	(4,901,863)	(1,300,000)	(1,305,014)	(5,014)
Russian Ruble	1/4/2019	BAML	(66,822,298)	(1,000,000)	(962,105)	37,895
Singapore Dollar	1/4/2019	BAML	(3,288,797)	(2,400,000)	(2,413,350)	(13,350)
South African Rand	1/4/2019	BAML	(2,842,184)	(200,000)	(197,379)	2,621
Swedish Krona	1/4/2019	BAML	(14,469,642)	(1,600,000)	(1,633,188)	(33,188)
Swiss Franc	1/4/2019	BAML	(2,375,000)	(2,401,610)	(2,411,100)	(9,490)
Turkish Lira New	1/4/2019	BAML	(543,622)	(100,000)	(101,698)	(1,698)
Australian Dollar	1/7/2019	BAML	(990,000)	(722,452)	(697,144)	25,307
Brazilian Real	1/7/2019	BAML	(220,000)	(56,805)	(56,711)	94
British Pound	1/7/2019	BAML	(710,000)	(905,285)	(904,876)	409
Canadian Dollar	1/7/2019	BAML	(1,230,000)	(910,408)	(900,801)	9,606
Chilean Peso	1/7/2019	BAML	(136,316,000)	(200,000)	(196,488)	3,512
Chinese Yen	1/7/2019	BAML	(1,376,759)	(200,000)	(200,386)	(386)
Colombian Peso	1/7/2019	BAML	(957,135,000)	(300,000)	(294,599)	5,402
Euro	1/7/2019	BAML	(1,750,000)	(2,003,817)	(2,001,941)	1,876
Indian Rupee	1/7/2019	BAML	(172,992,720)	(2,400,000)	(2,474,631)	(74,631)

See accompanying notes to consolidated financial statements.

Altegris Managed Futures Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

December 31, 2018

						Unrealized
	Settlement		Currency Amount			Appreciation/
Foreign Currency	Date	Counterparty	Purchased	Cost of USD Sold	Fair Value	(Depreciation)
To Sell (Continued):
Japanese Yen	1/7/2019	BAML	(539,500,000)	$(4,823,142)	$(4,921,165)	$(98,023)
Mexican Peso	1/7/2019	BAML	(11,330,000)	(558,538)	(574,123)	(15,585)
New Zealand Dollar	1/7/2019	BAML	(200,000)	(134,831)	(134,131)	700
Polish Zloty	1/7/2019	BAML	(375,840)	(100,000)	(100,059)	(59)
South African Rand	1/7/2019	BAML	(1,635,112)	(113,841)	(113,544)	297
South Korean Won	1/7/2019	BAML	(2,254,894,000)	(2,000,000)	(2,021,607)	(21,607)
Swiss Franc	1/7/2019	BAML	(1,720,000)	(1,733,104)	(1,746,875)	(13,770)
Taiwan Dollar	1/7/2019	BAML	(30,787,600)	(1,000,000)	(1,002,797)	(2,797)
Turkish Lira New	1/7/2019	BAML	(2,133,692)	(400,000)	(399,161)	839
Japanese Yen	1/8/2019	BAML	(3,000,000)	(26,632)	(27,373)	(741)
Mexican Peso	1/9/2019	BAML	(1,570,000)	(76,094)	(79,551)	(3,456)
British Pound	1/10/2019	BAML	(230,000)	(293,184)	(293,129)	55
Canadian Dollar	1/10/2019	BAML	(1,850,000)	(1,405,240)	(1,354,999)	50,241
Australian Dollar	1/11/2019	BAML	(200,000)	(144,477)	(140,840)	3,636
Brazilian Real	1/11/2019	BAML	(1,160,000)	(296,075)	(299,021)	(2,946)
Canadian Dollar	1/11/2019	BAML	(250,000)	(186,985)	(183,108)	3,877
Mexican Peso	1/11/2019	BAML	(3,380,000)	(163,892)	(171,262)	(7,370)
New Zealand Dollar	1/11/2019	BAML	(800,000)	(556,035)	(536,575)	19,460
Russian Ruble	1/11/2019	BAML	(5,860,000)	(87,356)	(84,306)	3,050
Turkish Lira New	1/11/2019	BAML	(20,000)	(3,625)	(3,730)	(105)
Australian Dollar	1/14/2019	BAML	(240,000)	(172,933)	(169,008)	3,924
Brazilian Real	1/14/2019	BAML	(480,000)	(122,709)	(123,733)	(1,024)
British Pound	1/14/2019	BAML	(1,000,000)	(1,257,477)	(1,274,474)	(16,997)
Canadian Dollar	1/14/2019	BAML	(260,000)	(194,692)	(190,432)	4,260
Euro	1/14/2019	BAML	(1,610,000)	(1,838,243)	(1,842,607)	(4,364)
Japanese Yen	1/14/2019	BAML	(131,000,000)	(1,161,138)	(1,195,273)	(34,135)
Mexican Peso	1/14/2019	BAML	(890,000)	(43,819)	(45,096)	(1,276)
New Zealand Dollar	1/14/2019	BAML	(360,000)	(247,374)	(241,459)	5,916
Norwegian Krone	1/14/2019	BAML	(17,880,000)	(2,109,505)	(2,066,174)	43,331
Polish Zloty	1/14/2019	BAML	(2,370,000)	(629,533)	(631,021)	(1,488)
Russian Ruble	1/14/2019	BAML	(2,980,000)	(44,315)	(42,872)	1,443
Swedish Krona	1/14/2019	BAML	(13,410,000)	(1,487,191)	(1,514,237)	(27,046)
Swiss Franc	1/14/2019	BAML	(380,000)	(384,271)	(385,965)	(1,694)
Australian Dollar	1/16/2019	BAML	(1,988,000)	(1,407,268)	(1,399,988)	7,280
Brazilian Real	1/16/2019	BAML	(1,747,452)	(448,032)	(450,141)	(2,109)
British Pound	1/16/2019	BAML	(531,000)	(673,953)	(676,905)	(2,952)
Canadian Dollar	1/16/2019	BAML	(1,440,000)	(1,060,856)	(1,054,702)	6,154
Chilean Peso	1/16/2019	BAML	(763,898,659)	(1,116,603)	(1,101,579)	15,024
Colombian Peso	1/16/2019	BAML	(2,928,168,446)	(900,000)	(900,866)	(866)
Czech Koruna	1/16/2019	BAML	(18,609,884)	(822,562)	(828,393)	(5,831)
Euro	1/16/2019	BAML	(894,000)	(1,019,846)	(1,024,585)	(4,740)
Hungary Forint	1/16/2019	BAML	(269,041,138)	(955,750)	(963,773)	(8,024)
Indian Rupee	1/16/2019	BAML	(544,199,032)	(7,661,376)	(7,757,931)	(96,555)
Israeli Shekel	1/16/2019	BAML	(3,691,990)	(997,155)	(993,867)	3,288
Japanese Yen	1/16/2019	BAML	(76,371,771)	(686,326)	(697,038)	(10,712)
Mexican Peso	1/16/2019	BAML	(550,000)	(27,419)	(27,868)	(449)
New Zealand Dollar	1/16/2019	BAML	(100,000)	(67,674)	(67,072)	602
Norwegian Krone	1/16/2019	BAML	(12,076,363)	(1,421,983)	(1,398,749)	23,234
Philippine Peso	1/16/2019	BAML	(33,638,088)	(633,963)	(635,705)	(1,741)
Polish Zloty	1/16/2019	BAML	(3,812,541)	(1,015,184)	(1,016,509)	(1,325)
Russian Ruble	1/16/2019	BAML	(116,840,133)	(1,719,067)	(1,674,402)	44,666
Singapore Dollar	1/16/2019	BAML	(1,955,822)	(1,431,164)	(1,437,451)	(6,288)
South African Rand	1/16/2019	BAML	(7,570,430)	(527,468)	(522,805)	4,662
South Korean Won	1/16/2019	BAML	(7,151,424,549)	(6,355,351)	(6,418,920)	(63,569)
Swedish Krona	1/16/2019	BAML	(13,699,653)	(1,526,231)	(1,553,453)	(27,223)
Swiss Franc	1/16/2019	BAML	(360,000)	(365,304)	(365,651)	(347)
Taiwan Dollar	1/16/2019	BAML	(125,515,880)	(4,098,833)	(4,101,482)	(2,649)

See accompanying notes to consolidated financial statements.

Altegris Managed Futures Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

December 31, 2018

						Unrealized
	Settlement		Currency Amount			Appreciation/
Foreign Currency	Date	Counterparty	Purchased	Cost of USD Sold	Fair Value	(Depreciation)
To Sell (Continued):
Turkish Lira New	1/16/2019	BAML	(2,461,956)	$(446,767)	$(448,610)	$(1,843)
Chilean Peso	1/22/2019	BAML	(3,900,479)	(5,743)	(5,625)	118
Czech Koruna	1/22/2019	BAML	(73,306)	(3,246)	(3,263)	(17)
Hungary Forint	1/22/2019	BAML	(1,028,832)	(3,650)	(3,686)	(36)
Israeli Shekel	1/22/2019	BAML	(3,476)	(934)	(936)	(2)
Polish Zloty	1/22/2019	BAML	(12,244)	(3,254)	(3,265)	(11)
Russian Ruble	1/22/2019	BAML	(178,406)	(2,662)	(2,546)	116
Singapore Dollar	1/22/2019	BAML	(4,110)	(3,004)	(3,021)	(17)
South Korean Won	1/22/2019	BAML	(4,434,280)	(3,963)	(3,985)	(22)
Swedish Krona	1/22/2019	BAML	(31,344)	(3,498)	(3,557)	(59)
British Pound	1/28/2019	BAML	(30,000)	(38,105)	(38,351)	(245)
Canadian Dollar	1/28/2019	BAML	(52,408)	(39,000)	(38,440)	560
Chilean Peso	1/28/2019	BAML	(3,693,313)	(5,369)	(5,326)	43
Czech Koruna	1/28/2019	BAML	(389,076)	(17,271)	(17,319)	(48)
Euro	1/28/2019	BAML	(86,000)	(98,531)	(98,948)	(417)
Hungary Forint	1/28/2019	BAML	(6,167,676)	(21,922)	(22,094)	(172)
Israeli Shekel	1/28/2019	BAML	(23,584)	(6,317)	(6,349)	(32)
Japanese Yen	1/28/2019	BAML	(3,662,578)	(33,000)	(33,590)	(590)
Norwegian Krone	1/28/2019	BAML	(183,441)	(21,342)	(21,256)	86
Polish Zloty	1/28/2019	BAML	(72,589)	(19,339)	(19,357)	(18)
Russian Ruble	1/28/2019	BAML	(600,003)	(8,872)	(8,561)	311
Singapore Dollar	1/28/2019	BAML	(17,230)	(12,596)	(12,663)	(67)
South African Rand	1/28/2019	BAML	(11,907)	(828)	(820)	8
South Korean Won	1/28/2019	BAML	(18,868,859)	(16,805)	(16,956)	(151)
Swedish Krona	1/28/2019	BAML	(315,296)	(35,337)	(35,782)	(445)
Taiwan Dollar	1/28/2019	BAML	(33,936)	(1,111)	(1,111)	—
Australian Dollar	2/4/2019	BAML	(66,000)	(46,872)	(46,525)	347
Euro	2/4/2019	BAML	(71,000)	(81,766)	(81,690)	76
Taiwan Dollar	2/4/2019	BAML	(319,271)	(10,482)	(10,453)	29
Norwegian Krone	2/7/2019	BAML	(22,748)	(2,627)	(2,636)	(9)
Chilean Peso	3/20/2019	BAML	(3,286,909)	(4,745)	(4,740)	5
Czech Koruna	3/20/2019	BAML	(116,258)	(5,178)	(5,175)	3
Euro	3/20/2019	BAML	(64,000)	(73,661)	(73,636)	26
Hungary Forint	3/20/2019	BAML	(980,264)	(3,511)	(3,512)	(1)
Israeli Shekel	3/20/2019	BAML	(7,042)	(1,879)	(1,896)	(17)
Japanese Yen	3/20/2019	BAML	(3,747,303)	(34,000)	(34,367)	(367)
Malaysian Ringgit	3/20/2019	BAML	(74,651)	(17,945)	(18,064)	(119)
Norwegian Krone	3/20/2019	BAML	(34,347)	(3,958)	(3,980)	(22)
Polish Zloty	3/20/2019	BAML	(14,589)	(3,894)	(3,890)	4
Russian Ruble	3/20/2019	BAML	(747,103)	(10,720)	(10,660)	60
Singapore Dollar	3/20/2019	BAML	(9,017)	(6,600)	(6,627)	(27)
South African Rand	3/20/2019	BAML	(36,394)	(2,493)	(2,507)	(14)
South Korean Won	3/20/2019	BAML	(11,475,752)	(10,275)	(10,312)	(37)
Taiwan Dollar	3/20/2019	BAML	(125,559)	(4,117)	(4,111)	6
Turkish Lira New	3/20/2019	BAML	(143,296)	(26,000)	(25,866)	133
						(323,523)

		Settlement		Currency Amount	Currency Amount	Market Value	Market Value	Appreciation
Foreign Currency		Date	Counterparty	Purchased Buy	Purchased Sell	Buy	Sell	(Depreciation)
To Buy:	To Sell:
Australian Dollar	British Pound	1/11/2019	BAML	1,345,368	(750,000)	947,306	(955,604)	(8,297)
Australian Dollar	Canadian Dollar	1/3/2019	BAML	200,000	(192,134)	140,800	(140,675)	125
Australian Dollar	Canadian Dollar	1/11/2019	BAML	1,800,000	(1,725,110)	1,267,424	(1,263,353)	4,071
Australian Dollar	Euro	1/3/2019	BAML	202,854	(125,000)	142,809	(142,894)	(85)
Australian Dollar	Euro	1/11/2019	BAML	1,616,351	(1,000,000)	1,138,112	(1,143,966)	(5,855)
Australian Dollar	Japanese Yen	1/7/2019	BAML	200,000	(15,551,187)	140,812	(141,788)	(976)
Australian Dollar	Japanese Yen	1/11/2019	BAML	800,000	(63,477,500)	563,299	(578,946)	(15,647)

See accompanying notes to consolidated financial statements.

Altegris Managed Futures Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

December 31, 2018

		Settlement		Currency Amount	Currency Amount	Market Value	Market Value	Appreciation
Foreign Currency		Date	Counterparty	Purchased Buy	Purchased Sell	Buy	Sell	(Depreciation)
To Buy:	To Sell:
Australian Dollar	New Zealand Dollar	1/4/2019	BAML	400,000	$(420,293)	$281,606	$(281,833)	$(227)
Australian Dollar	New Zealand Dollar	1/11/2019	BAML	2,600,000	(2,728,042)	1,830,723	(1,829,571)	1,151
British Pound	Australian Dollar	1/3/2019	BAML	125,000	(225,209)	159,200	(158,547)	653
British Pound	Australian Dollar	1/11/2019	BAML	1,125,000	(1,970,828)	1,433,405	(1,387,708)	45,698
British Pound	Euro	1/3/2019	BAML	179,953	(200,000)	229,188	(228,630)	558
British Pound	Euro	1/11/2019	BAML	721,117	(800,000)	918,803	(915,173)	3,630
British Pound	Japanese Yen	1/4/2019	BAML	125,000	(17,501,425)	159,208	(159,530)	(322)
British Pound	Japanese Yen	1/7/2019	BAML	250,000	(35,056,562)	318,467	(319,628)	(1,161)
British Pound	Japanese Yen	1/11/2019	BAML	250,000	(35,123,850)	318,535	(320,347)	(1,812)
British Pound	Swiss Franc	1/4/2019	BAML	125,000	(156,238)	159,208	(158,504)	704
British Pound	Swiss Franc	1/11/2019	BAML	125,000	(157,047)	159,267	(159,434)	(167)
Canadian Dollar	Australian Dollar	1/11/2019	BAML	2,705,030	(2,800,000)	1,980,979	(1,971,548)	9,431
Canadian Dollar	Euro	1/3/2019	BAML	389,420	(250,000)	285,122	(285,788)	(666)
Canadian Dollar	Euro	1/11/2019	BAML	967,301	(625,000)	708,385	(714,979)	(6,594)
Canadian Dollar	Japanese Yen	1/11/2019	BAML	1,000,000	(81,573,380)	732,332	(743,989)	(11,657)
Euro	Australian Dollar	1/11/2019	BAML	1,625,000	(2,562,739)	1,858,946	(1,804,487)	54,459
Euro	British Pound	1/3/2019	BAML	100,000	(90,105)	114,315	(114,758)	(443)
Euro	British Pound	1/11/2019	BAML	1,400,000	(1,260,110)	1,601,553	(1,605,554)	(4,001)
Euro	Canadian Dollar	1/11/2019	BAML	1,375,000	(2,095,001)	1,572,954	(1,534,236)	38,718
Euro	Hungary Forint	1/3/2019	BAML	200,000	(64,226,000)	228,630	(228,865)	(235)
Euro	Hungary Forint	1/11/2019	BAML	200,000	(64,674,100)	228,793	(230,594)	(1,800)
Euro	Japanese Yen	1/4/2019	BAML	100,000	(12,654,630)	114,325	(115,350)	(1,025)
Euro	Japanese Yen	1/7/2019	BAML	100,000	(12,621,821)	114,356	(115,080)	(724)
Euro	Japanese Yen	1/11/2019	BAML	2,500,000	(320,133,660)	2,859,916	(2,919,776)	(59,860)
Euro	Norwegian Krone	1/11/2019	BAML	2,250,000	(22,063,594)	2,573,925	(2,549,001)	24,922
Euro	Polish Zloty	1/2/2019	BAML	100,000	(430,563)	114,315	(114,610)	(295)
Euro	Polish Zloty	1/11/2019	BAML	400,000	(1,720,510)	457,587	(458,048)	(462)
Euro	Swedish Krona	1/11/2019	BAML	1,625,000	(16,760,741)	1,858,946	(1,891,784)	(32,839)
Euro	Swiss Franc	1/4/2019	BAML	125,000	(140,694)	142,907	(142,735)	172
Japanese Yen	Australian Dollar	1/7/2019	BAML	15,558,170	(200,000)	141,852	(140,812)	1,039
Japanese Yen	Australian Dollar	1/11/2019	BAML	163,354,500	(2,000,000)	1,489,873	(1,408,249)	81,624
Japanese Yen	British Pound	1/11/2019	BAML	107,053,813	(750,000)	976,383	(955,604)	20,780
Japanese Yen	Canadian Dollar	1/11/2019	BAML	118,272,520	(1,400,000)	1,078,703	(1,025,265)	53,439
Japanese Yen	Euro	1/7/2019	BAML	88,427,492	(700,000)	806,238	(800,491)	5,749
Japanese Yen	Euro	1/11/2019	BAML	358,660,300	(2,800,000)	3,271,158	(3,203,106)	68,052
Japanese Yen	New Zealand Dollar	1/11/2019	BAML	139,625,080	(1,800,000)	1,273,449	(1,207,176)	66,273
Japanese Yen	Swiss Franc	1/7/2019	BAML	55,833,941	(500,000)	509,066	(507,401)	1,667
Japanese Yen	Swiss Franc	1/11/2019	BAML	224,954,150	(2,000,000)	2,051,692	(2,030,400)	21,292
New Zealand Dollar	Australian Dollar	1/11/2019	BAML	5,261,916	(5,000,000)	3,528,923	(3,520,621)	8,302
New Zealand Dollar	Japanese Yen	1/7/2019	BAML	200,000	(14,823,429)	134,120	(135,153)	(1,032)
New Zealand Dollar	Japanese Yen	1/11/2019	BAML	1,000,000	(75,121,580)	670,654	(685,146)	(14,492)
Norwegian Krone	Euro	1/3/2019	BAML	4,966,209	(500,000)	573,522	(571,575)	1,946
Norwegian Krone	Swedish Krona	1/2/2019	BAML	6,000,000	(6,172,356)	692,909	(696,195)	(3,286)
Norwegian Krone	Swedish Krona	1/3/2019	BAML	1,000,000	(1,033,122)	115,485	(116,528)	(1,043)
Norwegian Krone	Swedish Krona	1/11/2019	BAML	20,500,000	(21,690,270)	2,368,360	(2,448,180)	(79,820)
Polish Zloty	Euro	1/2/2019	BAML	430,153	(100,000)	114,501	(114,315)	186
Polish Zloty	Euro	1/3/2019	BAML	430,067	(100,000)	114,478	(114,315)	163
Polish Zloty	Euro	1/11/2019	BAML	856,412	(200,000)	228,001	(228,793)	(792)
Swedish Krona	Euro	1/3/2019	BAML	3,845,872	(375,000)	433,785	(428,681)	5,103
Swedish Krona	Norwegian Krone	1/11/2019	BAML	11,339,944	(11,000,000)	1,279,939	(1,270,827)	9,111
Swiss Franc	British Pound	1/11/2019	BAML	313,163	(250,000)	317,923	(318,535)	(611)
Swiss Franc	Euro	1/11/2019	BAML	140,960	(125,000)	143,102	(142,996)	106
Swiss Franc	Japanese Yen	1/4/2019	BAML	1,000,000	(112,502,800)	1,014,504	(1,025,493)	(10,989)
Swiss Franc	Japanese Yen	1/11/2019	BAML	1,500,000	(170,026,800)	1,522,800	(1,550,728)	(27,928)
								233,981

Net unrealized appreciation on forward currency contracts								318,684

See accompanying notes to consolidated financial statements.

Altegris Funds

CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)

December 31, 2018

	Altegris Futures Evolution	Altegris GSA Trend	Altegris Managed Futures
ASSETS	Strategy Fund	Strategy Fund	Strategy Fund
Investment securities:
At cost	$583,997,629	$22,469,094	$42,975,857
At value	$568,950,940	$22,470,404	$42,978,464
Cash	12,236,096	7,157,887	40,103,456
Foreign cash (Cost: $0, $56,793, and $890,093, respectively)	—	56,943	939,916
Segregated cash at broker	—	6,111,279	—
Receivable for securities sold	1,343,609	—	7,986,471
Receivable for Fund shares sold	3,271,223	255	172,321
Interest receivable	2,731,340	—	—
Unrealized appreciation on futures contracts	—	1,725,572	2,383,711
Unrealized appreciation on forward foreign currency exchange contracts	—	178,321	1,613,682
Prepaid expenses and other assets	579,826	57,036	55,019
TOTAL ASSETS	589,113,034	37,757,697	96,233,040

LIABILITIES
Due to broker - futures contracts (Cost: $0, $0, and $7,988,238, respectively)	—	—	7,990,518
Unrealized depreciation on futures contracts	—	734,675	1,428,672
Unrealized depreciation on forward foreign currency exchange contracts	—	217,036	1,294,988
Payable for Fund shares repurchased	5,429,375	40,210	889,405
Investment advisory fees payable	868,941	15,767	78,631
Distribution (12b-1) fees payable	41,442	7,259	15,364
Payable to related parties	—	16,400	117,663
Accrued expenses and other liabilities	7,061	177,183	49,568
TOTAL LIABILITIES	6,346,819	1,208,530	11,864,809
NET ASSETS	$582,766,215	$36,549,167	$84,368,231

Composition of Net Assets:
Paid in capital	$631,474,603	$39,614,613	$90,499,339
Accumulated loss	(48,708,388)	(3,065,446)	(6,131,108)
NET ASSETS	$582,766,215	$36,549,167	$84,368,231

See accompanying notes to consolidated financial statements.

Altegris Funds

CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)(Continued)

December 31, 2018

	Altegris Futures Evolution	Altegris GSA Trend		Altegris Managed Futures
Net Asset Value Per Share:	Strategy Fund	Strategy Fund		Strategy Fund
Class A Shares:
Net Assets	$26,259,913	$9		$48,145,149
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	2,893,465	1		6,123,715
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (a)(b)	$9.08	$8.85	(e)	$7.86
Maximum offering price per share (net asset value plus maximum sales charge of 5.75%) (c)	$9.63	$9.39		$8.34

Class C Shares:
Net Assets	$18,330,769	$—		$6,267,087
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	2,018,874	—		829,545
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (b)(d)	$9.08	$—		$7.55

Class I Shares:
Net Assets	$460,448,752	$2,331,371		$29,357,897
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	50,951,972	262,000		3,681,154
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (b)	$9.04	$8.90		$7.98

Class N Shares:
Net Assets	$77,726,781	$34,217,787		$—
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	8,567,815	3,864,959		—
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (b)	$9.07	$8.85		$—

Class O Shares:
Net Assets	$—	$—		$598,098
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	—	—		76,073
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (b)	$—	$—		$7.86

(a)	Purchases of $1 million or more, a contingent deferred sales charge of up to 1.00% may apply to redemptions made within 18 months of purchase.

(b)	Redemptions made within 30 days of purchase may be assessed a redemption fee of 1.00%.

(c)	On investments of $25,000 or more, the sales load is reduced.

(d)	A contingent deferred sales charge of up to 1.00% may be applied to shares redeemed within 12 months of purchase.

(e)	NAV may not recalculate due to rounding.

See accompanying notes to consolidated financial statements.

Altegris Funds

CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited)

December 31, 2018

	Altegris Futures Evolution	Altegris GSA Trend	Altegris Managed Futures
	Strategy Fund	Strategy Fund	Strategy Fund
INVESTMENT INCOME
Dividends	$—	$—	$175,799
Interest (net of foreign withholding tax of $11,386, $0, and $0, respectively)	9,768,864	230,222	580,164
TOTAL INVESTMENT INCOME	9,768,864	230,222	755,963
EXPENSES
Advisory fees	5,004,748	268,748	730,127
Distribution (12b-1) fees:
Class A	45,526	—	65,522
Class C	103,943	—	35,959
Class N	107,660	46,335	—
Class O	—	—	979
Administrative services fees	250,380	7,748	76,101
Third party administrative services fees	166,446	4,035	41,788
Transfer agent fees	95,851	22,879	25,213
Registration fees	54,808	40,303	31,088
Printing and postage expenses	47,890	8,070	18,148
Custodian fees	28,430	9,684	25,953
Audit fees	26,719	66,199	15,879
Accounting services fees	26,627	9,684	15,206
Compliance officer fees	14,856	8,070	12,887
Legal fees	12,602	18,207	21,173
Insurance expense	8,067	1,614	3,428
Trustees fees and expenses	7,566	6,457	7,566
Other expenses	4,789	4,035	2,269
TOTAL EXPENSES	6,006,908	522,068	1,129,286
Less: Fees waived by the Advisor	(115,021)	(157,438)	(224,511)
NET EXPENSES	5,891,887	364,630	904,775

NET INVESTMENT INCOME/(LOSS)	3,876,977	(134,408)	(148,812)

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized gain/(loss) from:
Forward exchange contracts and translations	—	261,861	(908,497)
Futures contracts	—	548,693	621,437
Investments	(1,885,332)	—	(635,449)
Purchased Options	(8,329,942)	—	—
Broker commissions	—	—	(312,175)
Net Realized Gain/(Loss)	(10,215,274)	810,554	(1,234,684)

Net change in unrealized appreciation/(depreciation) on:
Foreign currency translations	—	30,933	100,449
Forward foreign currency exchange contracts	—	123,678	383,788
Futures contracts	—	(21,137)	(98,927)
Investments	(12,100,748)	(883)	158,661
Purchased Options	(5,206,086)	—	—
Net Change in Unrealized Appreciation	(17,306,834)	132,591	543,971

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS	(27,522,108)	943,145	(690,713)

NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(23,645,131)	$808,737	$(839,525)

See accompanying notes to consolidated financial statements.

Altegris Funds

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	Altegris Futures Evolution Strategy Fund
	For the Six Months Ended	For the Year Ended
	December 31, 2018	June 30,
	(Unaudited)	2018

INCREASE IN NET ASSETS FROM OPERATIONS
Net investment income	$3,876,977	$6,906,210
Net realized gain/(loss) on investments, purchased options and swaps	(10,215,274)	8,950,356
Net change in unrealized appreciation/(depreciation) on investments, purchased options and swaps	(17,306,834)	13,872,222
Net increase/(decrease) in net assets resulting from operations	(23,645,131)	29,728,788

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	—	(587,306)
Class C	—	(136,565)
Class I	—	(6,666,335)
Class N	—	(1,115,095)
Total Distributions Paid *
Class A	(1,185,297)	—
Class C	(539,733)	—
Class I	(22,082,902)	—
Class N	(3,310,483)	—
Total distributions to shareholders	(27,118,415)	(8,505,301)

SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	2,523,634	13,717,737
Class C	1,204,902	3,569,154
Class I	103,104,107	300,734,876
Class N	21,685,828	46,485,120
Net asset value of shares issued in reinvestment of distributions:
Class A	1,093,872	553,149
Class C	531,541	132,383
Class I	18,511,051	5,689,698
Class N	2,095,532	823,455
Redemption fee proceeds:
Class A	—	3,363
Class C	—	1,191
Class I	5,996	8,012
Class N	1,200	2,650
Payments for shares redeemed:
Class A	(15,578,772)	(35,571,222)
Class C	(4,305,450)	(14,165,670)
Class I	(136,056,140)	(183,059,320)
Class N	(29,838,378)	(51,452,593)
Net increase from shares of beneficial interest transactions	(35,021,077)	87,471,983

NET INCREASE/(DECREASE) IN NET ASSETS	(85,784,623)	108,695,470

NET ASSETS
Beginning of Period	668,550,838	559,855,368
End of Period **	$582,766,215	$668,550,838

*	Distributions from net investment income and net realized capital gains are combined for the six months ended December 31, 2018. See “New Accounting Pronouncements” in the Notes to Financial Statements for more information. The dividends and distributions to shareholders for the year ended June 30, 2018 have not been reclassified to conform to the current year presentation.

**	Net Assets - End of Year includes distributions in excess of net investment income of ($153,337) as of June 30, 2018.

See accompanying notes to consolidated financial statements.

Altegris Funds

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Altegris Futures Evolution Strategy Fund
	For the Six Months Ended	For the Year Ended
	December 31, 2018	June 30,
	(Unaudited)	2018
SHARE ACTIVITY
Class A:
Shares Sold	255,234	1,365,949
Shares Reinvested	118,280	56,097
Shares Redeemed	(1,615,093)	(3,627,266)
Net decrease in shares of beneficial interest outstanding	(1,241,579)	(2,205,220)

Class C:
Shares Sold	125,571	361,356
Shares Reinvested	57,733	13,579
Shares Redeemed	(445,723)	(1,454,068)
Net increase/(decrease) in shares of beneficial interest outstanding	(262,419)	(1,079,133)

Class I:
Shares Sold	10,642,641	30,149,284
Shares Reinvested	2,009,935	576,589
Shares Redeemed	(14,283,752)	(18,668,042)
Net increase in shares of beneficial interest outstanding	(1,631,176)	12,057,831

Class N:
Shares Sold	2,261,580	4,696,176
Shares Reinvested	226,830	83,506
Shares Redeemed	(3,099,901)	(5,213,172)
Net increase/(decrease) in shares of beneficial interest outstanding	(611,491)	(433,490)

See accompanying notes to consolidated financial statements.

Altegris Funds

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS *

	Altegris GSA Trend Strategy Fund
	For the Six Months Ended	For the Year Ended
	December 31, 2018	June 30,
	(Unaudited)	2018

INCREASE IN NET ASSETS FROM OPERATIONS
Net investment loss	$(134,408)	$(591,297)
Net realized gain/(loss) on futures and foreign exchange contracts	810,554	(2,133,261)
Net change in unrealized appreciation on futures and foreign exchange contracts	132,591	2,083,494
Net increase/(decrease) in net assets resulting from operations	808,737	(641,064)

SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class I	247,801	1,384,248
Class N	4,471,686	15,943,305
Redemption fee proceeds:
Class I	—	71
Class N	—	689
Payments for shares redeemed:
Class I	(796,946)	(7,885,111)
Class N	(8,852,513)	(17,295,588)
Net decrease from shares of beneficial interest transactions	(4,929,972)	(7,852,386)

NET DECREASE IN NET ASSETS	(4,121,235)	(8,493,450)

NET ASSETS
Beginning of Period	40,670,402	49,163,852
End of Period **	$36,549,167	$40,670,402

SHARE ACTIVITY
Class A:
Shares Sold	—	—
Net increase in shares of beneficial interest outstanding	—	—

Class I:
Shares Sold	27,545	147,490
Shares Redeemed	(89,863)	(828,408)
Net decrease in shares of beneficial interest outstanding	(62,318)	(680,918)

Class N:
Shares Sold	507,702	1,714,129
Shares Reinvested	—	—
Shares Redeemed	(1,005,579)	(1,853,066)
Net decrease in shares of beneficial interest outstanding	(497,877)	(138,937)

*	Distributions from net investment income and net realized capital gains are combined for the six months ended December 31, 2018, if any. See “New Accounting Pronouncements” in the Notes to Financial Statements for more information. The dividends and distributions to shareholders for the year ended June 30, 2018, if any have not been reclassified to conform to the current year presentation.

**	Net Assets- End of Year includes distributions in excess of net investment income of ($969,402) as of June 30, 2018.

See accompanying notes to consolidated financial statements.

Altegris Funds

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS *

	Altegris Managed Futures Strategy Fund
	For the Six Months Ended	For the Year Ended
	December 31, 2018	June 30,
	(Unaudited)	2018

DECREASE IN NET ASSETS FROM OPERATIONS
Net investment loss	$(148,812)	$(1,241,870)
Net realized gain/(loss) on investments, futures, forward foreign exchange contracts and swaps	(1,234,684)	291,880
Net change in unrealized appreciation on investments, futures forward foreign exchange contracts and swaps	543,971	5,911,335
Net increase/(decrease) in net assets resulting from operations	(839,525)	4,961,345

DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid:
Class A	(910,347)	—
Class C	(68,531)	—
Class I	(655,251)	—
Class O	(11,136)	—
Total distributions to shareholders	(1,645,265)	—

SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	5,285,300	11,269,736
Class C	219,510	1,268,761
Class I	7,861,667	16,653,281
Class O	4,757	992,151
Net asset value of shares issued in reinvestment of distributions:
Class A	352,223	—
Class C	55,528	—
Class I	322,764	—
Class O	10,752	—
Redemption fee proceeds:
Class A	24	1,246
Class C	—	234
Class I	5	10
Class O	—	—
Payments for shares redeemed:
Class A	(10,686,949)	(32,526,828)
Class C	(1,560,372)	(4,450,716)
Class I	(16,369,587)	(80,048,291)
Class O	(435,469)	(1,068,340)
Net decrease from shares of beneficial interest transactions	(14,939,847)	(87,908,756)

NET DECREASE IN NET ASSETS	(17,424,637)	(82,947,411)

NET ASSETS
Beginning of Period	101,792,868	184,740,279
End of Period *	$84,368,231	$101,792,868

*	Distributions from net investment income and net realized capital gains are combined for the six months ended December 31, 2018, if any. See “New Accounting Pronouncements” in the Notes to Financial Statements for more information. The dividends and distributions to shareholders for the year ended June 30, 2018, if any have not been reclassified to conform to the current year presentation.

*	Net Assets- End of Year includes distributions in excess of net investment income of ($1,831,442) as of June 30, 2018.

See accompanying notes to consolidated financial statements.

Altegris Funds

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Altegris Managed Futures Strategy Fund
	For the Six Months Ended	For the Year Ended
	December 31, 2018	June 30,
	(Unaudited)	2018
SHARE ACTIVITY
Class A:
Shares Sold	658,628	1,348,885
Shares Reinvested	45,273	—
Shares Redeemed	(1,332,300)	(3,922,163)
Net decrease in shares of beneficial interest outstanding	(628,399)	(2,573,278)

Class C:
Shares Sold	28,526	157,122
Shares Reinvested	7,423	—
Shares Redeemed	(203,265)	(553,820)
Net decrease in shares of beneficial interest outstanding	(167,316)	(396,698)

Class I:
Shares Sold	972,179	1,965,925
Shares Reinvested	40,908	—
Shares Redeemed	(2,022,958)	(9,387,125)
Net decrease in shares of beneficial interest outstanding	(1,009,871)	(7,421,200)

Class O:
Shares Sold	589	118,009
Shares Reinvested	1,382	—
Shares Redeemed	(53,518)	(128,129)
Net decrease in shares of beneficial interest outstanding	(51,547)	(10,120)

See accompanying notes to consolidated financial statements.

Altegris Funds

CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year or Period

	Altegris Futures Evolution Strategy Fund Class A (1)
	Six Months Ended		Year Ended		Year Ended	Year Ended	Period Ended		Year Ended	Year Ended
	December 31, 2018		June 30,		June 30,	June 30,	June 30,		September 30,	September 30,
	(Unaudited)		2018		2017	2016	2015*		2014	2013

Net asset value, beginning of period	$9.82		$9.37		$10.84	$10.68	$10.73		$9.25	$9.85
Income/(loss) from investment operations:
Net investment income/(loss) (2)	0.05		0.09		0.12	0.15	0.11		0.10	(0.01)
Net realized and unrealized gain/(loss) on investments	(0.40)		0.48		(0.90)	0.82	1.06		1.53	(0.55)
Total from investment operations	(0.35)		0.57		(0.78)	0.97	1.17		1.63	(0.56)
Less distributions from:
Net investment income	(0.39)		(0.12)		(0.69)	(0.81)	(1.22)		(0.15)	(0.02)
Net realized gains	—		—		—	—	—		—	(0.02)
Total distributions	(0.39)		(0.12)		(0.69)	(0.81)	(1.22)		(0.15)	(0.04)
Redemption fees collected (3)	0.00		0.00		0.00	0.00	0.00		0.00	0.00
Net asset value, end of period	$9.08		$9.82		$9.37	$10.84	$10.68		$10.73	$9.25
Total return (4)	(3.66	)% (5)	6.06	% (6)	(7.36)%	9.63%	11.02	% (5)	17.79%	(5.68	)% (6)
Net assets, at end of period (000s)	$26,260		$40,624		$59,411	$100,131	$59,517		$30,795	$73,686
Ratios including the expenses and income of AFES Fund Limited:
Ratio of gross expenses to average net assets (7,9)	1.97	% (8)	2.00%		1.99%	1.97%	1.98	% (8)	2.08%	2.45%
Ratio of net expenses to average net assets (10)	1.94	% (8)	1.94%		1.94%	1.94%	1.94	% (8)	1.94%	2.38%
Ratio of net investment income to average net assets (11)	1.01	% (8)	0.94%		1.14%	1.36%	1.27	% (8)	1.04%	(0.08)%
Portfolio Turnover Rate	56	% (5)	53%		77%	59%	68	% (5)	97%	82%

*	For the period October 1, 2014 through June 30, 2015.

(1)	Class A commenced operations on October 31, 2011.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year or period.

(3)	Represents less than $0.01 per share.

(4)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(5)	Not annualized.

(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(7)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(8)	Annualized for periods less than one full year.

(9)	Ratio of gross expenses to average net assets excluding the expenses and income of AFES Fund Limited (7)	1.97% (8)	2.00%	1.99%	1.97%	1.98% (8)	2.08%	2.29%

(10)	Ratio of net expenses to average net assets excluding the expenses and income of AFES Fund Limited	1.94% (8)	1.94%	1.94%	1.94%	1.94% (8)	1.94%	2.23%

(11)	Ratio of net investment income/(loss) to average net assets excluding the expenses and income of AFES Fund Limited	1.01% (8)	0.92%	1.13%	1.32%	1.26% (8)	1.04%	0.06%

See accompanying notes to consolidated financial statements.

Altegris Funds

CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year or Period

	Altegris Futures Evolution Strategy Fund Class C (1)
	Six Months Ended		Year Ended		Year Ended	Year Ended	Period Ended		Year Ended	Year Ended
	December 31, 2018		June 30,		June 30,	June 30,	June 30,		September 30,	September 30,
	(Unaudited)		2018		2017	2016	2015*		2014	2013

Net asset value, beginning of period	$9.75		$9.31		$10.78	$10.57	$10.63		$9.18	$9.83
Income/(loss) from investment operations:
Net investment income/(loss) (2)	0.01		0.02		0.04	0.07	0.04		0.03	(0.08)
Net realized and unrealized gain/(loss) on investments	(0.41)		0.47		(0.88)	0.83	1.07		1.50	(0.55)
Total from investment operations	(0.40)		0.49		(0.84)	0.90	1.11		1.53	(0.63)
Less distributions from:
Net investment income	(0.27)		(0.05)		(0.63)	(0.69)	(1.17)		(0.08)	(0.00	) (3)
Net realized gains	—		—		—	—	—		—	(0.02)
Total distributions	(0.27)		(0.05)		(0.63)	(0.69)	(1.17)		(0.08)	(0.02)
Redemption fees collected (3)	0.00		0.00		0.00	0.00	0.00		0.00	0.00
Net asset value, end of period	$9.08		$9.75		$9.31	$10.78	$10.57		$10.63	$9.18
Total return (4)	(4.07	)% (5,6)	5.26	% (6)	(8.02)%	8.93%	10.46	% (5)	(16.82)%	(6.42	)% (6)
Net assets, at end of period (000s)	$18,331		$22,237		$31,270	$33,831	$20,459		$7,274	$6,932
Ratios including the expenses and income of AFES Fund Limited:
Ratio of gross expenses to average net assets (7,9)	2.72	% (8)	2.75%		2.74%	2.72%	2.73	% (8)	2.83%	3.20%
Ratio of net expenses to average net assets (10)	2.69	% (8)	2.69%		2.69%	2.69%	2.69	% (8)	2.69%	3.13%
Ratio of net investment income to average net assets (11)	0.27	% (8)	0.18%		0.40%	0.62%	0.52	% (8)	(0.29)%	(0.83)%
Portfolio Turnover Rate	56	% (5)	53%		77%	59%	68	% (5)	97%	82%

*	For the period October 1, 2014 through June 30, 2015.

(1)	Class C Shares commenced operations on February 16, 2012.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year or period.

(3)	Represents less than $0.01 per share.

(4)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(5)	Not annualized.

(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(7)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(8)	Annualized for periods less than one full year.

(9)	Ratio of gross expenses to average net assets excluding the expenses and income of AFES Fund Limited (7)	2.72% (8)	2.75%	2.74%	2.72%	2.73% (8)	2.83%	3.04%

(10)	Ratio of net expenses to average net assets excluding the expenses and income of AFES Fund Limited	2.69% (8)	2.69%	2.69%	2.69%	2.69% (8)	2.69%	2.98%

(11)	Ratio of net investment income/(loss) to average net assets excluding the expenses and income of AFES Fund Limited	0.27% (8)	0.17%	0.39%	0.58%	0.52% (8)	(0.29)%	(0.69)%

See accompanying notes to consolidated financial statements.

Altegris Funds

CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year or Period

	Altegris Futures Evolution Strategy Fund Class I (1)
	Six Months Ended		Year Ended		Year Ended	Year Ended	Period Ended		Year Ended		Year Ended
	December 31, 2018		June 30,		June 30,	June 30,	June 30,		September 30,		September 30,
	(Unaudited)		2018		2017	2016	2015*		2014		2013

Net asset value, beginning of period	$9.80		$9.36		$10.82	$10.70	$10.75		$9.27		$9.86
Income/(loss) from investment operations:
Net investment income (2)	0.06		0.12		0.14	0.17	0.13		0.13		0.02
Net realized and unrealized gain/(loss) on investments	(0.40)		0.46		(0.88)	0.83	1.06		1.53		(0.55)
Total from investment operations	(0.34)		0.58		(0.74)	1.00	1.19		1.66		(0.53)
Less distributions from:
Net investment income	(0.42)		(0.14)		(0.72)	(0.88)	(1.24)		(0.18)		(0.04)
Net realized gains	—		—		—	—	—		—		(0.02)
Total distributions	(0.42)		(0.14)		(0.72)	(0.88)	(1.24)		(0.18)		(0.06)
Redemption fees collected (3)	0.00		0.00		0.00	0.00	0.00		0.00		0.00
Net asset value, end of period	$9.04		$9.80		$9.36	$10.82	$10.70		$10.75		$9.27
Total return (4)	(3.60	)% (5)	6.22	% (6)	(7.05)%	9.94%	11.20	% (5)	(18.07	)% (6)	(5.44	)% (6)
Net assets, at end of period (000s)	$460,449		$515,569		$379,132	$353,331	$344,564		$201,388		$162,008
Ratios including the expenses and income of AFES Fund Limited:
Ratio of gross expenses to average net assets (7)	1.72	% (8)	1.75%		1.74%	1.72%	1.74	% (8)	1.83%		2.20%
Ratio of net expenses to average net assets	1.69	% (8)	1.69%		1.69%	1.69%	1.69	% (8)	1.69%		2.13%
Ratio of net investment income to average net assets	1.27	% (8)	1.20%		1.41%	1.57%	1.51	% (8)	1.29%		(0.17)%
Portfolio Turnover Rate	56	% (5)	53%		77%	59%	68	% (5)	97%		82%

*	For the period October 1, 2014 through June 30, 2015.

(1)	Class I commenced operations on October 31, 2011.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year or period.

(3)	Represents less than $0.01 per share.

(4)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(5)	Not annualized.

(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(7)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(8)	Annualized for periods less than one full year.

(9)	Ratio of gross expenses to average net assets excluding the expenses and income of AFES Fund Limited (7)	1.72% (8)	1.75%	1.74%	1.72%	1.74% (8)	1.83%	2.04%

(10)	Ratio of net expenses to average net assets excluding the expenses and income of AFES Fund Limited	1.69% (8)	1.69%	1.69%	1.69%	1.69% (8)	1.69%	1.98%

(11)	Ratio of net investment income/(loss) to average net assets excluding the expenses and income of AFES Fund Limited	1.27% (8)	1.19%	1.40%	1.53%	1.50% (8)	1.29%	0.31%

See accompanying notes to consolidated financial statements.

Altegris Funds

CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year or Period

	Altegris Futures Evolution Strategy Fund Class N (1)
	Six Months Ended		Year Ended		Year Ended	Year Ended	Period Ended		Year Ended	Year Ended
	December 31, 2018		June 30,		June 30,	June 30,	June 30,		September 30,	September 30,
	(Unaudited)		2018		2017	2016	2015*		2014	2013

Net asset value, beginning of period	$9.82		$9.37		$10.84	$10.67	$10.72		$9.25	$9.84
Income/(loss) from investment operations:
Net investment income/(loss) (2)	0.05		0.09		0.12	0.14	0.11		0.10	(0.01)
Net realized and unrealized gain/(loss) on investments	(0.41)		0.48		(0.90)	0.83	1.06		1.52	(0.54)
Total from investment operations	(0.36)		0.57		(0.78)	0.97	1.17		1.62	(0.55)
Less distributions from:
Net investment income	(0.39)		(0.12)		(0.69)	(0.80)	(1.22)		(0.15)	(0.02)
Net realized gains	—		—		—	—	—		—	(0.02)
Total distributions	(0.39)		(0.12)		(0.69)	(0.80)	(1.22)		(0.15)	(0.04)
Redemption fees collected (3)	0.00		0.00		0.00	0.00	0.00		0.00	0.00
Net asset value, end of period	$9.07		$9.82		$9.37	$10.84	$10.67		$10.72	$9.25
Total return (4)	(3.77	)% (5)	6.07	% (6)	(7.35)%	9.71%	11.04	% (5)	(17.69)%	(5.58	)% (6)
Net assets, at end of period (000s)	$77,727		$90,121		$90,042	$97,811	$67,179		$43,434	$56,717
Ratios including the expenses and income of AFES Fund Limited:
Ratio of gross expenses to average net assets (7,9)	1.97	% (8)	2.00%		1.99%	1.97%	1.99	% (8)	2.08%	2.45%
Ratio of net expenses to average net assets (10)	1.94	% (8)	1.94%		1.94%	1.94%	1.94	% (8)	1.94%	2.38%
Ratio of net investment income to average net assets (11)	1.02	% (8)	0.95%		1.15%	1.33%	1.27	% (8)	(1.04)%	(0.08)%
Portfolio Turnover Rate	56	% (5)	53%		77%	59%	68	% (5)	97%	82%

*	For the period October 1, 2014 through June 30, 2015.

(1)	Class N commenced operations on October 31, 2011.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year or period.

(3)	Represents less than $0.01 per share.

(4)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(5)	Not annualized.

(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(7)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(8)	Annualized for periods less than one full year.

(9)	Ratio of gross expenses to average net assets excluding the expenses and income of AFES Fund Limited (7)	1.97% (8)	2.00%	1.99%	1.97%	1.99% (8)	2.08%	2.29%

(10)	Ratio of net expenses to average net assets excluding the expenses and income of AFES Fund Limited	1.94% (8)	1.94%	1.94%	1.94%	1.94% (8)	1.94%	2.23%

(11)	Ratio of net investment income/(loss) to average net assets excluding the expenses and income of AFES Fund Limited	1.02% (8)	0.93%	1.13%	1.29%	1.26% (8)	1.04%	0.06%

See accompanying notes to consolidated financial statements.

Altegris Funds

CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year or Period

	Altegris GSA Trend Strategy Fund Class A (1)
	Six Months Ended		Year Ended	Period Ended
	December 31, 2018		June 30,	June 30,
	(Unaudited)		2018	2017

Net asset value, beginning of period	$8.68		$8.93	$10.00
Income/(loss) from investment operations:
Net investment loss (2)	(0.04)		(0.20)	(0.11)
Net realized and unrealized loss on investments	0.21		(0.05)	(0.96)
Total from investment operations	0.17		(0.25)	(1.07)
Redemption fees collected (3)	0.00		0.00	0.00
Net asset value, end of period	$8.85		$8.68	$8.93
Total return (4)	1.96	% (5)	(2.80)%	(10.70	)% (5)
Net assets, at end of period	$9		$9	$9
Ratios including the expenses and income of AGSAT Fund Limited:
Ratio of gross expenses to average net assets (6,8)	2.64	% (7)	3.01%	1.85	% (7)
Ratio of net expenses to average net assets (9)	1.85	% (7)	3.01%	1.85	% (7)
Ratio of net investment loss to average net assets (10)	(0.96	)% (7)	(2.15)%	(1.85	)% (7)
Portfolio Turnover Rate	0	% (5)	0%	0	% (5)

(1)	Class A commenced operations on March 17, 2017.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year or period.

(3)	Represents less than $0.01 per share.

(4)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(5)	Not annualized.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(7)	Annualized for periods less than one full year.

(8)	Ratio of gross expenses to average net assets excluding the expenses and income of AGSAT Fund Limited (6)	2.64%	3.01%	1.85% (7)

(9)	Ratio of net expenses to average net assets excluding the expenses and income of AGSAT Fund Limited	1.85%	3.01%	1.85% (7)

(10)	Ratio of net investment loss to average net assets excluding the expenses and income of AGSAT Fund Limited	(0.96)%	(2.15)%	(1.85)% (7)

See accompanying notes to consolidated financial statements.

Altegris Funds

CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Altegris GSA Trend Strategy Fund Class I (1)
	Six Months Ended		Year Ended	Period Ended
	December 31, 2018		June 30,	June 30,
	(Unaudited)		2018	2017

Net asset value, beginning of period	$8.71		$8.93	$10.00
Income/(loss) from investment operations:
Net investment loss (2)	(0.02)		(0.10)	(0.03)
Net realized and unrealized loss on investments	0.21		(0.12)	(1.04)
Total from investment operations	0.19		(0.22)	(1.07)
Redemption fees collected (3)	0.00		0.00	0.00
Net asset value, end of period	$8.90		$8.71	$8.93
Total return (4)	2.18	% (5)	(2.46)%	(10.70	)% (5)
Net assets, at end of period (000s)	$2,331		$2,824	$8,981
Ratios including the expenses and income of AGSAT Fund Limited:
Ratio of gross expenses to average net assets (6,8)	2.39	% (7)	2.11%	2.34	% (7)
Ratio of net expenses to average net assets (9)	1.60	% (7)	1.60%	1.60	% (7)
Ratio of net investment loss to average net assets (10)	(0.45	)% (7)	(1.04)%	(1.23	) (7)
Portfolio Turnover Rate	0	% (5)	0%	0	% (5)

(1)	Class I shares commenced operations on March 17, 2017.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year or period.

(3)	Represents less than $0.01 per share.

(4)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(5)	Not annualized.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(7)	Annualized for periods less than one full year.

(8)	Ratio of gross expenses to average net assets excluding the expenses and income of AGSAT Fund Limited: (6)	2.39% (7)	2.11%	2.34% (7)

(9)	Ratio of net expenses to average net assets excluding the expenses and income of AGSAT Fund Limited:	1.60% (7)	1.60%	1.60% (7)

(10)	Ratio of net investment loss to average net assets excluding the expenses and income of AGSAT Fund Limited:	(0.45)% (7)	(1.04)%	(1.27)% (7)

See accompanying notes to consolidated financial statements.

Altegris Funds

CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Altegris GSA Trend Strategy Fund Class N (1)
	Six Months Ended		Year Ended	Period Ended
	December 31, 2018		June 30,	June 30,
	(Unaudited)		2018	2017

Net asset value, beginning of period	$8.67		$8.93	$10.00
Income/(loss) from investment operations:
Net investment loss (2)	(0.03)		(0.11)	(0.04)
Net realized and unrealized loss on investments	0.21		(0.15)	(1.03)
Total from investment operations	0.18		(0.26)	(1.07)
Redemption fees collected (3)	0.00		0.00	0.00
Net asset value, end of period	$8.85		$8.67	$8.93
Total return (4)	2.07	% (5,11)	(2.91)%	(10.70	)% (5)
Net assets, at end of period (000s)	$34,218		$37,846	$40,183
Ratios including the expenses and income of AGSAT Fund Limited:
Ratio of gross expenses to average net assets (6,8)	2.64	% (7)	2.39%	2.38	% (7)
Ratio of net expenses to average net assets (9)	1.85	% (7)	1.85%	1.85	% (7)
Ratio of net investment loss to average net assets (10)	(0.69	)% (7)	(1.19)%	(1.49	)% (7)
Portfolio Turnover Rate	0	% (5)	0%	0	% (5)

(1)	Class N shares commenced operations on March 17, 2017.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year or period.

(3)	Represents less than $0.01 per share.

(4)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(5)	Not annualized.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(7)	Annualized for periods less than one full year.

(8)	Ratio of gross expenses to average net assets excluding the expenses and income of AGSAT Fund Limited: (6)	2.64% (7)	2.39%	2.38% (7)

(9)	Ratio of net expenses to average net assets excluding the expenses and income of AGSAT Fund Limited:	1.85% (7)	1.85%	1.85% (7)

(10)	Ratio of net investment loss to average net assets excluding the expenses and income of AGSAT Fund Limited:	(0.69)% (7)	(1.19)%	(1.54)% (7)

(11)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions

See accompanying notes to consolidated financial statements.

Altegris Funds

CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Altegris Managed Futures Strategy Fund Class A *
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2018		June 30,	June 30,	June 30,	June 30,	June 30,
	(Unaudited)		2018	2017	2016	2015	2014

Net asset value, beginning of period	$8.08		$7.99	$9.56	$9.51	$8.91	$8.98
Income/(loss) from investment operations:
Net investment loss (1)	(0.01)		(0.08)	(0.12)	(0.16)	(0.17)	(0.16)
Net realized and unrealized gain/(loss) on investments	(0.06)		0.17	(0.80)	1.05	0.77	0.09
Total from investment operations	(0.07)		0.09	(0.92)	0.89	0.60	(0.07)
Less distributions from:
Net investment income	(0.15)		—	(0.65)	(0.84)	—	—
Total distributions	(0.15)		—	(0.65)	(0.84)	—	—
Redemption fees collected (2)	0.00		0.00	0.00	0.00	0.00	0.00
Net asset value, end of period	$7.86		$8.08	$7.99	$9.56	$9.51	$8.91
Total return (3)	(0.87	)% (9)	1.13%	8.96%	(9.91)%	(6.73)%	0.78%
Net assets, at end of period (000s)	$48,145		$54,558	$74,542	$105,874	$88,326	$116,598
Ratios including the expenses and income of AMFS Fund Limited:
Ratio of gross expenses to average net assets (4,5,6)	2.36	% (10)	2.17%	2.04%	1.98%	1.99%	2.01%
Ratio of net expenses to average net assets (5,7)	1.90	% (10)	1.90%	1.90%	1.90%	1.90%	1.90%
Ratio of net investment loss to average net assets (5,8)	(0.34	)% (10)	(0.91)%	(1.41)%	(1.68)%	(1.79)%	(1.79)%
Portfolio Turnover Rate	278	% (9)	479%	472%	231%	179%	346%

*	Class A commenced operations on August 26, 2010.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Represents less than $0.01 per share.

(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(5)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(6)	Ratio of gross expenses to average net assets excluding the expenses and income of AMFS Fund Limited: (4,5)	2.36% (10)	2.17%	2.04%	1.98%	1.99%	2.01%

(7)	Ratio of net expenses to average net assets excluding the expenses and income of AMFS Fund Limited: (5)	1.90% (10)	1.90%	1.90%	1.90%	(1.90)%	1.90%

(8)	Ratio of net investment loss to average net assets excluding the expenses and income of AMFS Fund Limited: (5)	(0.34)% (10)	(0.91)%	(1.46)%	(1.71)%	(1.79)%	(1.80)%

(9)	Not annualized.

(10)	Annualized for periods less than one full year.

See accompanying notes to consolidated financial statements.

Altegris Funds

CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Altegris Managed Futures Strategy Fund Class C *
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2018		June 30,	June 30,	June 30,	June 30,	June 30,
	(Unaudited)		2018	2017	2016	2015	2014

Net asset value, beginning of period	$7.73		$7.69	$9.23	$9.21	$8.70	$8.83
Income/(loss) from investment operations:
Net investment loss (1)	(0.04)		(0.13)	(0.19)	(0.22)	(0.23)	(0.22)
Net realized and unrealized gain/(loss) on investments	(0.06)		0.17	(0.77)	1.10	0.74	0.09
Total from investment operations	(0.10)		0.04	(0.96)	0.88	0.51	(0.13)
Less distributions from:
Net investment income	(0.08)		—	(0.58)	(0.86)	—	—
Total distributions	(0.08)		—	(0.58)	(0.86)	—	—
Redemption fees collected (2)	0.00		0.00	0.00	0.00	0.00	0.00
Net asset value, end of period	$7.55		$7.73	$7.69	$9.23	$9.21	$8.70
Total return (3)	(1.30	)% (9)	0.52%	(9.63)%	9.08%	5.86%	(1.47)%
Net assets, at end of period (000s)	$6,267		$7,704	$10,713	$20,483	$18,268	$18,457
Ratios including the expenses and income of AMFS Fund Limited:
Ratio of gross expenses to average net assets (4,5,6)	3.11	% (10)	2.91%	2.79%	2.73%	2.74%	2.76%
Ratio of net expenses to average net assets (5,7)	2.65	% (10)	2.65%	2.65%	2.65%	2.65%	2.65%
Ratio of net investment loss to average net assets (5,8)	(1.09	)% (10)	(1.66)%	(2.17)%	(2.43)%	(2.54)%	(2.54)%
Portfolio Turnover Rate	278	% (9)	479%	472%	231%	179%	346%

*	Class C commenced operations on February 1, 2011.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Represents less than $0.01 per share.

(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(5)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(6)	Ratio of gross expenses to average net assets excluding the expenses and income of AMFS Fund Limited: (4,5)	3.11% (10)	2.91%	2.79%	2.73%	2.74%	2.76%

(7)	Ratio of net expenses to average net assets excluding the expenses and income of AMFS Fund Limited: (5)	2.65% (10)	2.65%	2.65%	2.65%	2.65%	2.65%

(8)	Ratio of net investment loss to average net assets excluding the expenses and income of AMFS Fund Limited: (5)	(1.09)% (10)	(1.66)%	(2.23)%	(2.47)%	(2.54)%	(2.55)%
(9)	Not annualized.
(10)	Annualized for periods less than one full year.

See accompanying notes to consolidated financial statements.

Altegris Funds

CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Altegris Managed Futures Strategy Fund Class I *
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2018		June 30,	June 30,	June 30,	June 30,	June 30,
	(Unaudited)		2018	2017	2016	2015	2014

Net asset value, beginning of period	$8.21		$8.12	$9.68	$9.62	$8.99	$9.04
Income (loss) from investment operations:
Net investment loss (1)	(0.00	) (2)	(0.06)	(0.10)	(0.14)	(0.15)	(0.14)
Net realized and unrealized gain/(loss) on investments	(0.06)		0.15	(0.78)	0.97	0.78	0.09
Total from investment operations	(0.06)		0.09	(0.88)	0.83	0.63	(0.05)
Less distributions from:
Net investment income	(0.17)		—	(0.68)	(0.77)	—	—
Total distributions	(0.17)		—	(0.68)	(0.77)	—	—
Redemption fees collected (2)	0.00		0.00	0.00	0.00	0.00	0.00
Net asset value, end of period	$7.98		$8.21	$8.12	$9.68	$9.62	$8.99
Total return (3)	(0.82	)% (9)	1.11%	(8.72)%	10.19%	(7.01)%	0.55%
Net assets, at end of period (000s)	$29,358		$38,500	$98,384	$106,609	$110,681	$149,407
Ratios including the expenses and income of AMFS Fund Limited:
Ratio of gross expenses to average net assets (4,5,6)	2.11	% (10)	1.88%	1.79%	1.73%	1.74%	1.76%
Ratio of net expenses to average net assets (5,7)	1.65	% (10)	1.65%	1.65%	1.65%	1.65%	1.65%
Ratio of net investment loss to average net assets (5,8)	(0.10	)% (10)	(0.68)%	(1.15)%	(1.43)%	(1.54)%	(1.54)%
Portfolio Turnover Rate	278	% (9)	479%	472%	231%	179%	346%

*	Class I commenced operations on August 26, 2010.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Represents less than $0.01 per share.

(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(5)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(6)	Ratio of gross expenses to average net assets excluding the expenses and income of AMFS Fund Limited: (4,5)	2.11% (10)	1.88%	1.79%	1.73%	1.74%	1.76%

(7)	Ratio of net expenses to average net assets excluding the expenses and income of AMFS Fund Limited: (5)	1.65% (10)	1.65%	1.65%	1.65%	1.65%	1.65%

(8)	Ratio of net investment loss to average net assets excluding the expenses and income of AMFS Fund Limited: (5)	(0.10)% (10)	(0.68)%	(1.21)%	(1.46)%	(1.54)%	(1.55)%

(9)	Not annualized.

(10)	Annualized for periods less than one full year.

See accompanying notes to consolidated financial statements.

Altegris Funds

CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Altegris Managed Futures Strategy Fund Class O *
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2018		June 30,	June 30,	June 30,	June 30,	June 30,
	(Unaudited)		2018	2017	2016	2015	2014

Net asset value, beginning of period	$8.08		$7.99	$9.55	$9.51	$8.91	$8.98
Income/(loss) from investment operations:
Net investment loss (1)	(0.02)		(0.08)	(0.13)	(0.16)	(0.17)	(0.16)
Net realized and unrealized gain/(loss) on investments	(0.05)		0.17	(0.79)	1.05	0.77	0.09
Total from investment operations	(0.07)		0.09	(0.92)	0.89	0.60	(0.07)
Less distributions from:
Net investment income	(0.15)		—	(0.65)	(0.85)	—	—
Total distributions	(0.15)		—	(0.65)	(0.85)	—	—
Redemption fees collected	0.00	(2)	0.00	0.01 (2)	0.00 (2)	0.00 (2)	0.00 (2)
Net asset value, end of period	$7.86		$8.08	$7.99	$9.55	$9.51	$8.91
Total return (3)	(0.87	)% (9)	1.13%	(8.95)%	9.91%	(6.73)%	(0.78)%
Net assets, at end of period (000s)	$598		$1,031	$1,100	$1,696	$2,009	$893
Ratios including the expenses and income of AMFS Fund Limited:
Ratio of gross expenses to average net assets (4,5,6)	2.35	% (10)	2.17%	2.04%	1.97%	1.97%	2.01%
Ratio of net expenses to average net assets (5,7)	1.90	% (10)	1.90%	1.90%	1.90%	1.90%	1.90%
Ratio of net investment loss to average net assets (5,8)	(0.37	)% (10)	(0.90)%	(1.41)%	(1.68)%	(1.80)%	(1.79)%
Portfolio Turnover Rate	278	% (9)	479%	472%	231%	179%	346%

*	Class N commenced operations on March 13, 2013.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Represents less than $0.01 per share.

(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(5)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(6)	Ratio of gross expenses to average net assets excluding the expenses and income of AMFS Fund Limited: (4,5)	2.35%	2.17%	2.04%	1.97%	1.97%	2.01%

(7)	Ratio of net expenses to average net assets excluding the expenses and income of AMFS Fund Limited: (5)	1.89%	1.90%	1.90%	1.90%	1.90%	1.90%

(8)	Ratio of net investment loss to average net assets excluding the expenses and income of AMFS Fund Limited: (5)	(0.37)%	(0.90)%	(1.47)%	(1.72)%	(1.80)%	(1.80)%

(9)	Not annualized.

(10)	Annualized for periods less than one full year.

See accompanying notes to consolidated financial statements.

Altegris Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)
December 31, 2018

1.	ORGANIZATION AND CONSOLIDATION OF SUBSIDIARY

The Altegris Futures Evolution Strategy Fund, Altegris GSA Trend Strategy Fund, and Altegris Managed Futures Strategy Fund (each a “Fund” and collectively the “Funds”) are each a series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Fund’s commencement date, diversification status and investment objectives are as follows:

	Commencement Date	Diversification Status	Investment Objective
Altegris Futures Evolution Strategy Fund	October 31, 2011	Diversified	Long term capital appreciation
Altegris GSA Trend Strategy Fund	March 17, 2017	Non-Diversified	Long term capital appreciation through utilization of an absolute return strategy
Altegris Managed Futures Strategy Fund	August 26, 2010	Diversified	Achieve positive absolute returns in rising and falling equity markets and do so with less volatility than major equity market indices

The Altegris Futures Evolution Strategy Fund (the “Futures Evolution Strategy Fund”) offers Class A, Class C, Class I, and Class N shares. The Altegris GSA Trend Strategy Fund (the “GSA Trend Strategy Fund”) offers Class A, Class I, and Class N shares. The Altegris Managed Futures Strategy Fund (the “Managed Futures Strategy Fund”) offers Class A, Class C, Class I, and Class O shares. Class A shares are offered at net asset value (“NAV”) plus a maximum sales charge of 5.75%. Investors that purchase $1,000,000 or more of a Fund’s Class A shares will not pay any initial sales charge on the purchase. However, purchases of $1,000,000 or more of Class A shares may be subject to a contingent deferred sales charge (“CDSC”) on shares redeemed during the first 18 months after their purchase of up to 1.00% (the amount of the commissions paid on the shares redeemed). Class C, Class N, and Class O shares of the Funds are offered at their NAV without an initial sales charge. Purchases of $1,000,000 of more of Class C shares are subject to a CDSC of up to 1.00% on shares redeemed within 12 months of purchase. If you redeem Class C shares within one year after purchase, you will be charged a CDSC of up to 1.00%. The charge will apply to the lesser of the original cost of the Class C shares being redeemed or the proceeds of your redemption and will be calculated without regard to any redemption fee. When you redeem Class C shares, the redemption order is processed so that the lowest CDSC is charged. Class I shares of the Funds are sold at NAV without an initial sales charge and are not subject to 12b-1 distribution fees, but have a higher minimum initial investment than Class A and Class C shares. All classes are subject to a 1.00% redemption fee on redemptions made with 30 days of the original purchase. Each share class of each Fund represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their consolidated financial statements. The policies are in conformity with the generally accepted accounting principles in the United States of America (“GAAP”). The Funds operate as investment companies and accordingly follow the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies including FASB Accounting Standard Update ASU 2013-08. The preparation of the consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the

Altegris Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2018

consolidated financial statements and the reported amounts of income and expenses for the year ended. Actual results could differ from those estimates.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Futures shall be valued at the final settlement price (typically at 4:00 P.M. Eastern Time) on the valuation date. Forward foreign exchange contracts are valued by reference to the forward foreign exchange rate corresponding to the remaining life of the contract. Options are valued based on the daily price reported from the counterparty or pricing agent. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations with remaining maturities in excess of sixty days are valued at current market prices by an independent pricing service approved by the Board. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor or sub-advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its NAV. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Funds’ holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Altegris Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2018

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2018 for each Fund’s assets and liabilities measured at fair value:

ALTEGRIS FUTURES EVOLUTION STRATEGY FUND

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$102,815	$—	$—	$102,815
Bonds and Notes	—	441,566,201	—	441,566,201
Short-Term Investments	—	698,834	—	698,834
Purchased Options	—	126,583,090	—	126,583,090
Total	$102,815	$568,848,125	$—	$568,950,940

ALTEGRIS GSA TREND STRATEGY FUND

Assets	Level 1	Level 2	Level 3	Total
Investments *
U.S. Treasury Bills	$—	$22,470,404	$—	22,470,404
Derivatives
Futures Contracts	1,725,572	—	—	1,725,572
Currency Contracts	—	178,321	—	178,321
Total:	$1,725,572	$22,648,725	$—	$24,374,297

Liabilities
Derivatives
Futures Contracts	$734,675	$—	$—	$734,675
Currency Contracts	—	217,036	—	217,036
Derivative Total	$734,675	$217,036	$—	$951,711

Altegris Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2018

ALTEGRIS MANAGED FUTURES STRATEGY FUND

Assets *	Level 1	Level 2	Level 3	Total
Investments
U.S. Treasury Bills	$—	$42,978,464	$—	$42,978,464
Derivatives
Futures Contracts	2,383,711	—	—	2,383,711
Currency Contracts	—	1,613,682	—	1,613,682
Total:	$2,383,711	$44,592,146	$—	$46,975,857
Liabilities *	Level 1	Level 2	Level 3	Total
Derivatives
Futures	$1,428,672	$—	$—	$1,428,672
Currency Contracts	—	1,294,998	—	1,294,998
Total:	$1,428,672	$1,294,998	$—	$2,723,670

*	Refer to the Consolidated Portfolios of Investments for security classification.

The Funds did not hold any Level 3 securities as of December 31, 2018.

Consolidation of Subsidiaries – The consolidated financial statements of Altegris GSA Trend Strategy Fund with AGSAT Fund Limited (“AGSAT”) and Altegris Managed Futures Strategy Fund with AMFS Fund Limited (“AMFS”) include the accounts of AGSAT and AMFS (collectively the “CFCs”) as wholly-owned and controlled foreign corporation subsidiaries, in which each Fund may invest up to 25% of its total assets.

Altegris Advisors, L.L.C. (the “Advisor”) fair values Altegris Futures Evolution Strategy Funds Options Purchased investments daily based on the Commodity Trading Advisors (“CTAs”) position information on a next-trading day basis. The Advisor applies current day pricing to the CTAs’ positions calculating an estimated profit and loss which is then used to determine a daily fair value NAV for each CTA. The Advisor receives a daily CTA estimated profit and loss figure from each CTA which is compared to the Advisors estimated profit and loss. If the difference of these estimates exceeds the Advisor’s threshold, additional procedures are conducted by the Advisor which may include, but are not limited to, reviewing current prices and speaking with the CTA. The Advisor then makes a final determination on the fair value NAV for each CTA, using either the Advisor’s estimate or the CTA’s estimate. The Advisor’s fair value NAV is back reviewed daily and reviewed by the Fund’s fair valuation committee on a regular basis. For financial reporting purposes, as of December 31, 2018, the NAV is calculated using the current market values of the Fund’s total consolidated assets as of the close of the regular trading session of the exchange or the close price, normally at 4 P.M. Eastern Time on each day the NYSE is open for business.

A summary of each Fund’s investment in the CFCs is as follows:

	Inception Date of	AGSAT Net Assets at	% of Fund Net Assets at
	AGSAT	December 31, 2018	December 31, 2018
AGSAT	3/17/2017	$ 3,670,941	10.0%

	Inception Date of	AMFS Net Assets at	% of Fund Net Assets at
	AMFS	December 31, 2018	December 31, 2018
AMFS	09/11/10	$ 4,959,495	5.9%

Security Transactions and Related Income – Security transactions are accounted for on a trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The Funds

Altegris Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2018

may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity in an ETF could result in it being more volatile than the underlying securities. Additionally, ETFs have fees and expenses that increase their costs versus the costs of owning the underlying securities directly.

Foreign Currency Translations – All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.

Each Fund’s investments in foreign securities are subject to foreign currency fluctuations, higher volatility than U.S. securities and varying degrees of regulation and limited liquidity. Greater political, economic, credit and information risks are also associated with investments in foreign securities.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and paid monthly for the Altegris Futures Evolution Strategy Fund, and annually for the Altegris GSA Trend Strategy Fund and the Altegris Managed Futures Strategy Fund. Distributable net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on the ex-dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes – It is each Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

Each Fund recognizes tax benefits only for tax positions where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed each Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken on returns filed for all open tax years (2016-2018) or expected to be taken in each Fund’s 2019 tax return. Each Fund identifies its major tax jurisdictions as U.S. federal and foreign jurisdictions where the Fund makes significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

For tax purposes, AGSAT, and AMFS are exempted Cayman investment companies. AGSAT, and AMFS have received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, AGSAT, and AMFS are CFCs and as such are not subject to U.S. income tax.

Expenses – Expenses of the Trust that are directly identifiable to a fund are charged to that fund. Expenses, which are not readily identifiable to a particular fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Futures Contracts – The Funds are each subject to equity price risk in the normal course of pursuing their investment objectives. Each Fund may sell futures contracts to hedge against market risk and to reduce return volatility. A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., units of a stock index) for a specified price, date, time and place designated at the time the contract is made.

Altegris Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2018

Brokerage fees are incurred when a futures contract is bought or sold and initial and variation margin deposits must be maintained. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position. The Funds may also buy or sell hedge instruments based on one or more market indices in an attempt to maintain a fund’s volatility at a targeted level. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If a Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Each Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. These amounts are disclosed on the Statements of Assets and Liabilities as Deposits with Brokers. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Forward Foreign Currency Contracts – A Fund may enter into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks. A forward involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. The market value of the contract fluctuates with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. As foreign securities are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses from contract transactions are included as a component of net realized gains/(losses) from forward foreign currency contracts in the statements of operations.

Option Transactions – When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities. The Fund invests in options which are not traded on an exchange. In doing so, it is assuming a credit risk with regard to the party with which it trades and also bears the risk of settlement default. These risks may differ materially from risks associated with transactions effected on an exchange, which generally are backed by clearing organization guarantees, daily mark-to-market and settlement, segregation and minimum capital requirements applicable to intermediaries. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease. In addition, to the extent the Fund deals with a limited number of counterparties, it will be more susceptible to the credit risks associated with those counterparties. The Fund is neither restricted from dealing with any particular counterparty nor from concentrating any or all of its transactions with one counterparty. The ability of the Fund to transact business with any one or number of counterparties and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund. The Fund holds fully funded options with Nomura Securities (Bermuda), Ltd. The options provide exposure to the daily returns of a reference asset on a 1 to 1 basis. According to the terms of the option, the Adviser may increase or decrease this exposure on a daily basis. The Fund pays an upfront premium of 1.10% per annum, which is charged based on the contract year, which is accrued daily over the contract period. The option contracts were initially entered into as of August 16, 2017, and have a two year valuation period, which may be extended or reduced to zero at any time. Based on the terms of the call option agreement, the Fund amortizes the option premiums on a straight-line basis for a one-year period with the unamortized balance due from the counterparty as a rebate in the case of an early exercise subject to an early exercise fee. For the six months ended December 31, 2018, $857,428 of option premiums was amortized.

Altegris Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2018

As of December 31, 2018, the fair value on the option contracts was $126,593,093. For the six months ended December 31, 2018, the Fund had realized gain/loss of $8,329,942 from options purchased contracts as disclosed on the Statement of Operations. The fair value on option contracts is disclosed on the portfolio of investments. As of December 31, 2018, the net change in unrealized depreciation on option purchased contracts was $5,206,086.

3.	INVESTMENT TRANSACTIONS AND ASSOCIATED RISKS

For the six months ended December 31, 2018, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to the following:

	Purchases	Sales
Altegris Futures Evolution Strategy Fund	$149,574,516	$239,060,709
Altegris GSA Trend Strategy Fund	—	—
Altegris Managed Futures Strategy Fund	12,058,459	26,867,840

During the normal course of business, the Funds purchase and sell various financial instruments, which may result in market, credit and liquidity risks, the amount of which is not apparent from the financial statements.

Market Risk: The risk that changes in interest rates, foreign exchange rates or equity prices will affect the positions held by the Funds. The Funds are exposed to market risk on financial instruments that are valued at market prices as disclosed in the schedule of investments. The prices of derivative instruments, including options, forwards and futures prices, can be highly volatile. Price movements of derivative contracts in which a Fund’s assets may be invested are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. The Funds are exposed to market risk on derivative contracts in that a Fund may not be able to readily dispose of its holdings when it chooses and also that the price obtained on disposal is below that at which the investment is included in each Fund’s financial statements. All financial instruments are recognized at fair value, and all changes in market conditions directly affect net income. Each Fund’s investments in derivative instruments are exposed to market risk and are disclosed in the schedule of investments.

Counterparty Risk: The Altegris Futures Evolution Strategy Fund invests in derivative instruments issued for the Funds by Nomura Securities (“Nomura”), a Nomura product or other counterparty’s products, as applicable (the “Product”). If Nomura or a counterparty becomes insolvent, it may not be able to make any payments under the Product and investors may lose their capital invested in the Product. A decline in Nomura’s or any counterparty’s financial standing is likely to reduce the market value of the Product and therefore the price an investor may receive for the Product if they sell it in the market.

Liquidity Risk: The risk that a Fund will encounter difficulty in raising funds to meet commitments. Liquidity risk may result in an inability to sell investments quickly at close to fair value. Each Fund’s financial instruments include investments in securities which are not traded on organized public exchanges and which generally may be illiquid. As a result, the Funds may not be able to quickly liquidate their investments in these instruments at an amount close to its fair value in order to meet its liquidity requirements. The Funds do not anticipate any material losses as a result of liquidity risk.

Currency Risk: The Funds invest in financial instruments and enter into transactions that are denominated in currencies other than their functional currency. Consequently, each Fund is exposed to risks that the exchange rate of its currency relative to other foreign currencies may change in a manner that has an adverse effect on the fair value or future cash flows of that portion of each Fund’s assets or liabilities denominated in currencies other than the USD. Each Fund’s currency risk is managed on an ongoing basis by the various CTAs in accordance with policies and procedures in place and may consider hedging significant foreign currency exposure should the need arise.

Altegris Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2018

Impact of Derivatives on the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations

The following is a summary of the location of derivative investments on each Fund’s Consolidated Statement of Assets and Liabilities as of December 31, 2018:

Location on the Statement of Assets and Liabilities
Derivative Investment Type	Asset Derivatives
Futures Contracts	Unrealized appreciation on futures contracts
Forward Foreign Currency Exchange Contracts	Unrealized appreciation on forward foreign currency exchange contracts

Derivative Investment Type	Liability Derivatives
Futures Contracts	Unrealized depreciation on futures contracts
Forward Foreign Currency Exchange Contracts	Unrealized depreciation on forward foreign currency exchange contracts

The following table sets forth the fair value of each Fund’s derivative contracts by primary risk exposure as of December 31, 2018:

Altegris GSA Trend Strategy Fund
	Equity Risk	Interest Rate Risk	Currency Risk	Commodity Risk	Total
Forward Foreign
Exchange Contracts	$—	$—	$(38,715)	$—	$(38,715)
Futures Contracts	116,814	313,769	34,885	525,429	990,897
	$116,814	$313,769	$(3,830)	$525,429	$952,182

Altegris Managed Futures Strategy Fund
	Equity Risk	Interest Rate Risk	Currency Risk	Commodity Risk	Total
Futures Contracts	$38,496	$159,286	$26,897	$730,360	$955,039
Forward Foreign
Exchange Contracts	—	—	318,694	—	318,694
	$38,496	$159,286	$345,591	$730,360	$1,273,733

The following is a summary of the location of derivative investments on each Fund’s Consolidated Statement of Operations for the six months ended December 31, 2018:

Derivative Investment Type	Location of Gain (Loss) on Derivative
Options	Net realized gain/(loss) on purchased options
Net change unrealized appreciation/(depreciation) on purchased options
Futures Contracts	Net realized gain/(loss) from future contracts
Net change unrealized appreciation/(depreciation) on future contracts
Foreign Exchange Contracts	Net realized gain/(loss) on forward exchange contracts
Net change unrealized appreciation/(depreciation) on Forward currency contracts

The effect of Derivative Instruments on the Consolidated Statement of Operations for the six months ended December 31, 2018:

				Change in
				Unrealized
			Realized Loss	Depreciation
Risk Type	Derivative	Location of Gain/Loss Derivatives	Derivatives	on Derivatives
Altegris Futures Evolution Strategy Fund
Equity Risk	Options purchased	Net realized loss on options purchased	$(8,329,942)
Equity Risk		Net change in unrealized depreciation on options purchased		$(5,206,086)
Total			$(8,329,942)	$(5,206,086)

Altegris Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2018

				Change in
			Realized	Unrealized
		Location of Gain/(Loss) On	Gain/(Loss)	Appreciation
Risk Type	Derivative	Derivatives	Derivatives	on Derivatives
Altegris GSA Trend Strategy Fund
Commodity Risk	Futures	Net realized gain on futures contracts	$685,289
Currency Risk		Net realized gain on futures contracts	$522,028
Equity Risk		Net realized loss on futures contracts	$(400,455)
Interest Rate Risk		Net realized loss on futures contracts	$(258,169)
Currency Risk	Forward Contracts	Net realized gain on forward currency contracts	$261,861
Commodity Risk	Futures	Net change in unrealized appreciation/(depreciation) on futures contracts		$(292,295)
Currency Risk		Net change in unrealized appreciation/(depreciation) on futures contracts		$(111,297)
Equity Risk		Net change in unrealized appreciation/(depreciation) on futures contracts		$404,620
Interest Rate Risk		Net change in unrealized appreciation/(depreciation) on futures contracts		$(22,165)

Currency Risk	Forward Contracts	Net change in unrealized appreciation/(depreciation) on forward currency contracts		$123,678
Total			$810,554	$102,541

Altegris Managed Futures Strategy Fund
Currency Risk	Forward Contract	Net realized loss on forward currency contracts	$(908,497)
Commodity Risk	Futures	Net realized gain on futures contracts	$1,349,411
Currency Risk		Net realized loss on futures contracts	$(782,827)
Equity Risk		Net realized loss on futures contracts	$(1,016,785)
Interest Risk		Net realized gain on futures contracts	$759,463
Equity Risk		Net change in unrealized appreciation on swaps		$—
Currency Risk	Forward Contract	Net change in unrealized appreciation/(depreciation) on forward foreign exchange contracts		$383,788
Commodity Risk	Futures	Net change in unrealized appreciation/(depreciation) on futures contracts		$(257,095)

Currency Risk		Net change in unrealized appreciation/(depreciation) on futures contracts		$(44,539)
Equity Risk		Net change in unrealized appreciation/(depreciation) on futures contracts		$589,601
Interest Risk		Net change in unrealized appreciation/(depreciation) on futures contracts		$(386,894)
Total			$(599,235)	$284,861

The notional value of the derivative instruments outstanding as of December 31, 2018 as disclosed in the Consolidated Portfolios of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Consolidated Statements of Operations serve as indicators of the volume of derivative activity for a Fund.

Offsetting of Financial Assets and Derivative Assets

The Funds are required to disclose the impact of offsetting assets and liabilities represented in the statement of assets and liabilities to enable users of the financial statements to evaluate the effect or potential effect of netting arrangements on its financial position for recognized assets and liabilities. These recognized assets and liabilities are financial instruments and derivative instruments that are either subject to an enforceable master netting arrangement or similar agreement or meet the following right of setoff criteria: the amounts owed by the Funds to another party are determinable, the Funds have the right to set off the amounts owed with the amounts owed by the other party, the Funds intend to set off, and the Funds’ right of setoff is enforceable by law.

As of December 31, 2018, the Funds hold financial instruments and derivative instruments that are eligible for offset in the statement of assets and liabilities and are subject to a master netting arrangement. The master netting arrangement allows the counterparty or the Funds to net any collateral held on behalf of the Funds or the counterparty or liabilities or payment obligations of the counterparty or the Funds against any liabilities or payment obligations of the Funds or the counterparty to each other. The Funds have not elected to offset assets and liabilities in the statement of assets and liabilities.

Altegris Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2018

The following tables provide disclosure regarding the potential effect of offsetting of recognized assets and liabilities presented in the statements of assets and liabilities had the Funds elected to offset:

Altegris GSA Trend Strategy Fund
Assets
				Gross Amounts Not
				Offset in the
				Consolidated
				Statement of Assets
				& Liabilities
		Gross Amounts
		Offset in the	Net Amounts of Assetss
	Gross Amounts	Consoldiated	Presented in the
	of Recognized	Statement of Assets	Consolidated Statement	Financial
Description	Assets	& Liabilities	of Assets & Liabilities	Instruments	Net Amount
Forward Contracts	$178,321	$—	$178,321	$(178,321)	$—
Futures Contracts	1,725,572	—	1,725,572	(1,725,572)	$—
Total	$1,903,893	$—	$1,903,893	$(1,903,893)	$—

LiabilIties
				Gross Amounts Not
				Offset in the
				Consolidated
				Statemnet of Assets
				& Liabilities
		Gross Amounts	Net Amounts of
		Offset in the	Liabilities Presented in
	Gross Amounts	Consoldiated	the Consolidated
	of Recognized	Statement of Assets	Statement of Assets &	Financial
Description	Liabilities	& Liabilities	Liabilities	Instruments	Net Amount
Forward Contracts	$217,036	$—	$217,036	$(178,321)	$38,715
Futures Contracts	734,675	—	734,675	(1,725,572)	$(990,897)
Total	$951,711	$—	$951,711	$(1,903,893)	$(952,182)

Altegris Managed Futures Strategy Fund
Assets
				Gross Amounts Not Offset
				in the Consolidated
				Statement of Assets &
				Liabilities
		Gross Amounts	Net Amounts of
		Offset in the	Liabilities Presented in
	Gross Amounts	Consoldiated	the Consolidated
	of Recognized	Statement of Assets	Statement of Assets &
Description	Liabilities	& Liabilities	Liabilities	Financial Instruments	Net Amount
Forward Contracts	$1,866,347	$—	$1,866,347	$(1,866,347)	$—
Futures Contracts	2,383,711	—	2,383,711	(2,383,711)	$—
Total	$4,250,058	$—	$4,250,058	$(4,250,058)	$—

LiabilIties
				Gross Amounts Not Offset
				in the Consolidated
				Statemnet of Assets &
				Liabilities
		Gross Amounts	Net Amounts of
		Offset in the	Liabilities Presented in
	Gross Amounts	Consoldiated	the Consolidated
	of Recognized	Statement of Assets	Statement of Assets &
Description	Liabilities	& Liabilities	Liabilities	Financial Instruments	Net Amount
Forward Contracts	$1,547,653	$—	$1,547,653	$(1,866,347)	$(318,694)
Futures Contracts	1,428,672	—	1,428,672	(2,383,711)	$(955,039)
Total	$2,976,325	$—	$2,976,325	$(4,250,058)	$(1,273,733)

Altegris Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2018

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Altegris Advisors, L.L.C., serves as the Funds’ investment advisor. The Advisor delegates managements of the Altegris Futures Evolution Strategy Fund’s Fixed Income strategy portfolio to DoubleLine Capital, L.P. who serves as the Fund’s sub-advisor. The Advisor delegates managements of the Altegris GSA Trend Strategy Fund’s portfolio to GSA Capital Partners LLP who serves as the Fund’s sub-advisor. The Advisor delegates management of the Altegris Managed Futures Strategy Fund to Crabel Capital Management, LLC, Centurion Investment Management, LLC, GSA Capital Partners LLP, Millburn Ridgefield Corporation, Phase Capital LP, QMS Capital Management LP and Three Rock Capital Management Limited who serve as the sub-advisors.

Pursuant to an advisory agreement with the Trust, on behalf of the Funds, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Altegris Futures Evolution Strategy Fund and the Altegris Managed Futures Strategy Fund pay the Advisor a fee computed and accrued daily and paid monthly, based on each respective Fund’s average daily net assets computed at the following annual rates: 1.50% on the first $1 billion, 1.40% on net assets greater than $1 billion and less than or equal to $1.5 billion, 1.30% on net assets greater than $1.5 billion and less than or equal to $2 billion, 1.20% on net assets greater than $2 billion and less than or equal to $2.5 billion, 1.10% on net assets greater than $2.5 billion and less than or equal to $3 billion and 1.00% on net assets greater than $3 billion. The Altegris GSA Trend Strategy Fund pays the Advisor a fee computed and accrued daily and paid monthly, based on the Fund’s average daily net asset at an annual rate of 1.35% on the first $400 Million and 1.20% on assets over $400 Million. Pursuant to a sub-advisory agreement between the Advisor and each sub-advisor, the sub-advisors are entitled to receive, on a monthly basis, an annual sub-advisory fee on the fixed income portion of each Fund’s average daily net assets. The sub-advisors are paid by the Advisor not by the Funds. During the six months ended December 31, 2018, the Advisor earned the following in advisory fees:

ADVISORY FEES
Altegris Futures Evolution Strategy Fund	$5,004,748
Altegris GSA Trend Strategy Fund	268,748
Altegris Managed Futures Strategy Fund	730,127

Pursuant to a written agreement (the “Waiver Agreement”) the Advisor has contractually agreed to reduce its fees and to reimburse expenses, at least until October 31, 2019, to ensure that total annual Fund operating expenses (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); borrowing costs (such as interest and dividend expense on securities sold short); taxes; expenses incurred in connection with any merger or reorganization; and extraordinary expenses such as litigation expenses) will not exceed the amounts below (the “Expense Limitation”). The Board may terminate this expense reimbursement arrangement at any time upon 60 days’ notice to the Advisor.

	Class A	Class C	Class I	Class N	Class O
Altegris Futures Evolution Strategy Fund	1.94%	2.69%	1.69%	1.94%	NA
Altegris GSA Trend Strategy Fund	1.85%	NA	1.60%	1.85%	NA
Altegris Managed Futures Strategy Fund	1.90%	2.65%	1.65%	NA	1.90%

Altegris Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2018

During the six months ended December 31, 2018, the Advisor waived the following amounts pursuant to the Waiver Agreement:

WAIVED FEES
Altegris Futures Evolution Strategy Fund	$115,021
Altegris GSA Trend Strategy Fund	157,438
Altegris Managed Futures Strategy Fund	224,511

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and a Fund’s operating expenses are subsequently lower than its respective Expense Limitation, the Advisor shall be entitled to reimbursement by the Fund provided that such reimbursement does not cause the Fund’s operating expense to exceed the respective Expense Limitation. If a Fund’s operating expenses subsequently exceed the respective expense limitation, the reimbursement for the Fund shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). Cumulative expenses previously waived or reimbursed subject to the aforementioned conditions will expire as presented in the table below:

ALTEGRIS FUTURES		ALTEGRIS GSA TREND		ALTEGRIS MANAGED
EVOLUTION STRATEGY FUND		STRATEGY FUND		FUTURES STRATEGY FUND
Jun-19	$143,860	Jun-20	$81,339	Jun-19	$174,316
Jun-20	305,925	Jun-21	269,806	Jun-20	287,366
Jun-21	369,004		$351,145	Jun-21	365,961
	$818,789				$827,643

On September 30, 2017, $386,313 of previously waived fees pursuant to the Waiver Agreement expired without recoupment by the Advisor for the Altegris Futures Evolution Strategy Fund. On June 30, 2017, $571,492 of previously waived fees pursuant to the Waiver Agreement expired without recoupment by the Advisor for the Altegris Managed Futures Strategy Fund. On June 30, 2018, $158,179 and $230,827 of previously waived fees expired without recoupment by the Advisor for the Altegris Futures Evolution Strategy Fund and the Altegris Managed Futures Strategy Fund, respectively.

The Trust, on behalf of the Funds, has adopted the Trust’s Master Distribution and Shareholder Servicing Plans for Class A, Class C, Class N, and Class O shares (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act. The Plans provide that a monthly service and/or distribution fee is calculated by the Funds at an annual rate of 0.25%, 1.00%, 0.25%, and 0.25% of the average daily net assets attributable to Class A, Class C, Class N, and Class O shares, respectively. These fees are paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing distribution-related activities and/or maintenance of the Funds’ shareholder accounts, not otherwise required to be provided by the Advisor. During the six months ended December 31, 2018, pursuant to the Plans, the Funds incurred the following:

	12b-1 Fees
	Altegris Futures	Altegris GSA	Altegris Managed
	Evolution Strategy	Trend Strategy	Futures Strategy
	Fund	Fund	Fund
Class A	$45,326	$—	$65,522
Class C	103,943	N/A	35,959
Class N	107,660	46,335	N/A
Class O	N/A	N/A	979

Altegris Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2018

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ Class A and Class C shares. During the six months ended December 31, 2018, the Distributor received underwriting commissions for sales of Class A and Class C shares, respectively. The amounts of underwriting commissions received from the Funds and retained by the Distributor are as follows:

	Received		Retained
	Class A	Class C	Class A	Class C
Altegris Futures Evolution Strategy Fund	$17,740	$11,517	$2,162	$1,178
Altegris GSA Trend Strategy Fund	—	N/A	—	N/A
Altegris Managed Futures Strategy Fund	579	1,525	79	—

The administration of FEL is performed by Maples Fund Services (Cayman) Limited (the “Administrator”). Pursuant to the terms of the Administration Agreement with FEL, the Administrator receives a recurring fee accrued on a twice a week basis as a percentage of the net asset value of FEL prior to subscriptions issued, and before any management fees accrued.

The Funds are part of a series of Altegris Mutual Funds (“Family”) comprised of the Funds, Altegris AACA Opportunistic Real Estate Fund, and Altegris/AACA Real Estate Income Fund. The Family shares the minimum annual fees based on a percentage of the average net assets of each fund.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”): GFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities. GFS provides a Principal Executive Officer and a Principal Financial Officer to the Trust.

Northern Lights Compliance Services, LLC (“NLCS”): NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”): Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

5.	REDEMPTION FEES

The Funds may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 30 days. The redemption fee is paid directly to the respective Fund in which the short-term redemption fee occurs. For the six months ended December 31, 2018, redemption fees for the Funds were as follows:

	Altegris Futures	Altegris GSA	Altegris Managed
	Evolution Strategy	Trend Strategy	Futures Strategy
	Fund	Fund	Fund
Class A	$—	$—	$24
Class C	—	N/A	—
Class I	5,996	—	5
Class N	1,200	—	N/A
Class O	N/A	N/A	—

Altegris Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2018

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

				Net Unrealized
		Gross Unrealized	Gross Unrealized	Appreciation/
	Tax Cost	Appreciation	Depreciation	Depreciation
Futures Evolution Strategy	$584,185,459	$7,527,222	$(22,761,741)	$(15,234,519)
GSA Trend Strategy	22,469,094	1,905,203	(951,711)	953,492
Managed Futures Strategy	42,975,857	4,252,665	(2,976,325)	1,276,340

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions paid for the following years was as follows:

For the period ended June 30, 2018
	Ordinary	Long-Term	Return of
Fund	Income	Capital Gains	Capital	Total
Futures Evolution Fund	$8,505,301	$—	$—	$8,505,301
GSA Trend Strategy Fund	—	—	—	—
Managed Futures Strategy Fund	—	—	—	—

As of June 30, 2018, the components of accumulated earnings/(deficit) on a tax basis was as follows:

	Undistributed	Undistributed	Capital Loss	Other	Post October Loss	Unrealized	Total
	Ordinary	Long-Term	Carry	Book/Tax	and	Appreciation/	Accumulated
Fund	Income	Capital Gains	Forwards	Differences	Late Year Loss	(Depreciation)	Earnings/(Deficits)
Futures Evolution Fund	$22,179,056	$—	$(12,112,298)	$13,907,747	$(3,155,825)	$(18,763,522)	$2,055,158
GSA Trend Strategy Fund	—	—	—	(1,913,385)	(1,728,175)	(232,623)	(3,874,183)
Managed Futures Strategy Fund	—	—	—	(1,120,420)	(1,911,464)	(614,434)	(3,646,318)

The difference between book basis and tax basis unrealized appreciation (depreciation), accumulated net realized gain (loss) from investments, and accumulated net investment income (loss) is primarily attributable to the tax deferral of losses on wash sales, the mark-to-market on open forward foreign currency contracts, futures and tax adjustments for defaulted bonds, bonds with perpetual maturities, grantor trusts and the Funds’ wholly owned subsidiary.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds below incurred and elected to defer such capital losses as follows:

Late Year
Fund	Losses
GSA Trend Strategy Fund	1,059,491
Managed Futures Strategy Fund	1,911,464

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds below incurred and elected to defer such capital losses as follows:

Post October
Fund	Losses
Futures Evolution Fund	$3,155,825
GSA Trend Strategy Fund	668,684

Altegris Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2018

At June 30, 2018, the Altegris Futures Evolution Strategy Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring	Non-Expiring		CLCF
Fund	Short-Term	Long-Term	Total	Utilized
Futures Evolution Fund	$8,419,804	$3,692,494	$12,112,298	$—

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of foreign currency gains/(losses), net operating losses and short-term capital gains, and the Funds’ holdings in controlled foreign corporations (CFCs) and adjustments for paydowns, grantor trusts and partnerships resulted in reclassifications for the year ended June 30, 2018 as follows:

	Paid	Undistributed	Undistributed
	In	Ordinary	Net Realized
Fund	Capital	Income (Loss)	Gains (Loss)
Futures Evolution Fund	$(31,162,430)	$1,275,971	$29,886,459
GSA Trend Strategy Fund	(1,926,272)	1,555,039	371,233
Managed Futures Strategy Fund	(1,009,938)	3,964,231	(2,954,293)

8.	NEW ACCOUNTING PRONOUNCEMENTS

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables-Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision .

In August 2018, the FASB issued Accounting Standards Update ("ASU") No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the policy for the timing of transfers between levels. For investment companies, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Early adoption is allowed. These amendments have been adopted with these financial statements.

In August 2018, the Securities and Exchange Commission adopted amendments to certain disclosure requirements under Regulation S-X to conform to US GAAP, including: (i) an amendment to require presentation of the total, rather than the components, of distributable earnings on the Statements of Assets and Liabilities; and (ii) an amendment to require presentation of the total, rather than the components, of distributions to shareholders, except for tax return of capital distributions, if any, on the Statements of Changes in Net Assets. The amendments also removed the requirement for parenthetical disclosure of undistributed net investment income on the Statements of Changes in Net Assets. These amendments have been adopted with these financial statements.

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Consolidated Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the consolidated financial statements, other than the following.

Effective February 1, 2019, NorthStar Financial Services Group, LLC, the parent company of Gemini Fund Services, LLC (“GFS”) and its affiliated companies including Northern Lights Distributors, LLC (“NLD”), Northern Lights Compliance Services, LLC (“NLCS”) and Blu Giant, LLC (“Blu Giant”) (collectively, the “Gemini Companies”), sold its interest in the Gemini Companies to a third party private equity firm that contemporaneously acquired Ultimus Fund Solutions, LLC (an independent mutual fund administration firm) and its affiliates (collectively, the “Ultimus Companies”). As a result of these separate transactions, the Gemini Companies and the Ultimus Companies are now indirectly owned through a common parent entity, The Ultimus Group, LLC.

Altegris Funds
EXPENSE EXAMPLES (Unaudited)
December 31, 2018

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges (CDSCs) and redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period beginning July 1, 2018 and ending December 31, 2018.

Actual Expenses

The “Actual Expenses” section of each table provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period”.

Hypothetical Example for Comparison Purposes

The “Hypothetical” section of each table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Altegris Futures Evolution Strategy Fund
	Annualized	Beginning	Ending Account	Expenses Paid
Actual	Expense	Account Value	Value	During Period *
Expenses	Ratio	7/1/2018	12/31/2018	7/1/18 – 12/31/18
Class A	1.94%	$1,000.00	$963.40	$9.60
Class C	2.69%	$1,000.00	$959.70	$13.29
Class I	1.69%	$1,000.00	$964.00	$8.37
Class N	1.94%	$1,000.00	$962.30	$9.60

Hypothetical	Annualized	Beginning	Ending Account	Expenses Paid
(5% return before	Expense	Account Value	Value	During Period *
expenses)	Ratio	7/1/2018	12/31/2018	7/1/18 – 12/31/18
Class A	1.94%	$1,000.00	$1,015.43	$9.86
Class C	2.69%	$1,000.00	$1,011.64	$13.64
Class I	1.69%	$1,000.00	$1,016.69	$8.59
Class N	1.94%	$1,000.00	$1,015.43	$9.86

Altegris Funds
EXPENSE EXAMPLES (Unaudited)(Continued)
December 31, 2018

Altegris GSA Trend Strategy Fund
	Annualized	Beginning	Ending Account	Expenses Paid
Actual	Expense	Account Value	Value	During Period *
Expenses	Ratio	7/1/2018	12/31/2018	7/1/18 – 12/31/18
Class A	1.85%	$1,000.00	$1,019.60	$9.42
Class I	1.60%	$1,000.00	$1,021.80	$8.15
Class N	1.85%	$1,000.00	$1,019.60	$9.42

Hypothetical	Annualized	Beginning	Ending Account	Expenses Paid
(5% return before	Expense	Account Value	Value	During Period *
expenses)	Ratio	7/1/2018	12/31/2018	7/1/18 – 12/31/18
Class A	1.85%	$1,000.00	$1,015.88	$9.40
Class I	1.60%	$1,000.00	$1,017.14	$8.13
Class N	1.85%	$1,000.00	$1,015.88	$9.40

Altegris Managed Futures Strategy Fund
	Annualized	Beginning	Ending Account	Expenses Paid
Actual	Expense	Account Value	Value	During Period *
Expenses	Ratio	7/1/2018	12/31/2018	7/1/18 – 12/31/18
Class A	1.90%	$1,000.00	$991.30	$9.54
Class C	2.65%	$1,000.00	$987.00	$13.27
Class I	1.65%	$1,000.00	$991.80	$8.28
Class O	1.90%	$1,000.00	$991.30	$9.54

Hypothetical	Annualized	Beginning	Ending Account	Expenses Paid
(5% return before	Expense	Account Value	Value	During Period *
expenses)	Ratio	7/1/2018	12/31/2018	7/1/18 – 12/31/18
Class A	1.90%	$1,000.00	$1,015.63	$9.65
Class C	2.65%	$1,000.00	$1,011.85	$13.44
Class I	1.65%	$1,000.00	$1,016.89	$8.39
Class O	1.90%	$1,000.00	$1,015.63	$9.65

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-877-772-5838 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-772-5838.

INVESTMENT ADVISOR	ADMINISTRATOR
Altegris Advisors, L.L.C.	Gemini Fund Services, LLC
1200 Prospect Street, Suite 400	80 Arkay Drive, Suite 110
La Jolla, CA 92037	Hauppauge, New York 11788

INVESTMENT SUB-ADVISORS

Doubleline Capital LP	Crabel Capital Management, LLC
333 South Grand Ave. Suite 1800	200 Pequot Ave
Los Angeles, CA 90071	Southport, CT 06890

PhaseCapital LP	Centurion Investment Management, LLC
200 Clarendon Street, 25th Floor	610 W Germantown Pike
Boston, MA 02116	Plymouth Meeting, PA 19462

Millburn Ridgefield Corporation	GSA Capital Partners, LLP
411 West Putnam Avenue #305	Stratton House 5 Stratton Street
Greenwich, CT 06830	London W1J 8LA United Kingdom

QMS Capital Management LP	Three Rock Capital Management Limited
240 Leigh Farm Rd #450	149 Francis St, Merchants Quay
Durham, NC 27707	Dublin 8, D08 K030, Ireland

TRUSTED ALTERNATIVES.
INTELLIGENT INVESTING.

www.altegris.com/mutualfunds

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-Ended Management Investment Companies

Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, President/Principal Executive Officer

Date 3/5/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, President/Principal Executive Officer

Date 3/5/2019

By (Signature and Title)

/s/ Jim Colantino

Jim Colantino, Treasurer/Principal Financial Officer

Date 3/5/2019